Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Dummy ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
48420965	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,940.56	07/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,184.71	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The combined taxes for 2024 are due in the total amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The last payment was received on 7/xx/2023 in the amount of $1,613.87 (PITI) and was applied to the due date of 8/xx/2023. The monthly P&I is in the amount of $1,184.71 with an interest rate of 6.00%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is 09/xx/2023. The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per tape data, the subject property is occupied by the owner.
As per the final application, the borrower,xx as a waitress for 20 years.
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 50.349% Tape Value: xx |---| -8.160% |----| -8.16000% Comment: Borrower total income is xx & total expenses are xx DTI is 50.349%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50.34%. Tape shows the BWR income and rental income from REO property were miscalculated, and the DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report states "as is," but the improvement section shows the stairwell, upstairs hallway, and three bedrooms had no finished flooring. The missing carpet upstairs was considered cosmetic. However, the appraisal report reflects an estimated cost of xx to complete the repair. xx is missing from the loan document, and the final CD does not reflect the escrow holdback. Elevated for client review as seller appeared to just stop renovations. Home may not be livable due to lack of flooring."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96707981	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$761.17	09/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,598.55	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx.”
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes for 2022 have been paid in the total amount of $761.17 on 03/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,755.13 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $1,598.55 with an interest rate of 2.250%. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 09/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 09/xx/2023 in the amount of $1,755.13 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of xx with an interest rate of 2.250%. The current UPB is reflected in tape for the amount of xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
The loan was originated on xx/xx/xxxx, and the Covid-19 attestation is located atxx
As per final 1003, the borrower “xx was previously working at “xx for the specialist for period 01/xx/2019.  Later, the borrower started working at xx as a Field Manager for period 03/xx/2019 to 07/xx/2019.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Loan is streamline refinance required MI is not applicable; however, seller tape shows required MI is No. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per deed of trust property type is PUD; however, seller tape shows property type is single family. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet the VA seasoning period requirement of 210 days."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Title issue (Lvl 3)			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40815591	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,230.00	$24,605.11	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,707.57	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The 1st installment of combined taxes for 2022 was paid in the amount of xx on 01/xx/2023.
The 2nd installment of combined taxes for 2022 was paid in the amount of xx on 07/xx/2023.
The 2nd installment of combined tax for 2022 was delinquent in the amount of xx which was good through until 09/xx/2023.	According to the payment history as of 08/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $ 3707.57 (PITI) which was applied for the due date of 09/xx/2023. The monthly P&I is in the amount of $3,707.57 with an interest rate of 4.125%. The current UPB is reflected in tape for the amount of xx	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/xx/2023, the borrower is performing with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of xx (PITI) which was applied for the due date of 08/xx/2023. The monthly P&I is in the amount of $3,707.57 with an interest rate of 4.125%. The current UPB is reflected in tape for the amount of xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx as a “xx
The loan was originated on xx and the Covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: Saskin Tape Value: Saskim |---| |----| Comment: Note reflects borrower last name as Sasken. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects the appraisal fee at $530.00. However, the final CD, dated xx reflects an appraisal fee of xx This is an increase in the fee of $320.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case; it originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows a non-delegated jumbo loan funded without prior approval by the investor. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89910629	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,803.15	08/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,533.87	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”.
No active judgments or liens were found.
The 1st, 2nd and 3rd installment of combined taxes for 2023 have been paid in the total amount of xx on 02/xx/2023, 05/xx/2023 and 08/xx/2023.
The 1st 2nd and 4th installment of combined taxes for 2023-2024 have been due in the total amount of xx on 11/xx/2023, 02/xx/2024 and 05/xx/2024.
The 2023 utilities charges have been delinquent in the amount of xx which were due on 08/xx/2023 and are good through date 09/xx/2023.
According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $3,968.17 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $2,533.87 with an interest rate of 4.375% current UPB is xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/xx/2023, the borrower is current with the loan and the next due date is 10/xx/2023. The last payment was received on 08/xx/2023 in the amount of $3,968.17 (PITI) and was applied to the due date of 09/xx/2023. The monthly P&I is in the amount of $2,533.87 with an interest rate of 4.375% current UPB is xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
Appraisal report in the loan file is “as is”. However, the subject photo addendum shows bathroom wall crack and the subject original garage area has been converted into an office or den and storage room. The estimated cost to cure is xx and updated 1004D is missing from the loan file. Final CD does not reflect escrow holdback amount.
As per servicing comment dated 06/xx/2022, the property occupancy is stated as owner occupied.
As per final 1003, the borrower was previously working at xx for the period 01/xx/2020 to 08/xx/2020. Later, the borrower was unemployed for the period 08/xx/2020 to 03/xx/2022. Currently, the borrower joinedxx on 04/xx/2022 as axx.
The loan was originated on xx/xx/xxxx and the Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.959% Tape Value: xx |---| -8.069% |----| -8.06900% Comment: As per calculation. Tape Source: Initial Tape Type: xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report in the loan file is “as is”. However, the subject photo addendum shows bathroom wall crack and the subject original garage area has been converted into an office or den and storage room. The estimated cost to cure is xx and 1004D is missing from the loan file. Final CD does not reflect escrow holdback amount."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40%. The tape shows paycheck stubs from the CPA and employment disclosure discrepancies. The lender used salaried income of $150K from an offer letter to qualify. Also, post-close xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Attorney FEE paid by Seller: $925.00
Attorney fee paid by Borrower: $1,350.00
CPL paid by Borrower: $75.00
Flood determination paid by Borrower: $15.00
Real Estate Comm paid by Seller: $27,921.00
Sewer Fee paid by Borrower: $425.00
Tax Cert paid by Borrower: $43.00
Title Admin paid by Borrower: $42.85
Title Processing Fee paid by Borrower: $10.00"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report at closing is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96178410	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,705.25	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,672.60	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx."
1. There are 4 prior state tax liens found against "xx" in the total amount of xx  in favor of "xx," which were recorded on different dates. The supporting documents xx contain the SSN#, which is not consistent with the subject borrower's SS#.
2. There is a state tax lien found against "xx" in the total amount of xx in favor of xx which was recorded on 5/xx/2023. The supporting documents  contain the SS#, which is not consistent with the subject borrower's SS#.
3. There is a prior credit card judgment found against "xx" in the amount of $2,903.37, which was recorded on 01/xx/2018. The supporting documents  contain the SSN#, which is not matched with the subject borrower.
The county taxes for 2022-2023 are paid off in the amount of xx on 4/xx/2023.
No prior year’s delinquent taxes have been found.
According to the PH tape data as of 7/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The date of the last payment received is not available. The monthly P&I is in the amount of $1,672.60 with an interest rate of 4.250%. The current UPB is 0.00.	Collections Comments:The current status of the loan is performing. According to the PH tape data as of 7/xx/2023, the borrower is current with the loan, and the next due date is 9/xx/2023. The date of the last payment received is not available. The current UPB is 0.00.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final application, the borrower has been president of "Debra Miller Insurance and Financial Services Inc." for 25 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of loan 19 in audit 17 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.994%   Tape Value: 31.641%   Variance: 2.353%   Variance %: 2.35300%   Comment: Borrower DTI ratio percent xx In audit 39.996%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value xx NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date xx as per note - xx   Tape Source: Initial   Tape Type:
																																																																																				xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project is ineligible due to litigation. The review of the condo questionnaire shows the subject condo project is in active litigation. Plaintiff (State Restoration, Inc.) has filed a lawsuit against the subject condo association for a due amount of xx million not paid. Further details not provided. A Zillow search shows an estimated value of xx Current UPB is xx Elevated for client review."	* Missing Required Disclosures (Lvl 3) "Operating income statement is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24807978	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$444.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.20	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	$99,428.80	Not Applicable	5.000%	$479.44	10/xx/2022	Financial Hardship	As per the updated title report dated xx the subject mortgage was originated on xx in the amount of xx in favor of xx. which was recorded on xx No active judgments or liens were found. The first installment of 2023-24 county taxes was paid on 10/xx/2023 in the amount of xx The second installment is due on 5/xx/2024 in the amount of xx No prior year’s delinquent taxes have been found.	The entire latest PH is missing from the loan file. As per the seller’s tape data as of 1/xx/2024, the borrower has been delinquent for 6 months and the next due date is 07/xx/2023. Details of the last payment received are not available. As per the tape, the current interest rate is 5.500%. The current UPB per tape is xx	Collections Comments:Collection comments are missing from the loan file. As per the seller’s tape data as of 1/xx/2024, the borrower has been delinquent for 6 months and the next due date is 07/xx/2023. Details of the last payment received are not available. As per the tape, the current interest rate is 5.500%. The current UPB per tape is xx The loan was modified on 9/xx/2022 with a new UPB of xx and the first modified payment due date was 10/xx/2022. BWR has been SE for 10 years at Jovangy S Beauty Salon. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower "xx" and the lender, xx on 9/xx/2022. As per the modified terms, the UPB is $99,428.80. The borrower promised to pay the modified UPB with a fixed interest rate of 5.00% in monthly installments of $479.44 starting on 10/xx/2022. The new maturity date will be xx	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: MI is required. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows loan was repurchased over marketability issues. Subject loan is from 2018 and was appraised at xx Current UPB is xx Original appraisal notes issues with inside of dwelling including height of ceilings. Zillow search shows value at xx and pictures in file show some level of renovations to the interior. Loan is seasoned. Downgraded to LVL3. Client to review based on BPO."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.917% exceeds APR threshold of 5.950% over by +0.967%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.917% exceeds APR threshold of 5.950% over by +0.967%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.28% as the borrower’s income is $2,227.67 and total expenses are in the amount of $986.43 and the loan was underwritten by DU (Lxx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
70844435	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,455.12	03/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$909.97	2.940%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	03/xx/2023	$252,291.86	Not Applicable	2.940%	$894.46	03/xx/2023	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx No active judgments or liens have been found. The first installment of town taxes for 2024 has been paid in the amount of xx on 01/xx/2024. The second installment of town taxes for 2024 is due in the amount of xx on 05/xx/2024. The annual installments of utility charges for 2024 have been delinquent in the total amount of xx which are good through 04/xx/2024.	According to payment history as of 3/xx/2024, the borrower is current with the loan, and the next due date is 4/xx/2024. The last payment was received on 3/xx/2024 in the amount of $2,196.50 (PITI), which was applied for the due date of 3/xx/2024. The current P&I is $894.46 with an interest rate of 2.940%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 3/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.14 years on the job as a senior production manager with PMK BNC.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower "XX" and lender XX" on 3/xx/2023 and the new modified principal balance is $252,291.86. The borrower promised to pay the monthly P&I of $894.46 with fixed interest rate of 2.94% beginning on 3/xx/2023 until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 40 Tape Value: 39 |---| 1 |----| xx Comment: Age of loan is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000010000044444444444 Tape Value: PPPPPPPPPPPPP Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the condo questionnaire indicates property zoning doesn't allow for a full rebuild. Further details not provided. Zillow search shows an estimated value of $524K. Current UPB is $245K."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 32.05%. Tape shows undisclosed debt and income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the state regulation for the first lien prohibited fees test.  The following fees were included in the test: Closing Protection Letter paid by Borrower: $75.00 Flood Determination paid by Borrower: $10.50 Tax Certificate paid by Borrower: $25.00 Tax Certificate-Seller paid by Seller: $25.00 Title Closing Protection Letter (CPL) -Seller paid by Seller: $75.00 Title Tax Service Fee paid by Borrower: $48.00 Title Tax Service Fee-Seller paid by Seller: $48.00 Title Transaction Platform Fee-Seller paid by Seller: $15.00 Transaction Platform Fee paid by Borrower: $15.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $113,474.67. The calculated finance charge is $114,338.70 for an under-disclosed amount of -$864.03. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan-failed charges that cannot increase the 0% tolerance test. The loan estimate dated 7/xx/2020 does not reflect the points - loan discount fee. The final CD dated 10/xx/2020 reflects the points - loan discount fee at $569.85. This is an increase in the fee of $569.85 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on closing disclosure dated 10/xx/2020. The initial LE dated 7/xx/2020 reflects lender credit at $243.00. The final CD dated 10/xx/2020 reflects lender credit at $48.40 (recording fee paid by lender). This is a decrease of $194.60 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on 10/xx/2020, and the 1-year SOL is expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
68545632	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$10,052.28	03/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,506.82	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2022	$665,507.25	Not Applicable	3.000%	$2,382.41	01/xx/2022	Financial Hardship	As per the review of updated title report dated 04/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor zz
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due in the amount of xx on 04/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 3/xx/2024, the borrower is current with the loan. The next due date is 4/xx/2024. The last payment was received on 3/xx/2024 in the amount of $2,382.41 with an interest rate of 3.000% which was applied for the due date of 3/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 3/xx/2024, the borrower is current with the loan. The next due date is 4/xx/2024. The last payment was received on 3/xx/2024 in the amount of $2,382.41 with an interest rate of 3.000% which was applied for the due date of 3/xx/2024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
BWR has 3.37 years on the xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 01/xx/2022 and the new modified principal balance is xx The borrower agreed to pay the modified monthly P&I of $2,382.41 with a modified interest rate of 3.00% starting on 01/xx/2022 until the new maturity date of 12/xx/2061. There is no deferred balance and principal forgiven amount.	Field: Age of Loan Loan Value: 64 Tape Value: 63 |---| 1 |----| 1.58730% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.919%   Tape Value: 31.905%   Variance: 6.014%   Variance %: 6.01400%   Comment: DTI is xx but tape shows 31.905%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000012344000000   Tape Value: PPPPPPPPPPPCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at DTI 42.62%. The tape shows lender miscalculated income and the revised DTI is 97%. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired. BWRxx
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by all borrowers."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82467402	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,768.34	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,568.12	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of "xx" No active judgments or liens have been found. Water and sewer charges for 2024 are due in the amount of xx on 5/xx/2024. No delinquent taxes have been found for the prior year.	According to the payment history as of 4/xx/2024, the borrower is current on the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,568.12 with an interest rate of 6.625%, which was applied for the due date of 4/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is xx The current UPB is xx BWR has been SE for 5.83 years atxx No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Escrow Account Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Actual data shows escrow account indicator is Yes. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 4/xx/2024   Tape Value: 2/xx/2024   Variance: 60 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: 00000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 xx Variance %: Comment: Actual data shows maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.70%. Tape shows tax transcripts do not match BWR SExx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
46815622	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,819.73	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.43	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	762	674	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2024, the subject mortgage was originated on xx and recorded on 08/xx/2022 in the amount of xx with xx There is one civil judgment against the borrower in favor of xx, which was recorded on xx in the amount of xx The annual installments of county taxes for 2023 have been paid in the amount of xx on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,197.83 (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $1,094.43 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as xx. BWR1 has prior employment experience as axx
BWR2 has 16.58 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Actual data shows age of loan is 15. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   x $14000.00   Variance %: xx   Comment: Actual data shows original appraised value is $208,000.00.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: xx   Comment: Actual data shows original LTV is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 345 Tape Value: xx Variance: 2 Variance %: 0.58309% Comment: Actual data shows remaining term is 345. Tape Source: Initial Tape Type: xx	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan failed the FHA’s 90-day flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is 5/xx/2022 in the amount of $116K. The subject's appraised value on xx was $208K. The subject has been extensively renovated. Elevated for client review."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers disclosure is missing from loan documents.

Home loan toolkit is missing from the loan documents."	* Closing_Disclosure violations (Lvl 2) "The final CD is not hand dated by borrowers."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.860% exceeds APR threshold of 6.560% over by +0.300%. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 7.109% exceeds APR threshold of 7.060% over by +0.049%. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.109% exceeds APR threshold of 6.560% over by +0.549%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	575
94022586	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,858.01	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.46	2.890%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx There is prior mortgage active against the subject property in favor ofxx in the amount of xx which was recorded on 8/xx/2020. There is municipal lien active against the subject property in favor ofxx in the amount of xx which was recorded on 1/xx/2023. There is prior hospital lien active against the borrower in favor xx which was recorded on 2/xx/2021. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,018.46 which was applied for the due date of 4/xx/2024. The current P&I is $1,018.46 and interest rate is 2.890%. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 5/xx/2024. The UPB is ss The loan was originated on xx. Seller’s tape shows borrower was unemployed at the time of closing. Further details not provided. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. The covid-19 attestation is located at xx Borrower has 13.16 years on the job xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 35.740% Tape Value: 48.502% |---| -xx |----| -xx Comment: As per 1008, calculated DTI ratio is xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per 1008, calculated housing ratio is xx   Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 35.74%. Tape shows undisclosed debt, and BWR was not employed at closing. Revised DTI is 48.50%. Further details not provided. BWR defect. Subject loan originated on xx/xx/xxxx, and the 3-year SOL is expired. BWR has 13xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $7,393.85 exceeds fees threshold of $7,105.16 over by +$288.69.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $4,898.85

Loan fails qualified mortgage lending policy points and fees test due to fees charged $7,393.85 exceeds fees threshold of $7,105.16 over by +$288.69.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $4,898.85"
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	Not Applicable
77571981	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,295.71	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,573.97	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is one prior state tax lien against the borrower in favor of xx, which was recorded on 04/xx/2016 in the amount of xx
There is a UCC finance statement against the borrower in favor ofxx, which was recorded on xx
All prior year's taxes have been paid.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $3,498.61 which was applied for the due date of 4/xx/2024. The current P&I is $2,573.97 and PITI is $3,498.61. The UPB is xx
x
Collections Comments:The loan is currently performing. As per the review of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 5/xx/2024. The UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR receives distribution income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: 0.000% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows early payment default. The borrower never made a payment and claims that the reason is due to her son’s medical bills. The borrower never listed any medical bills as liabilities. According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 4/xx/2019 reflects the appraisal fee at $550.00. The final CD dated 5/xx/2019 reflects an appraisal fee of $625.00. This is an increase in the fee of $75.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on 5/xx/2019, and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92711681	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,448.85	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.40	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	822	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 4/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $305,000.00. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of xx The first and second installments of other taxes for 2022 supplemental were paid in the amount of xx The first and second installments of other taxes for 2021 supplemental were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,095.00 which was applied to the due date of 4/xx/2024. The unpaid principal balance is xx The current P&I is $1,348.40 and the interest rate is 3.375%.	Collections Comments:The loan is currently performing and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of xx which was applied to the due date of 4/xx/2024. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available.Appraisal report reflects as is conditions. The photo addendum shows peeling vinyl in the kitchen and cracks in bathroom tile. The property needs repairs. CCs do not show damage. We are unable to determine whether the repairs have been completed or not. BWR has two months on the job as axx. BWR has switched multiple jobs within one year. The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type: Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Deferred Balance Amount is not applicable. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows loan is ineligible due to the title policy, exhibit A, indicated the subject was a common interest apartment with the right of exclusive occupancy of a specific apartment in the apartment building. Subject UPB $291K. Tape shows updated value at $371K. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects as is conditions and photos addendum shows vinyl in kitchen peeling and crack in bathroom tile. Estimated cost to cure is not available in the loan file. Updated 1004D/completion report is missing from the loan documents and final CD does not reflects escrow holdback amount."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.175%, as the borrower's income is $8,750 and total expenses are in the amount of $4,127.78 and the loan was underwritten by DU xx) and its recommendation is Approve/Eligible with a DTI of 47.175%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			825	Not Applicable
2811970	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$7,831.46	$11,178.72	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,219.43	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with Mxx
No active judgments or liens have been found.
The first and second installments of county taxes for 2023/2024 have been paid in the total amount of xx
The annual installments of county taxes for 2022/2023 have been delinquent in the total amount of xx which are good through 06/xx/2024.	The loan was originated on xx and the first payment is due on xx. According to payment history as of 04/xx/2024, the next due date is 05/xx/2024. The current P&I is $1,219.43 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 04/xx/2024, the next due date is 05/xx/2024. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 0.91 years on the job xx BWR has prior employment experience as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -0.25400% Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Subject loan was a NOO loan and the CD shows proceeds in the amount of xx were used for non-mortgage debt. The loan was tested for compliance through CE.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.060%   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx LTV xx Current UPB xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 16.000% Variance: xx Variance %: 0.06000% Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx LTV xx Current UPB xx with current CLTV xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan-failed charges that cannot increase the 0% tolerance test. The loan estimate dated 2/xx/2024 does not reflect the points-loan discount fee. The post-consumption CD dated 3/xx/2024 reflects a points-loan discount fee of $1,906.00. This is an increase in the fee of $1,906.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on 3/xx/2024, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved as NOO. The subject loan originated as an investment; proceeds from the cash out were used to pay off borrower’s consumer debts. The subject loan was considered as primary. The borrower is paying off consumer debts of $9,572.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 49.75%. Tape shows rental income miscalculation. The revised DTI is 57%. Lender defect. The subject loan originated on 3/xx/2024, and the 3-year SOL is active. BWR hasxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11081280	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$67.99	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,245.22	8.400%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	612	568	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,245.22 with an interest rate of 8.400% which was applied for the due date of 5/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,245.22 with an interest rate of 8.400% which was applied for the due date of 5/xx/2024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. BWR receives SSI, or retirement income. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.645% Tape Value: 49.570% |---| 0.075% |----| xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.926%   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing Ratio per U/W (Initial Rate) is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original Standard LTV(OLTV) is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is a non-QM loan originated in 2020. No available investor, no longer wants to service. Further details not provided."	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2) "Fair market value of homestead property acknowledgment is missing from the loan documents. Appraisal in file."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.646% exceeds APR threshold of 5.010% over by +3.636%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "DU report at the time of closing is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			492	517
78633112	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,375.50	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,398.25	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	794	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024 the subject mortgage was originated on xx in the amount of $ xx in favor of xx
 No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 04/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The last payment was received on 04/xx/2024 in the amount of $4,797.34 which was applied to the due date of 04/xx/2024. The current monthly P&I is $3,398.25 and the interest rate is 6.49%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR1 has one month on the job as xx
BWR2 has 0.83 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.988% Tape Value: 69.500% |---| -xx |----| -xx Comment: Borrower DTI ratio percent is 49.988%. Tape Source: Initial Tape Type:
xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx Tape Value: xx Variance: -118 (Days) Variance %: Comment: Interest paid through date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.98%. Tape shows an income miscalculation and incomplete verification. The revised DTI is xx Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has been an employee at Visiting Angels as a caregiver for 1 month, FICO 777, 0X30 since inception, $63K equity in the subject, and $2950 in disposable income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22124914	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$12,612.33	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,100.93	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	804	800	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with the lender, xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $6,100.93 with an interest rate of 3.375% which was applied for the due date of 7/xx/2024. The current PITI is $8,142.58. The current UPB is $1,300,311.71. PH shows multiple principal payments were made in the total amount of xx from the due dates 8/xx/2022 to 4/xx/2024 on different transaction dates.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $6,100.93 with an interest rate of 3.375% which was applied for the due date of 7/xx/2024. The current PITI is $8,142.58. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
BWR has 18.25 years on the job asxx
BWR2 has been xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.832% Tape Value: xx |---| xx |----| xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $1725000.00 Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV (OLTV) is xx Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Subject approved as a second home and is a manual underwritten loan. Tape shows that asset documentation requirements are not met. File has bank and 401K statements showing assets are xx and satisfy the cash to close requirement of xx Further details not provided. BWR xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	775
8927026	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,173.06	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$454.34	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	05/xx/2017	$88,266.57	Not Applicable	4.125%	$427.79	06/xx/2017	Financial Hardship	The review of the updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx There is a credit card judgment found against the borrower in favor of “xx” in the amount of xx which was recorded on 06/xx/2018. No prior year delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $427.79 and PITI is $693.43. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $427.79 and PITI is $693.43. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 0.92 years on the job as xx BWR has prior employment experience as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with xx on xx The chapter 13 plan was confirmed on 05/xx/2019. The POC was filed by the creditor "xx" on 02/xx/2019 for the secured claim amount of xx and the amount of arrearage is xx As per Voluntary Petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00. There is no any evidence of cram down. The bankruptcy was discharged on 10/xx/2022 and terminated on 11/xx/2022.	The loan was modified on 5/xx/2017 with new principal balance of xx The borrower promises to pay the new modified P&I of $427.79 with the new fixed interest rate of 4.125% beginning from 6/xx/2017 to the new maturity date of 5/xx/2047.	Affiliated Business Disclosure Credit Report Good Faith Estimate Hazard Insurance Initial 1003_Application Mortgage Insurance Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Latoya   Tape Value: Latoyta   Variance:    Variance %:    Comment: Borrower first name is latoya.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -20 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 54.609%   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000X00000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows HPML non-compliant. Further details were not provided. Further details not provided. Infinity compliance results show that the loan has failed HPML test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test ( 12 CFR §1026.43(b)(4),(e)(1) ) due to APR calculated 5.659% exceeds APR threshold of 5.530% over by +0.129%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as $90,673.14. Calculated finance charge is $91,879.66 for an under disclosed amount of -$1,206.52. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is purchase case, originated on xx and the SOL is 1 year.

Loan failed TILA APR Test due to APR calculated 5.618% exceeds APR threshold of 5.754% under by -0.136."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.754% exceeds APR threshold of 5.530%  over by +0.224%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Written list of service provider is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
75731898	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,805.40	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,348.56	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of xx on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $3,446.52 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $2,348.56 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB is xx
Covid-19 attestation is available in the loan file, which is located a xx
As per the comment dated 07/xx/2023, the reason for default is excessive obligations.
As per the comment dated 06/xx/2023, the subject property is occupied by an unknown party. As per the comment dated 05/xx/2023, the property is in good condition.
As per the comment dated 10/xx/2022, the borrower’s income is impacted by Covid-19. The servicer provided FB plans, which ran and were extended several times from 04/xx/2022 to 12/xx/2022.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.249% Tape Value: xx |---| xx |----| xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000001MM0000044444444444 Tape Value: 010000000999999999876543 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 reflects Appraisal Fee at $800.00. Final CD dated 11/xx/2021 reflects Appraisal Fee at $925.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents
Subject loan is a refinance, originated on xx and the 3 years SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.24%. Tape shows income documents are missing. The lender qualified BWR with only a 1-year tax return as per DU. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL will expire on xx BWR has been SE for 8.33 years at LED Kingdom Inc., FICO 707, and $629K equity in the subject." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
10417654	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,524.83	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,912.55	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is a prior ECB lien against the subject property in favor ofxx in the amount of xx which was recorded on xx
There is a prior code enforcement lien against the subject property in favor of xxwhich was recorded on xx The amount is not stated in the lien document.
There is a junior mortgage against the subject property in favor of xx in the amount of xx  which originated on xx  and recorded on 08/xx/2023.
The annual Utilities/MUD charges for 2024 are delinquent in the amount of xx which were due on xx and good through xx
No prior year’s delinquent taxes have been found.
As per the payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $3861.15 (PITI) which was applied to the due date of 7/xx/2024. The current P&I is $2912.55 and interest rate is 2.875%. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR has 3.33 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.532% Tape Value: 38.498% |---| -0.966% |----| -0.96600% Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: x Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 53.960% Variance: 2.882% Variance %: xx Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of $20,237.83 over by +$2,738.63.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $19,305.00
Points - Loan Discount Fee paid by Borrower: $3,671.46."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect Mortgage Broker Fee. Final CD dated 11/xx/2021 reflects Mortgage Broker Fee at $19,305.00. This is an increase in fee of+$19,305.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged$22,976.46 exceeds fees threshold of $20,237.83 over by +$2,738.63.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $19,305.00
Points - Loan Discount Fee paid by Borrower: $3,671.46."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the credit report provided is more than 90 days prior to closing. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.53%. Tape shows the revised DTI is 38.49%. Further details not provided. Subject loan originated on 11/xx/2021, and the 3-year SOL will expire on 11/xx/2024. BWR hasxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			628	Not Applicable
91418958	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,076.85	08/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.78	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx
No active judgments or liens have been found.
The annual combined taxes for 2023 were paid in the amount of xx
No prior year’s delinquent taxes have been found.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,412.10 (PITI) which was applied to the due date of 7/xx/2024. The current P&I is $788.78 and the interest rate is 4.750%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated 4/xx/2024, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is 4/xx/2024. Unable to determine P&I and interest rate. The UPB as per tape is xx
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner occupied.
BWR has 2 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.001% |----| -0.00100% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $305000.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000mmmmmmm000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance result also shows that the loan failed the HPML threshold test. The subject loan is escrowed."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.095% exceeds APR threshold of 5.840% over by +0.255%. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.095% exceeds APR threshold of 5.840% over by +0.255%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as 4/xx/2014. Notary's signature date on the deed of trust is 4/xx/2014. Note date is 4/xx/2014."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10926759	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,852.30	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,517.24	4.168%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$789,856.86	Not Applicable	2.875%	$2,770.96	04/xx/2022	Financial Hardship	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active liens and judgments have been found. The 1st and 2nd installments of county taxes for 2023-2024 were paid in the total amount of xx onxx No prior year’s delinquent taxes have been found.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $3,843.23 (PITI) which was applied to the due date of 7/xx/2024. The current P&I is $2,770.96 and the interest rate is 2.875%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The borrower is performing with the loan.
According to the payment history tape data as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 4/xx/2024. The last transaction details are not available. The current P&I is $2770.96 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $768,007.21.
The modification agreement was made between the lender and borrower on 4/xx/2022. As per the modified term, the new principal balance is xx
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner occupied.
Borrower has 2.75 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 4/xx/2022. As per the modified term, the new principal balance is xx The borrower promises to pay $2,770.96 monthly with a modified interest rate of 2.875% beginning on 4/xx/2022 with a maturity date of xx The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.668% Tape Value: 43.673% |---| -0.005% |----| -0.00500% Comment: Actual data shows DTI is 43.668%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $760000.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Actual data shows original standard LTV (CLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Actual data shows original stated P&I is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated Rate Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Actual data shows original stated rate is xx Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows that asset documentation requirements are not met. As per LP, total available assets of xx satisfy the cash to close requirement of $39,458. Further details not provided. Subject loan originated on xx DTI is xx and FICO 727."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.668% as the borrower’s income is $17,000.00 and total expenses are in the amount of $7,423.57 and the loan was underwritten by LP xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			700	Not Applicable
85620383	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,342.60	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,016.51	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	768	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $5,690.40 (PITI) and was applied to the due date of 7/xx/2024. The monthly P&I is $4,016.51, and the interest rate is 2.625%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $5,690.40 (PITI) and was applied to the due date of 7/xx/2024. The monthly P&I is $4,016.51, and the interest rate is 2.625%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has 3.95 years on the job as a xx BWR2 has been xx
The loan was originated on xx. The covid-19 attestation is missing from the loan file.
BWR has 3.95 years on the xx
Co-BWR has 2.49 years on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 37.620% |---| -0.485% |----| -0.48500% Comment: Borrower DTI Ration xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 28.490% Variance %: xx Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is on the Consummation date xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.135%. The tape shows there are missing income documents. Further details not provided. Lender defect. The subject loan originated on 9/xx/2020, and the 3-year SOL is expired. xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	741
93729963	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,048.16	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,991.08	2.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	658	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of xx The second installment of county taxes for 2024 is due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2,844.99 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is $ xx The current P&I is $1,991.08 and the interest rate is 2.375%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $2,844.99 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is  xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
AS per the comment dated 7/xx/2024, the subject property is located in  disaster.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has been xx
BWR2 has 3.33 years on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.524% Tape Value: xx |---| 1.091% |----| xx Comment: Borrower DT ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 106.220%   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000001000000000000000000 Tape Value: 010000000000000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 12/xx/2020 reflects Points - Loan Discount Fee AT $2,096.00. final CD dated 03/xx/2021 reflects Points - Loan Discount Fee at $5,000.07. This is an increase fee in the amount of +$2,904.07 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			715	741
21517132	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,320.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$428.38	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	663	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of xx on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $855.94 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $428.38 with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB is xx
Covid-19 attestation is available in the loan file, which is located at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx
BWR2 has 1.3 years on the xx. BWR2 has prior employment experience as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.032% Tape Value: 33.700% |---| 0.332% |----| xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type: x
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 34.03%. The tape shows income documents are missing. The lender qualified BWR with only a 1-year tax return as per DU. Further details not provided. Lender defect. The subject loan originated on 9/xx/2021, and the 3-year SOL will expire on 9/xx/2024. BWR has been xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	Not Applicable
61916027	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,792.84	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024 the subject mortgage was originated on xx in the amount of xx in favor of xx The taxes are to follow.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $5,792.84. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $5,792.84. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx
No evidence has been found regarding damage.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 27.335% Tape Value: xx |---| 0.104% |----| 0.10400% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000010000000000   Tape Value: 000000000100000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the combination of units 18D and 18E. BWR's intent is to combine the two units to create one large apartment. The estimated cost of repairs is $70K. 1004D report is missing from the loan documents. Final CD shows an escrow holdback in the amount of $50K. Zillow search shows an estimated value of $1,496,900. Current UPB is xx
* Mortgage Not Recorded (Lvl 4)     "The subject mortgage was originated on 10/xx/2020, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx"
																																																																																						* Required Documentation Missing or Incomplete (Lvl 4) "Appraisal report is subject to the combination of units 18D and 18E. BWR's intent is to combine the two units to create one large apartment. The estimated cost of repairs is $70K. 1004D report is missing from the loan documents. Final CD shows an escrow holdback in the amount of $50K. Proof for the release of the escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan program guidelines are missing from the loan file. Further details not provided." * Type of Ownership is Leasehold or Cooperative (Lvl 3) "Alert note of an UT dated xx shows that the property is a unit in a co-operative. The subject loan originated on 10/xx/2020 with maturity date of xx As per the lease agreement located at “xx” the lease terms started from February 4, 2016 until September 30, xx	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed Late Fees Test due to fee charged 5.000% fee exceeds threshold of 2.000% over by +3.000%." * Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents." * Missing DU/GUS/AUS as required by guidelines (Lvl 2) "DU report is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial 1003 signed by loan originator is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	Not Applicable
50910003	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,194.26	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$131.09	3.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of xx on 09/xx/2023 and 12/xx/2023. No prior year’s delinquent taxes have been found.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $457.51 (PITI) which was applied to the due date of 8/xx/2024. The current P&I is $131.09 and the interest rate is 3.990%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 9/xx/2024. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No evidence of bankruptcy filed by the borrower was found.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 37.384% Tape Value: 14.950% |---| 22.434% |----| 22.43400% Comment: 37.384% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000MMMMMMM000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMMMMM000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject is a non-compliant HPML loan. Further details not provided. Infinity compliance results also show that the loan is HPML."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 5.453% exceeds APR threshold of 4.900% over by +0.553%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA loan. The mortgage insurance certificate is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			823	Not Applicable
75587994	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,630.25	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,893.16	4.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of $746,320.00 in favor of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $3,893.16 with an interest rate of 4.750% which was applied for the due date of 8/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $3,893.16 with an interest rate of 4.750% which was applied for the due date of 8/xx/2024. The current UPB is xx No foreclosure and bankruptcy evidence has been found. BWR has 10.41 years on the job as a xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: ARM Index Type 30-day Average SOFR Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI Ratio Percent is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000X0000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $617,926.90. Calculated finance charge is $637,207.66 for an under disclosed amount of -$19,280.76. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TRID Total of Payments test. TRID Total of Payments disclosed on final CD as $1,369,949.35. Calculated TRID Total of Payments is $1,389,055.11 for an under disclosed amount of -$19,105.76."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2022 does not reflect Points - Loan Discount Fee. CD dated 7/xx/2022 reflects Points - Loan Discount Fee at $7,463.00. This is an increase in fee of +$7,463.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.29%. Tape shows the revised DTI is xx Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR hasxx		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
65584912	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,836.64	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,728.01	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender xx. for the amount of xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2023 was paid in the amount of xx The second installment of county taxes for 2023 is due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $3,094.59 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $1,728.01 and the interest rate is 4.000%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $3,094.59 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 5/xx/2024, there is a payment dispute.
As per the comment dated 5/xx/2022, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from 6/xx/2022 to 5/xx/2023. As per the comment dated 6/xx/2023, the Covid-19 deferral completed. Tape shows deferred balance of xx
No comment pertaining to the damage to the subject property has been observed.
BWR has six months on the job as xx, and BWR has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 34.725% |---| 0.021% |----| 0.02100% Comment: Borrower DTI ratio percent is 34.746%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modification change note terms is no.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: UGI   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.252%   Variance %: -xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: 0000000000099987654321   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 34.72%. Tape shows income documents are missing, and the lender failed to obtain VOE within 10 days. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has xx	* Loan has escrow holdback. No proof it was released (Lvl 3) "Final CD dated 4/xx/2022 reflects escrow holdback in the amount of $3,000.00. Proof for release of escrow holdback is missing from the loan documents." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
54858348	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,014.87	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	807	801	xx	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx in the amount of xx in favor of “xx. No active judgments or liens were found. Tax information is not available.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $2,014.87. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $2,014.87. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx
 No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
 No evidence has been found regarding damage.
BWR has 0.25 years on the job xx The co-borrower has 1.25 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: 35.140% Tape Value: 35.280% |---| -0.140% |----| -0.14000% Comment: Borrower DTI Ratio Percent is 35.140% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000000   Tape Value: 0000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "The subject mortgage was originated on xx but, the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at “xx”."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed late fees test due to late charge is 5.000% comparison exceeds threshold of 2.000% over by +3.000%."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the paystub provided is more than 90 days prior to closing. The borrower qualified with the base income of $14,712.36 and co-borrower base income is $4,169.65.
The subject loan was closed on 07/xx/2022. We have W2’s for borrower and co-borrower for year 2021. Provided Paystubs for borrower and co-borrower are more than 90 days prior to closing. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "Alert note of an UT dated 05/xx/2024 shows that the property is a unit in a co-operative. The subject loan originated on 7/xx/2022 with maturity date of 8/xx/2052. As per the lease agreement located at “xx			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	768
86542386	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,208.95	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,489.21	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor ofxx. No active judgments or liens were found. Annual combined annual taxes for 2023 were paid in the amount of xx on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 08/xx/2024. The last payment was received on 07/xx/2024 in the amount of PITI $2,967.12 which was applied for the due date of 07/xx/2024. The current monthly P&I is $2,489.21 with an interest rate of 7.50%. The UPB per tape is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing
According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 08/xx/2024. The UPB per tape is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the BPO report dated 10/xx/2023 located at xx” the subject property was occupied by the owner. CCs do not show any damage.
BWR has 2 years on thexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: $440000.00 |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.100% Variance %: -0.10000% Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000000000 Tape Value: 0000000000000 Variance: Variance %: Comment: The PH string is MMMMM0000000000. Tape Source: Initial Tape Type:	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Tape shows the lender failed to obtain VOE within 10 days. Offer letter dated 01/xx/2023 is in loan file. Further details not provided." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application dated 12/xx/2022 signed by the loan originator is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2022 does not reflect Points - Loan discount fee. CD dated 01/xx/2023 reflects Points - Loan discount fee at $890.00. This is an increase in fee of $890.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $190.00. CD dated 01/xx/2023 reflects the sum of Section C and Recording fee at $227.50. This is a cumulative increase of $18.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

																																																																																								Subject loan is purchase case, originated on xx and the SOL is 1 year expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
29529858	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$10,863.94	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.14	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx There is a PACE against the property in favor of xx for the amount of $4,383.40 recorded on 4/xx/2022, which was renewed on 9/xx/2022 in the amount of xx There is a civil judgment against the borrower in favor of xxfor the amount of $5,969.22 recorded on xx which was renewed on xx The annual county taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2,900.71 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $1,259.91 and the interest rate is 2.875%. PH shows multiple principal curtailment were made from 9/xx/2022 to 3/xx/2023 in the total amount of xx	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $2,900.71 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Borrower has 0.64 years on the job as xx. Previously, BWR was xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,649.14, an interest rate of 4.375% and a maturity date of xx The P&I as per payment history is $1,259.91 and the interest rate is 2.875%. There is a difference in P&I with respect to note data. As per the tape, the loan was modified on 2/xx/2022. The modification agreement is missing from the loan file.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 38.118% Tape Value: 45.640% |---| -7.522% |----| -7.52200% Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $530000.00   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
xx
Field: Original Stated P&I   Loan Value: xx   Tape Value:    Variance: xx   Variance %: xx   Comment: Original Stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Stated Rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.11%. Tape shows the revised DTI is 45.64%. Further details not provided. Lender defect. Subject loan originated on 5/xx/2018, and the 3-year SOL is expired. BWR has 0.64 years on the job as an associate at Global Eagle Entertainment, FICO 646, $25K equity in the subject, and $3,235 disposable income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated 5/xx/2018. Initial LE dated 4/xx/2018 reflects Lender Credit at $329.00. Final CD dated 05/xx/2018 reflects Lender credit at $0.00. This is decrease of $329.00 for fee which has 0% tolerance test. Subject loan is purchase case, originated on 5/xx/2018 and the 1 year SOL is expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 5/xx/2018 reflects the sum of Section C fees and Recording fee at +$173.00. CD dated 05/xx/2018 reflects the sum of Section C and Recording fee at $198.50. This is a cumulative increase of +$8.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on 5/xx/2018 and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/xx/2018 does not reflect Points - Loan Discount Fee. CD dated 5/xx/2018 reflects Points - Loan Discount Fee at $4,128.75. This is an increase in fee of $4,128.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on 5/xx/2018 and the 1-year SOL has expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			635	Not Applicable
47698488	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,900.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,410.17	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	xx	First	Commitment	Not Applicable	$10,680.00	03/xx/2022	$290,680.10	Not Applicable	3.125%	$1,061.64	04/xx/2022	Financial Hardship	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is junior mortgage active against the subject property in favor of MERS as nominee for xx. in the amount of xx which was recorded on xx
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,747.65 (PITI) and was applied to the due date of 5/xx/2024. The monthly P&I is $1,061.64, and the interest rate is 3.125%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,747.65 (PITI) and was applied to the due date of 5/xx/2024. The monthly P&I is $1,061.64, and the interest rate is 3.125%. The UPB is not provided in latest PH.  As per the tape as of 4/xx/2024, the current UPB is xx
As per the comment dated 7/xx/2024, the RFD was curtailment of income.
As per the comment dated 12/xx/2023, the borrower's income was impacted by the COVID. No comments have been found regarding the FB plan.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has spent 5 months on the job as xx. BWR has prior employment experience as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 3/xx/2022. As per the modified term, the new principal balance is xx The borrower promises to pay $1,061.64 monthly with a modified interest rate of 3.125% beginning on 4/xx/2022 with a maturity date of xx

Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: 39.069% Tape Value: 39.295% |---| -0.226% |----| -0.22600% Comment: As per final 1003 & DU DTI ratio percent is 39.069%; seller tape shows DTI ratio percent is 36.295%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -96 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1410.17   Tape Value: $1061.64   Variance: $348.53   Variance %: 32.82939%   Comment: As per note doc stated P&I is xx seller tape shows stated P&I is $1,061.64.   Tape Source: Initial   Tape Type:
xx
Field: Payment History String Loan Value: M00000321211112101000000 Tape Value: 00032121111210100000009 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;

Admin Fee paid by Borrower: $125.00
Sub-Escrow Fee paid by Borrower: $350.00
Title - Policy Guaranty Fee paid by Borrower: $140.00
Title - Title Opinion Fee paid by Borrower: $150.00"	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of $1,361.87."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.443% exceeds APR threshold of 5.320% over by +0.123%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 5.443% exceeds APR threshold of 5.320% over By +0.123%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39293596	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,943.55	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,408.38	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 6/xx/2024 in the amount of $5,082.15 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $2,408.38 and the interest rate is 5.125%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 6/xx/2024 in the amount of $5,082.15 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 7/xx/2024, there is a dispute.
No comment pertaining to the damage to the subject property has been observed.
BWR has 2.41 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 40.991% Tape Value: 42.493% |---| -1.502% |----| -1.50200% Comment: Actual data shows DTI at 40.991%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Actual data shows LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000 Tape Value: 00000000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows that asset documentation requirements are not met. As per DU, total available assets of $25,490 satisfy the cash to close requirement of $21,505. Further details not provided."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 40.99%. Tape shows the revised DTI is 42.49%. Further details not provided. Subject loan originated on 9/xx/2022, and the 3-year SOL is active. BWR has 2.41 years on the job as an account executive at Fisher Investments, FICO 793, $27K equity in the subject, and $5,091 disposable income." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
23660696	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,429.70	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Secondary	Yes	Yes	No	783	782	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject mortgage was originated on 7/xx/2022, but the mortgage was not recorded. UT dated xx shows that there is an active UCC financing statement against the subject property in favor ofxx. which was originated on xx and recorded on xx No active judgments or liens were found. Property tax status is not available as the property type is cooperative	As per the PH as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2429.70 which was applied to the due date of 7/xx/2024. The current P&I is $2,429.70 and interest rate is 5.25%. The UPB is not provided in the latest PH document. As per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
As per the PH as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2429.70 which was applied to the due date of 7/xx/2024. The UPB is not provided in the latest PH document. As per tape data as of 4/xx/2024, the UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape, the property is owner-occupied.
BWR has 1.33 years on the job xx
BWR2 has 4.66 years xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: $600000.00 |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 71.670% Variance: 8.330% Variance %: xx Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: x CLTV xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000000000000 Tape Value: 0000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the late fees test due to the loan provides for a late payment fee in excess of 5% of the amount of the payment past due. Late charge 5% late charge allowed 2% over by 3.00%."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "Alert note of an UT dated 05/xx/2024 shows that the property is a unit in a co-operative. The subject loan originated on 7/xx/2022 with maturity date of 8/xx/2052. As per the lease agreement located at “xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 42.26%. Tape shows lender was unable to determine that BWR had a valid SE company. Further details not provided. Lender defect. Subject loan originated on xx and thexx		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	757
46807139	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,762.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,242.49	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	766	758	xx	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2021	$447,111.56	Not Applicable	3.000%	$1,600.59	03/xx/2021	Financial Hardship	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for Exx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2023 were paid in the amount of xx
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2,702.26 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $1,600.59 and the interest rate is 3.000%.
PH shows a large payment of $7,246.86 in Oct-23. CC dated 10/xx/2023 shows the same amount paid by BWR.

Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $2,702.26 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 1.41 years on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 2/xx/2021 between the borrowers “xx” and the lender “xx”. As per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of $1,600.59 and an interest rate of 3.00% beginning on 3/xx/2021 until the maturity date of xx	Hazard Insurance Missing Dicsloures	Field: Borrower #2 First Name Loan Value: Lan Tape Value: Van |---| |----| Comment: As per note borrower2 first name is Lan Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $845000.00   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount xx LTV xx Current UPB xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.62500%   Comment: As per note original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000021000001100000 Tape Value: 000000010000011000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2019 reflects Transfer Taxes at $5,991.00. CD dated 06/xx/2019 reflects Transfer Taxes at $6,215.80. This is an increase in fee of $224.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 6/xx/2019 and the SOL is 1 year."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.159%, as the borrowers’ income is $10,459.20, and total expenses are in the amount of $5,246.24. The loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 50%. Subject loan is a purchase, originated on 6/xx/2019 and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48069051	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,727.28	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,736.37	4.875%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	No	Not Applicable	Not Applicable	797	754	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx There is a municipal lien certificate active against the subject property in favor of "Txxwhich was recorded on xx and located at xx . No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2,736.37 with an interest rate of 4.875% which was applied for the due date of 7/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $2,736.37 with an interest rate of 4.875% which was applied for the due date of 7/xx/2024. The current UPB is xx No foreclosure and bankruptcy evidence has been found. BWR1 receives IRA, other asset dissipation, and SSI income. BWR2 has xx BWR3 and BWR4 have b xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 53.164% |---| -3.468% |----| -3.46800% Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is limited cash out.   Tape Source: Initial   Tape Type:
xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations for the late fees test due to late fees calculated 5.00% exceeds late fees threshold of 3.00% over by +2.00%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.696%, as the borrower's income is $23,143.80 and total expenses are in the amount of $11,501.65 and the loan was underwritten by DU (xx * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.69%. Tape shows the revised DTI is xx Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR1 receives IRA, SSI, and asset dissipation income; BWR2 has been xx		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	766
85147018	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,227.40	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,857.95	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	775	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee forxxc. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023-2024 were paid in the total amount of xx on 12/xx/2023 and xx No prior year’s delinquent taxes have been found.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $5,352.92 (PITI) which was applied to the due date of 8/xx/2024. The current P&I is $1,857.95 and the interest rate is 3.625%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 04/xx/2024, the borrower is current with the loan and the next due date is 04/xx/2024. Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is 3.625%. The UPB is xx
As per the servicing comment dated 10/xx/2022, the reason for default is excessive obligations.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
BWR 1 has 1.75 years on thexx. BWR 2 has 2 years on the job xx
The loan was originated on xx and the covid-19 attestation is located atxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: x Field: Current Value Loan Value: Not Applicable Tape Value: $500000.00 Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.17%. Tape shows income documents are missing, and the lender failed to obtain VOE within 10 days. Further details not provided. Lender defect. Subject loan originated on 4/xx/2021, and the 3-year SOL is expired. BWR1 hasxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.17% as the borrower’s income is $7,683.26 and total expenses are in the amount of $3,624.54 and the loan was underwritten by DU Locator xx	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 4/xx/2021. Notary's signature date on the Mortgage/Deed of Trust is 4/xx/2021. Note date is 4/xx/2021."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			576	545
21000299	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,758.77	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,416.41	4.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	754	798	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx withxx
There is a real estate tax lien against the subject property in favor of xx which was recorded on xx in the amount of xx
The first, second, third, and fourth installments of town taxes for 2024 have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $6,493.59 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $5,416.41 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.16 years on the job xx
BWR2 has 2.91 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.744% Tape Value: 37.045% |---| -0.301% |----| -0.30100% Comment: As per final 1003 & LP DTI ratio percent is xx seller tape shows DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal standard LTV is xx seller tape shows standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: x   Tape Value: 000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per the note and mortgage, the subject property address isxxreport shows the address as xx. Also, the APN on the appraisal report is “xx”. Whereas, the mortgage shows APN as xx The legal description from the appraisal report is not consistent with the legal description of the mortgage and deed."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed late fee test due to the loan provides for a late payment fee in excess of 5% of the amount of the payment past due. Late charge 5% late charge allowed 3% over by 2%."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as $975,164.57. Calculated total of payments is $985,131.33 for an under disclosed amount of -$9,966.76. Reason for the disclosed total of payments of $985,131.33 is not considered accurate because it is understated by more than $100. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx Tape shows income documents are missing, and as a result, the ATR could not be verified. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR1 has xx		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36859441	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,429.90	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,112.90	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx No active judgments or liens were found. The county taxes for 2023 were paid in the amount of xx on 01/xx/2024. The school taxes for 2023 were paid in the amount of xx on 02/xx/2024. No prior year’s delinquent taxes have been found.	As per the PH as of 7/xx/2024, the borrower is current with the loan and the next due date is 08/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1112.90 which was applied to the due date of 7/xx/2024 The current P&I is $1,112.90 and the interest rate is 2.999%. The UPB is not provided in the latest PH document. As per the tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing. As per the PH as of 7/xx/2024, the borrower is current with the loan and the next due date is 08/xx/2024. The UPB is not provided in the latest PH document. As per the tape data as of 4/xx/2024, the UPB is xx No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape, the property is owner-occupied. BWR has 1.41 years xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 54.345% |---| -9.722% |----| -xx Comment: As per final 1008 and DU borrower DTI Ratio Percent is 44.623%. Tape Source: Initial Tape Type: x
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: As per note original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount xx LTV xx Current UPB xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.62%. Tape shows the revised DTI is 54.34%. Further details not provided. Lender defect. Subject loan originated on 7/xx/2021, and the 3-year SOL will expire on 7/xx/2024. BWR has 1.41 years on the job as a police officer at Houston Police Department, FICO 710, $152K equity in the subject, and $2,105 disposable income."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.623%, as the borrower income is $4,611.08 and total expenses are in the amount of $2057.62 and the loan was underwritten by DU) and its recommendation is “Approve/Eligible” with a DTI of 44.623%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	Not Applicable
51228436	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,649.66	07/xx/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,198.28	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	xx	First	Commitment	Not Applicable	Not Applicable	09/xx/2021	$252,311.68	Not Applicable	4.375%	$1,114.11	10/xx/2021	Financial Hardship	As per the review of updated title report dated 06/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a junior judgment active against the subject borrower in favor of "xx in the amount of xx which was recorded on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,114.11 with an interest rate of 4.375% which was applied for the due date of 7/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,114.11 with an interest rate of 4.375% which was applied for the due date of 7/xx/2024. The current UPB is xx
No bankruptcy evidence has been found.
The foreclosure was initiated in 2023. The complaint has not been filed yet. As per the collection comment dated 6/xx/2023, the foreclosure case was closed as the loan was reinstated.
BWR has 12.41 years on the job xx
Appraisal report is “as is”. As per the photo addendum, there is drywall damage/prior leak. The cost of repair is not available in appraisal report. CCs do not show damage. Unable to confirm the current status of repairs.

Foreclosure Comments:The foreclosure was initiated in 2023. The complaint has not been filed yet. As per the collection comment dated 6/xx/2023, the foreclosure case was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of 9/xx/2021 and the new modified principal balance is $252,311.68.The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of 4.375% starting on 10/xx/2021 and continuing until the new maturity date of xx	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $390000.00 |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2021   Tape Value: 10/xx/2021   Variance: -15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $84.17   Variance %: xx   Comment: Original Stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000001221104443213210 Tape Value: 00001221106543213210000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the improvement section and photo addendum show that drywall and paint repair are required due to a prior leak in the master bedroom. 1004D report is missing from the loan documents."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85766124	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,556.02	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,627.02	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	751	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with the lender, xx No active liens and judgments have been found. The county taxes for 2023 are paid in the amount of xx No prior year’s delinquent taxes have been found.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,963.35 (PITI) which was applied to the due date of 7/xx/2024. The current P&I is $1,627.02 and the interest rate is 6.990%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:As per the tape, the current status of the loan is performing.
As per the review of tape data of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 4/xx/2024. Details of the last payment received are not available. The current P&I is $1,627.02 and interest rate is 6.990%. The UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Covid-19 attestation is available in the loan file, which is located at xx
BWR1 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 52.407% Tape Value: 36.440% |---| 15.967% |----| 15.96700% Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $306000.00   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000M000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance result also shows that the loan failed the HPML threshold test. The subject loan is escrowed."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the Tennessee Mortgage Banker or Correspondent Mortgage Banker License Brokerage/Finder Fee Test. The below fees were included in the test:

Loan Origination Fee paid by Borrower: $4,284.00
Processing Fee paid by Borrower: $460.00
Underwriting Fee paid by Borrower: $695.00

This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the
property is located."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.252% exceeds APR threshold of 4.220% over by 4.220%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.252% exceeds APR threshold of 4.220% over by +3.032%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.426% as the borrower’s income is $5,367.49 and total expenses are in the amount of $2,813.94. AUS report is missing from the loan documents. The subject loan originated on 12/xx/2020, and the 3-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	779
58740474	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.78	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	748	731	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. Tax status is to follow.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $979.78 (PITI) which was applied to the due date of 7/xx/2024. The current P&I is $979.78 and the interest rate is 2.750%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The borrower is performing with the loan.
According to payment history tape data as of 4/xx/2024, the borrower is current with the loan, and the next due date is 4/xx/2024. We are unable to determine the last payment received, the current P&I and interest rate. The current UPB reflected as per the payment history tape data is xx
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner occupied.
Covid-19 attestation is available in the loan file, which is located at xx
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 6.118% Tape Value: xx |---| -1.715% |----| -1.71500% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 6.11%. Tape shows that income documents are missing. The lender qualified BWR withxx Further details not provided. Lender defect. Subject loan originated on 4/xx/2021, and the 3-year SOL is expired. BWR has been xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 2/xx/2021 reflects points - loan discount fee at $3,216.00. Final CD dated 4/xx/2021 reflects points - loan discount fee at $3,816.00. This is an increase in fee of +$600.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	785
35765247	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,303.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,557.64	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	As per the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,965.63 (PITI) which was applied to the due date of 7/xx/2024. The current P&I is $1,557.64 and the interest rate is 7.125%. The UPB is not provided in the latest PH document. Per tape data as of 4/xx/2024, the UPB is xx	Collections Comments:The borrower is performing with the loan.
According to payment history tape data as of 4/xx/2024, the borrower is current with the loan, and the next due date is 4/xx/2024. We are unable to determine the last payment received, the current P&I and interest rate. The current UPB reflected as per the payment history tape data is xx
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is owner occupied.
BWR has been xx
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 39.670% |---| -0.010% |----| -xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $289000.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000MMMMMMMMMM000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but photo addendum shows a crack in the ceiling of the upstairs bathroom and a broken window sill. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance result also shows that the loan failed the HPML threshold test. The subject loan is escrowed."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the initial loan estimate delivery date test (from application) due to the initial loan estimate delivery date (xx/xx/xxxx) is later than the third business day after the creditor or broker receives the consumer's written application (xx/xx/xxxx).

This loan failed the written list of service providers disclosure date test due to the service providers disclosure date (12/xx/2020) is later than the third business day after the creditor or broker receives the consumer's written application (12/xx/2020)."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed interest rate test due to interest rate 7.125% exceeds interest rate threshold of 5.670% over by +1.455%.

Loan fails brokerage/finder fee test due to fees charged $5,201.00 exceeds fees threshold of $4,624.00 over by +$577.00.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $4,.046.00
Processing Fee paid by Borrower: $460.00
Underwriting Fee paid by Borrower: $695.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.418% exceeds APR threshold of 4.200% over by +3.218%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 7.418% exceeds APR threshold of 4.200% over by +3.218%. Subject loan is escrowed."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			638	Not Applicable
9238303	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,286.26	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.28	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx There is one junior mortgage active against the subject property in favor of Cxxwhich was originated on xx and recorded on xx in the amount of xx The first installment of county taxes for 2023 has been paid in the amount of xx on xx The second installment of county taxes for 2023 is due in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,200.06 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $955.28 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB is xx
Covid-19 attestation is available in the loan file, which is located at xx
As per the latest BPO report dated 02/xx/2024, which is located at xx the subject property is occupied and in average condition.
As per the comment dated 05/xx/2024, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.41 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.062% Tape Value: xx |---| 0.031% |----| xx Comment: Actual data shows DTI at xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per actual data shows LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000001000000000000000000 Tape Value: 01000000000000000000000 Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 43.06%. Tape shows the lender failed to obtain REO property documents to verify PITI. Further details not provided. Lender defect. Subject loan originated on 6/xx/2021, and the 3-year SOL is expired. BWR has 9.41 years on the job as an IT specialist at DFAS/Radiology Inc., FICO 736, and $40K equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge of $117,054.24 exceeds disclosed Finance charge of $117,104.24 under variance by -$50.00. Subject loan is a refinance, originated on 6/xx/2021 and the 3 year SOL is expired."
* Missing Initial Closing Disclosure (Lvl 2)     "As per document tracker located at xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.062%, as the borrower’s income is $7,532.00, and total expenses are in the amount of $3,243.44. The loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 43.06%."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Not Applicable
92713383	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,669.41	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.63	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	778	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the total amount of xx No prior year’s delinquent taxes have been found.	As per review of the payment history as of 7/xx/2024, the loan is performing. The last payment was received in the amount of $1,159.63 on 7/xx/2024 which was applied for the due date of 8/xx/2024. The next due date is 9/xx/2024. Current UPB is unable to determine and current interest rate as per payment history is 5.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 7/xx/2024, the loan is performing. The last payment was received in the amount of $1,159.63 on 7/xx/2024 which was applied for the due date of 8/xx/2024. The next due date is 9/xx/2024. Current UPB is unable to determine and current interest rate as per payment history is 5.250%.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property is occupied by the owner.
BWR1 employment details are not available.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.782% Tape Value: xx |---| -0.259% |----| -xx Comment: 1st borrower income is unavailable; seller tape shows DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 2.384%   Variance %: xx   Comment: As per appraisal calculated LTV is xx seller tape shows LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000MMM000000000000 Tape Value: 00000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the improvement section and photo addendum show the deck and stairs are weathered and there are cracks in the foundation wall. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount."	* Assets do not meet guidelines (Lvl 3) "Tape shows that asset documentation requirements are not met. As per LP, total available assets of $189,658 satisfy the cash to close requirement of $86,514. Further details not provided. Subject loan originated on xx the DTI is 38% and the FICO 837."
* Compliance Testing (Lvl 3)     "Loan fails Lender fees test due to Fees charged $1,405.00 exceeds fees threshold of xx over by +$880.00.
The below fees were included in the test:
Processing Fee paid by Borrower: $1,325.00
Tax Service Fee paid by Borrower: $80.00."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the late fees test due to note reflects a late Charge of 5% of P&I. State late charge maximum is 4.000%. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount point test because it is a first lien mortgage, has a principal amount that is greater than or equal to $10,000, and charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	791
8916123	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,539.58	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.86	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	791	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lenderxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023-2024 were paid in the amount of xx The first and second installments of county taxes for 2022-secured supplemental are due in the amount of xx The first and second installments of county taxes for 2023-secured supplemental are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,313.86 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $1,313.86 and the interest rate is 6.875%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $1,313.86 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Borrower has 11.25 years xx
Borrower 2 has 1.91 years on the job  xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1750000.00   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000   Tape Value: 00000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $1350000.00 Variance: Variance %: Comment: Sales Price(HUD-1 Line 101) is not applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date 02/xx/2023."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for initial CD dated 2/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 2/xx/2024 which is on the consummation date xx
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 10.07%. Tape shows income documents are missing, and as a result, the ATR could not be verified. Revised DTI is 22.48%. Further details not provided. Lender defect. Subject loan originated on 2/xx/2023, and the 3-year SOL is active. BWR1 has 11 years on the job as an associate at Blackhawk Network Holdings, Inc., BWR2 has 1.91 years on the job as an MRI technician at		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	814
33430573	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,244.05	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.94	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2021	$204,265.21	Not Applicable	2.750%	$702.12	10/xx/2021	Financial Hardship	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installments of county taxes for 2023 have been paid in the amount of xx on 11/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $947.43 (PITI), which was applied for the due date of 8/xx/2024. The current P&I is $702.12 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 9/xx/2024. The current UPB is xx
As per the latest BPO report dated 01/xx/2023, which is located at xxthe subject property is occupied and in average condition.
The modification agreement was signed between the borrowers, xx, with an effective date of xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.18 years on the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrowers,xx and the lender, xx, with an effective date of 08/xx/2024. As per the modified terms, the new modified unpaid principal balance is $204,265.21. The borrower agreed to pay the modified monthly P&I of $702.12 with a modified interest rate of 2.750% starting on 10/xx/2021 and continuing until the new maturity date of xx The loan has been modified once since origination.	Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 1.293% |----| xx Comment: Borrower DTI ratio percent is 44.33%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $380000.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -38 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: x x  Variance: xx   Variance %: xx   Comment: xx
Field: Original Stated P&I   Loan Value: xx   Tape Value: $702.12   Variance: $231.82   Variance %: xx   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: 1.00000%   Variance %: 1.00000%   Comment: Original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure not signed by the borrower."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the  borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.337% as the borrower’s income is $4,160.00 and total expenses are in the amount of $1,844.42 and the loan was underwritten by DUxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70833961	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,191.55	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$905.51	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of xx The annual school taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,556.37 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $905.51 and the interest rate is 2.875%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $1,556.37 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the collection comment dated 7/xx/2024, the borrower inquired about the damage found, claim filed for FEMA Hurricane Berly. The servicer advised that no FEMA inspection ordered, loan was not listed in the FEMA declaration. Further details are not provided.
BWR has 5.31 years on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: $199000.00 |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the lender failed to obtain sufficient asset documentation. As per DU, total assets are $19,219.72, which satisfy the cash to close requirement of $16,850.52 in the final CD. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated 11/xx/2020. Document tracker is missing and 3 business days were added to get receipt date 11/xx/2020 which is less than 3 business days from the Consummation date 11/xx/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
28351557	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,092.56	$4,529.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.09	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024 the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. Annual city taxes for 2024 are due in the amount of xx on xx Annual city taxes for 2024 have been delinquent in the amount of xx which were due on 06/xx/2024 and is payable on xx Annual school taxes for 2023 have been delinquent in the amount of xx is payable on 06/xx/2024.	According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 08/xx/2024. The last payment was received on 07/xx/2024 in the amount of P&I $898.09 which was applied for the due date of 07/xx/2024. The current monthly P&I is $898.09 with an interest rate of 3.50%. The UPB per tape is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 08/xx/2024. The UPB per tape is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 9.08 years on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.413% |----| -0.41300% Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment: The payment history string is MMMMMMMM0000000000000000000000.   Tape Source: Initial   Tape Type:
xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised closing disclosure dated 8/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 8/xx/2021 which is after the consummation date 8/xx/2021."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan program guidelines are missing from the loan file. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from loan files."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $126,108.93. Calculated finance charge is $126,798.93 for an under disclosed amount of -$690.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on 8/xx/2021 and 3 years SOL has expired.

																																																																																								TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $126,108.93. Calculated finance charge is $126,898.93 for an under disclosed amount of -$790.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on 8/xx/2021 and 3 years SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	Not Applicable
78367155	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,600.55	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$793.32	2.625%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	666	xx	First	Commitment	Not Applicable	Not Applicable	01/xx/2021	$195,798.00	Not Applicable	2.625%	$786.42	01/xx/2021	Financial Hardship	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of xx on 08/xx/2023. No prior year’s delinquent taxes have been found.	As per the PH as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $1,124.02 which was applied to the due date of 6/xx/2024. The current P&I is $786.42 and interest rate is 2.625%. The UPB is not provided in the latest PH document. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
As per the PH as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The UPB is not provided in the latest PH document. As per the tape as of 4/xx/2024, the UPB is xx
As per the collection comment dated 7/xx/2024, the RFD is curtailment of income.
The loan was modified on 1/xx/2021 with a modified UPB of xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
BWR1 has 6.66 years on the xx
BWR2 has 2.50 years on the xx
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower Clinton A. Hunter and Philip R Mahoney and lender American Security Mortgage Corp. with an effective date of 01/xx/2021. The modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $786.42 with an interest rate of 2.625% starting on 01/xx/2021 and continuing until the maturity date of xx	Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 30.048% Tape Value: 31.195% |---| -1.147% |----| -1.14700% Comment: Borrower DTI ratio percent is 30.048%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $165000.00   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000010000000000000000000 Tape Value: 01000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Tape and file show the AUS report is missing from the loan documents. 1008 in file. Subject originated xx Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			522	527
53898000	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$746.62	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.16	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,272.49 (PITI) and was applied to the due date of 8/xx/2024. The monthly P&I is $1,120.16, and the interest rate is 6.375%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,272.49 (PITI) and was applied to the due date of 8/xx/2024. The monthly P&I is $1,120.16, and the interest rate is 6.375%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Borrower has 4.75 years on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment: MI Company is Not Applicable.   Tape Source: Initial   Tape Type:
xx
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000 Tape Value: 0000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows that asset documentation requirements are not met. As per DU, total available assets of $12,641 satisfy the cash to close requirement of $7,015. Further details not provided. Subject loan originated on xx DTI is xx and FICO 714."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80335650	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,054.37	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$296.14	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	632	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 06/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $296.14 with an interest rate of 4.625% which was applied for the due date of 7/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $296.14 with an interest rate of 4.625% which was applied for the due date of 7/xx/2024. The current UPB is xx No foreclosure and bankruptcy evidence has been found. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $170000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 80.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000MMMMMMM000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMM000000000   Tape Source: Initial   Tape Type:
xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject is a non-compliant HPML loan. Further details not provided. Infinity compliance results show that the loan has passed HPML test."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as $49,520.97. Calculated finance charge is $51,724.97 for an under disclosed amount of -$2,204.00.

Loan failed TILA APR Test due to APR calculated 5.059% exceeds APR threshold of 4.701% over by -0.358%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in the lending disclosure signature page is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
80265717	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$557.43	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$306.58	4.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	813	806	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for Cxx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $458.30 which was applied to the due date of 8/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is and the interest rate is 4.250%.	Collections Comments:The loan is currently performing and the next due date is 9/xx/2024. The last payment was received on 7/xx/2024 in the amount of $458.30 which was applied to the due date of 8/xx/2024. As per the tape, the unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.004% |----| -xx Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000100000MMMMMMM000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject is a non-compliant HPML loan. Further details not provided. Infinity compliance results show that the loan has failed HPMl test." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 5.930% exceeds APR threshold of 5.130% over by +0.800%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $55,077.09 exceeds disclosed finance charge of $65,333.42 over by -$10,256.33.

Loan failed TILA APR test due to APR calculated 5.208% exceeds APR threshold 5.930% over by -0.722%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL. The following state disclosures are missing in the loan documents;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per the appraisal report located at “xx” the subject property is a manufactured home. The manufactured home limited power of attorney, located at “Ln#119723 Pg#14, and the affidavit of affixation, located at xx show that the home is affixed. The legal of mortgage shows the serial# GMHGA40532472AB."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	793
88447365	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,971.74	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$967.63	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	661	xx	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2021	$173,343.60	Not Applicable	5.375%	$879.36	11/xx/2021	Financial Hardship	The review of the updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xxC”. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on 6/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $879.36 and PITI is $1,501.69. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 6/xx/2024, the borrower has been delinquent for 1 month. The last payment was received on 6/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $879.36 and PITI is $1,501.69. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
BWR has 11 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 10/xx/2021 with new principal balance of $173,343.60. The borrower promises to pay the new modified P&I of $879.36 with the new fixed interest rate of 5.375% beginning from 11/xx/2021 to the new maturity date of xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 39.070% |---| -0.002% |----| -0.00200% Comment: Borrower DTI ratio percent is 39.068%. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: xx   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -24 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:xx
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 211101111111102111111100   Tape Value: 00111111110211111110000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test due to the mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, and 2008."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,748.37	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73315568	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,644.18	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$858.77	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	669	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx
There is a junior mortgage active against the subject property in favor of xx in the amount of xx originated on xx and recorded on xx
No active liens and judgments have been found.
The annual county taxes for 2023 were paid on xx in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 08/xx/2024. The last payment was received on 07/xx/2024 in the amount of PITI $1,335.30 which was applied for the due date of 07/xx/2024. The current monthly P&I is $858.77 with an interest rate of 4.375%. The current UPB is not available in the available PH.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 08/xx/2024. The current UPB is not available in the available PH.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the BPO report dated 12/xx/2023 located at xx the subject property was occupied by the owner.As per the collection comment dated xx the subject property was damaged due to Tornando on 5/xx/2024. The loss draft check was received in the amount of xx from the insurance company. Further details are not provided.
BWR has 20 years on the job xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $265000.00 |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows that asset documentation requirements are not met. Review of the loan file shows this is a cash-out refinance transaction and there is no cash to close requirement. Elevated for the client review. As per Final CD, cash to borrower is xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed initial loan estimate delivery date test due to initial loan estimate dated xx and delivered on xx which is more than 3 business days from the initial application date xx

Loan failed SSPL Document date test. Loan originator received initial application on xx Final SSPL Document Date is xx which is more than 3 Business days from the Initial application date 12/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date 12/xx/2021. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24153312	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,483.02	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.59	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	xx	First	Final policy	Not Applicable	$6,600.00	02/xx/2022	$170,735.67	Not Applicable	2.875%	$598.97	03/xx/2022	Financial Hardship	As per the review of updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx
There is an active junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx with the xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $598.97 with an interest rate of 2.875% which was applied for the due date of 7/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $598.97 with an interest rate of 2.875% which was applied for the due date of 7/xx/2024. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
BWR has 1 month on the job as a lead xx
As per the UT report dated 5/xx/2024, the notice of commencement was recorded on 11/xx/2023 for the roof. The cost of repair is not available. The details regarding damage or repairs are not available in the collection comments. Unable to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of 2/xx/2022 and the new modified principal balance is xx The borrower agreed to pay the modified monthly P&I of $598.97 with a modified interest rate of 2.875% starting on 03/xx/2022 and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $242000.00 |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2022   Tape Value: 4/xx/2022   Variance: -87 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated LTV is xx seller tape shows LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $959.59   Tape Value: $598.97   Variance: $360.62   Variance %: 60.20668%   Comment: As per note doc stated P&I is $959.59; seller tape shows stated P&I is $598.97.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note doc original stated rate is 6.000%; seller tape shows original stated rate is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: 00000001111100000000001 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of $974.29."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.317% exceeds APR threshold of 5.370% over by +0.947%. The Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.317% exceeds APR threshold of 5.370% over by +0.947%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65699258	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,912.01	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$836.04	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2024 was paid in the amount of xx The second installment of county taxes for 2024 is due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,101.05 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $836.04 and the interest rate is 4.500%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,101.05 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 27.098% Tape Value: 77.002% |---| -49.904% |----| -49.90400% Comment: Borrower DTI Ratio Percent is 27.098% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV(OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Cash-Out-Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Cash Out   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales Price (HUD-1 Line 101) is not applicable   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "Subject leasehold agreement is in file located at “xx” and the leasehold term expires on xx and the mortgage matures on 2/xx/2050."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.09%. Tape shows the revised DTI is 77%. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is expired. BWR receives SSI and long-term disability income, xx
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge of $138,064.23 exceeds Disclosed Finance charge of xx over by -$43.41.
The subject loan is a refinance, originated on xx and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal was more than 120 days old at closing and expired at closing. The appraisal update is missing from the loan documents. Zillow search shows an estimated value of $359K. Current UPB is $153K."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of Hazard Insurance is missing from the loan documents."
																																																																																								* Mortgage Riders incomplete / inaccurate (Lvl 2) "xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			815	Not Applicable
52165814	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.59	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx in the amount of xx with xx No active judgments or liens have been found. Tax notes show that no tax information as property is co-operative. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $705.59 and was applied to the due date of 7/xx/2024. The monthly P&I is $705.59, and the interest rate is 3.380%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $705.59 and was applied to the due date of 7/xx/2024. The monthly P&I is $705.59, and the interest rate is 3.380%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has 6.25 years on the xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 1.430% |----| xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original Standard LTV (OLTV) is xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 010000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "The subject mortgage was originated on xx but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx." * Type of Ownership is Leasehold or Cooperative (Lvl 4) "Alert note of an UT report dated xx shows that the property is a unit in a co-operative. The subject loan originated on xx with maturity date of xx As per the lease agreement located at “xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan program guidelines are missing from the loan file. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	Not Applicable
64403729	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,979.24	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$686.65	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	706	711	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is a junior UCC lien active against the subject property in favor of xx which was recorded on xx The lien amount is not available.
There are three prior judgments active against the subject borrower in the total amount of xx in favor of different plaintiffs & recorded on different dates.
There is a junior judgment active against the subject borrower in favor of "xx" in the amount of xx which was recorded on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $686.65 with an interest rate of 3.990% which was applied for the due date of 7/xx/2024. The current UPB is xx As per the tape data, the deferred balance is $1,373.30.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $686.65 with an interest rate of 3.990% which was applied for the due date of 7/xx/2024. The current UPB is xx As per the tape data, the deferred balance is xx
No foreclosure and bankruptcy evidence has been found.
The deferment agreement was made on 4/xx/2022 located at "xx", shows that two payments have been deferred with the total deferred amount of xx The seller’s tape data also shows that the deferred balance is $1,373.30.
The loan was originated on 5/xx/2021. The Covid-19 attestation is available at xx
BWR has 30 years on the job xx
BWR2 has 3.33 years on the job xx
As per the collection comment dated 9/xx/2022, the FEMA disaster was declared on 9/xx/2022 due to  Ian. The available CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 Middle Name is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI Percent is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:  xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower Last Name is xx Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $209000.00   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Did a Modification Change Note Terms is N   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 36.58%. Tape shows the lender failed to obtain REO property documents to verify PITI. Further details not provided. Lender defect. Subject loan originated on 5/xx/2021, and the 3-year SOL is expired. BWR1 has 30 years xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/xx/2021 does not reflect Points - Loan Discount Fee. CD dated 5/xx/2021 reflects Points - Loan Discount Fee at $1,843.20. This is an increase in fee of $1,843.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on 5/xx/2021 and the 1-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																								As per the appraisal report located at “xx”, the subject property type is manufactured housing. As per the updated title report dated 5/xx/2024, the manufactured home rider is available at “xx" and the affidavit of affixation is available at xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			538	Not Applicable
83338920	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,353.74	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$266.84	5.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There are two state tax liens active against the borrower in favor of xx in the amount of xx Both were recorded on xx 2nd half county taxes for 2023 are due on 7/xx/2024 in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $590.06 (PITI) and was applied to the due date of 7/xx/2024. The monthly P&I is $266.84, and the interest rate is 5.000%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $590.06 (PITI) and was applied to the due date of 7/xx/2024. The monthly P&I is $266.84, and the interest rate is 5.000%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000001MMMMMMM112110 Tape Value: 00000010000102112110101 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject is a non-compliant HPML loan. Further details not provided. Infinity compliance results show that the loan has failed HPML test."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 6.777% exceeds APR threshold of 6.190% over by +0.587%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH. The following state disclosures are missing in the loan documents;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report dated 6/xx/2011, the subject property type is manufactured home. As per the affidavit of affixation located at (xx), the manufactured home is permanently affixed."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	Not Applicable
24749186	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,951.74	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,596.21	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	709	727	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of $ xx in favor of xx No active liens and judgments have been found. The first and second installments of county taxes for 2023/2024 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The last payment was received on 07/xx/2024 in the amount of P&I $2,596.21 which was applied for the due date of 06/xx/2024. The current rate of interest is 3.375%. The UPB is per tape is xx	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of 07/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The UPB is per tape is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The BPO report dated 10/xx/2023 located at “xx” shows the subject property was occupied by the owner. CCs do not show any damage.
BWR1 has 6.82 years on the xx
BWR2 has 11 months on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -0.124% |----| -0.12400% Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: x
Field: Current Value   Loan Value: Not Applicable   Tape Value: $893000.00   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 111000000000000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	3: Curable		* Income documentation does not meet guidelines (Lvl 3) "Tape shows lender failed to obtain VOE within 10 days. Further details not provided. Subject originated 1/xx/20."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial application signed by originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	740
98377454	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,361.62	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,197.03	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	758	740	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx The annual installments of county taxes for 2023 have been paid in the amount of xx on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $4,079.07 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $2,197.03 with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB is xx
As per the latest BPO report dated 10/xx/2023, which is located at xx the subject property is occupied and in good condition.
As per the comment dated 09/xx/2023, the borrower may have been impacted by the Florida hurricane. No comments have been found regarding the damages, DOL, estimated cost to repair the damages, or completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
BWR2 has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.568% |----| xx Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 6.938%   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000MMM00000   Tape Value: x   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per documents. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the borrower is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
LE dated 02/xx/2021 does not reflect Extended Lock Fee. Final CD dated 04/xx/2023 reflects Extended Lock Fee at $3,07.15
LE dated 02/xx/2021 reflects Appraisal Fee at $488.00. Final CD dated 04/xx/2023 reflects Appraisal Fee at $970.00
LE dated 02/xx/2021 does not reflect Appraisal Re-Inspection Fee. Final CD dated 04/xx/2023 reflects Appraisal Re-Inspection Fee at $145.00
LE dated 02/xx/2021 reflects Transfer Taxes at $9,827.00. Final CD dated 04/xx/2023 reflects Transfer Taxes at $11,793.50
This is an cumulative increase of $5,665.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case originated on xx and the 1-year SOL is expired."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx Tape shows income documents are missing, and as a result, the ATR could not be verified. Further details not provided. Lender defect. Subject loan originated on 4/xx/2023, and the 3-year SOL is active. BWR1 has been SE for xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	759
27524231	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$657.40	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$506.58	2.875%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of $xx There is a hospital lien found against the borrower in favor of “xx” in the amount of xx which was recorded on xx The annual county taxes for 2023 were paid in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $506.58 and PITI is $789.78. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The last payment was received on 7/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $506.58 and PITI is $789.78. The UPB is not provided in the latest PH. As per the tape as of 4/xx/2024, the UPB is xx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 15 years on xx
The loan was originated on xx. The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.001% |----| 0.00100% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Original appraised value was $120K, but the lender used an increased appraised value of $150K. Zillow search shows an estimated value of $181K. Current UPB is $112K." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured by FHA. Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			519	Not Applicable
80574117	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,906.02	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.21	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nomineexx There is junior mortgage active against the subject property in favor of xx the amount of xx which was originated on xx and recorded on xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $844.59 (PITI) and was applied to the due date of 7/xx/2024. The monthly P&I is $554.21, and the interest rate is 4.375%. The UPB is not provided in latest PH. As per the tape as of 4/xx/2024, the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $844.59 (PITI) and was applied to the due date of 7/xx/2024. The monthly P&I is $554.21, and the interest rate is 4.375%. The UPB is not provided in latest PH. As per the tape as of xx the current UPB is xx
As per the comment dated 11/xx/2023, the RFD was curtailment of income.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has 6 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $400000.00 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 43.34%. The tape shows insufficient funds to close. DU reflects the total eligible assets of $0.00, which does not satisfy the cash to close requirement of $530.36. The subject loan was originated on 8/xx/2014."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. The per diem interest amount charged on the loan is $93.13, which exceeds the per diem interest charge or credit threshold of $53.96."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.337% as the borrower’s income is $3,156.57 and total expenses are in the amount of $1,367.96 and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	Not Applicable
56925726	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$857.57	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.62	4.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	No	489	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is a junior judgment active against the subject borrower in favor of xx" in the amount of xx recorded on xx
 There are two junior state tax liens in favor of same plaintiff xx" in the total amount of xx recorded on xx and xx But the SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $574.62 with an interest rate of 4.500% which was applied for the due date of 7/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $574.62 with an interest rate of 4.500% which was applied for the due date of 7/xx/2024. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated 2/xx/2023, the borrower's income was impacted by Covid-19.
No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 41.222% Tape Value: 0.000% |---| 41.222% |----| 41.22200% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $260000.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: $113,407.00 LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000MMMMMMM000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject is a non-compliant HPML loan. Further details not provided. Infinity compliance results also show that the loan is HPML."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.163% exceeds APR threshold of 5.730% over by +0.433%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Valid hazard insurance is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32587977	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$854,402.67	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.40	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	719	Not Applicable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op. The recorded copy of the mortgage is missing from the updated title.
According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with xx
No active judgments or liens found.
The first and second installments of village taxes for 2023 have been paid in the total amount of xx
The first and second installments of school taxes for 2024 have been paid in the total amount of xx
The first installment of combined taxes for 2024 has been paid in the amount of xx
The second installment of combined taxes for 2024 is due in the amount of xx
The first and second installments of village taxes for 2024 are due in the total amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $419.40, which was applied for the due date of 7/xx/2024. The current P&I is $419.40 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB is xx
As per the latest BPO report dated 10/xx/2023, which is located at xx the subject property is occupied and in average condition.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 33.91 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 1.584% |----| xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 24.860%   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx  LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000MMM000000000000000   Tape Value: 00000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $125000.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "The loan was originated on xx The recorded copy of the subject mortgage is not attached to the updated title report. There is an unrecorded copy of the mortgage in the loan file located at xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed state regulations test due to late charge 5.000% exceeds late charge threshold of 2.000% over by +3.000%"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 application signed by originator is missing from loan documents."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "As per the assignment of lease document located at “xx” xx is lessee and he originated the subject mortgage on xx with maturity date xx The lease terms started from July 31, 2009 until July 1, 2060."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.27%. Tape shows the lender was unable to determine if BWR SE business was operating. Further details not provided. Lender defect. Subject loan originated on xx and the 3 year SOL is active. BWR has been SE for xx years at the xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			805	Not Applicable
35078549	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$511.50	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.84	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nomineexx There is a UCC financing statement in favor of xx., which was recorded on xx The annual installments of combined taxes for 2023 have been paid in the amount of xx on xx No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $675.56 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $464.84 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB reflected as per the payment history is xx
As per the latest BPO report dated 04/xx/2023, which is located at xx the subject property is owner-occupied and in average condition.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has two months on the job as a bus driver with Rebun County. Previously, the borrower received retired income for 2.16. years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.142% Tape Value: 61.131% |---| -16.989% |----| -16.98900% Comment: As per DU and 1008 borrower DTI is 44.142%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 30.360%   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount xx LTV xx Current UPB xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: 00000000000X00000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.14%. Tape shows a revised DTI of 61.13%. Further details not provided. Lender defect. Subject loan originated on 12/xx/2016, and the 3-year SOL is expired. BWR1 has 0.19 years on the job xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.142%, as the borrower’s income is $2,506.59, and total expenses are in the amount of $1,106.47. The loan was underwritten by DUxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
86749726	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$824.96	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.55	4.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nomine forxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xx were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/xx/2024, the borrower is current with the loan and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $722.68 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx The current P&I is $524.55 and the interest rate is 4.375%.	Collections Comments:The loan is currently performing and the next due date is 8/xx/2024.
The last payment was received on 7/xx/2024 in the amount of $722.68 which was applied to the due date of 7/xx/2024. As per the tape, the unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 12/xx/2022, the subject property was damaged. The comment states that the leakage in the house needs repairs. The cost of repair is not available. We are unable to determine whether the repairs have been completed or not.
BWR has 4 years on thexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.272% |----| xx Comment: As per final 1003 & DU calculated DTI ratio percent is xx seller tape shows DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $295000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated LTV is xx seller tape shows LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: 00000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows HPML non-compliant loan. Further details were not provided. Infinity CE result also failed HPML test."	* Compliance Testing (Lvl 2) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $4,353.16 exceeds fees threshold of $2,986.14 over by +$1,367.02.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $3,078.16
Seller-Paid Points and Fees $1,275.00"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.119% exceeds APR threshold of 5.460% over by +0.659%. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 6.119% exceeds APR threshold of 5.960% over by +0.159%. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,353.16 exceeds fees threshold of $2,986.14 over by +$1,367.02.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $3,078.16
Seller-Paid Points and Fees $1,275.00"
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.119% exceeds APR threshold of 5.460% over by +0.659%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 2)     "Loan failed FHA QM Rebuttable Presumption Test due to fees charged  fees threshold $2,986.14 over by +$1,367.02.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $3,078.16
																																																																																								Seller-Paid Points and Fees $1,275.00"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	Not Applicable
62353937	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$385.33	$4,939.92	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,948.02	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee forxx
The first and second installments of county taxes for 2022/2023 have been paid in the total amount of xx
The second installment of county taxes for 2022/2023 is due in the total amount of xx
The first installment of county taxes for 2022/2023 has been delinquent in the total amount of xx which is good through xx	According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,450.93 (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $1,948.02 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.50 years on xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original Note Doc Date Loan Value: xx Tape Value: 2/xx/2023 |---| -2 (Days) |----| Comment: Original note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape and review of legal description (Exhibit A) show the subject condo project is ineligible, as Exhibit A indicated the subject unit number #7 shares an undivided 9.1402% interest, which has a common interest apartment with the right of exclusive occupancy of a specific apartment in the apartment building. Further details not provided. Zillow search shows an estimated value of $459K. Current UPB xx Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23659732	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,421.80	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,425.00	$1,677.84	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	751	749	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The first and second installments of county taxes for 2023 were paid in the total amount of xx on 10/xx/2023 and  04/xx/2024 respectively.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 04/xx/2024 in the amount of $1,641.90 which was applied for the due date of 05/xx/2024. The current monthly payment is $1,425.00 and the interest rate is 9.500%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
BWR employment details are not available. Subject loan is NOO. BWR was qualified xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: xx   Tape Value: 1.14   Variance: 0.05   Variance %: xx   Comment: DSCR is 0.72 but tape shows 1.14.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Original note date is xx but tape shows xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the photo addendum shows that bedroom #3 has a crack in the ceiling, bathroom #2 has rotted wood that needs to be repainted, the paint peeled off from the accessory unit, and the fencing gate of the accessory unit is loosely fitted. Estimated cost to cure is not available in the loan file. HUD-1 does not reflect any escrow holdback. 1004D is missing from the loan documents."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75751122	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,129.14	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,301.69	9.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	676	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx There is a junior state tax lien active against the subject borrower in the amount of xx in favor of xx recorded on xx There is a prior state tax lien in the amount of $3,298.00 in favor of "xx" recorded on xx But the lien was recorded against the prior owner. The second installment of county taxes for 2024 is due in the amount of xx on xx No delinquent taxes have been found for the prior year.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,301.69 with an interest rate of 9.990% which was applied for the due date of 5/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,301.69 with an interest rate of 9.990% which was applied for the due date of 5/xx/2024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
BWR has 6.33 years on xx
The appraisal report is “as is”. The improvement section and addendum show that there are blackberry bushes growing near the eastern and southern sides of the dwelling, which touch the siding. No visible repairs or damages were noticed. The appraisal report reflects that the cost to cure the work is approximately xx CCs are missing. Unable to confirm the current status of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -2.189% |----| -2.18900% Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Actual data shows the note date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the improvement section shows blackberry bushes growing near the eastern and southern sides of the dwelling, and the removal cost is $500. 1004D is missing from the loan documents. Also, the final CD does not reflect any holdback."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan contains a 5-year prepayment penalty term with 6-month advance interest, but the note agreement reflects a 3-year prepayment penalty term. Further details not provided."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56566983	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,823.88	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,730.96	11.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nomineexx
The first installment of county taxes for 2024 has been paid in the amount of xx on xx
The second installment of county taxes for 2024 is due in the amount of xx on xx
No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of xx (PITI), which was applied for the due date of 4/xx/2024. The current P&I is xx with an interest rate of 11.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.08 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.005% |----| 0.00500% Comment: As per 1008, calculated DTI is xx Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Seller tape shows Note date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Property is commercial. Tape and review of the appraisal report show the subject property is a metal structure (with a two-story residence that has a shop in the front, a horse run-in shed, a large indoor riding arena, a large barn with stables, and an equestrian arena. Zillow search shows an estimated value of $718K. Current UPB $245K. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows peeling paint on deck trim/railing. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed interest rate test due to interest rate calculated 12.687% exceeds interest threshold of 12.000% over by +0.687%. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."ees threshold of $7,108.06 over by +$4,580.94.
The below fees were included in the test:
Administration Fee paid by Borrower: $900.00
Loan Origination Fee paid by Borrower: $10,000.00
Processing Fee paid by Borrower: $789.00

Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR calculated of 12.688% exceeds APR threshold of 8.510% over by +4.178%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $11,689.00 exceeds fees threshold of $7,108.06 over by +$4,580.94.
The below fees were included in the test:
Administration Fee paid by Borrower: $900.00
Loan Origination Fee paid by Borrower: $10,000.00
Processing Fee paid by Borrower: $789.00"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 12.688% exceeds APR threshold of 7.760% over by +4.928%. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 12.688% exceeds APR threshold of 8.510% over by +4.178%."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.698% exceeds APR threshold of 7.760% over by +4.938%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84990096	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,138.85	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,665.83	$2,388.96	3.990%	480	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There are two prior state tax liens active against the borrower in favor of xx in the amount of xx Both were recorded on different dates.
There is prior judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx
There is a judgment active against the borrower in favor of xx n the amount of xx which was recorded on 3/xx/2024.
2nd half county taxes for 2024 are due on 10/xx/2024 in the amount of xx
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of xx which was applied for the due date of 5/xx/2024. The current P&I is $1,665.83 and PITI is $2,427.86. The UPB is xx
The borrower has been making interest only payment.

Collections Comments:The loan is currently performing. As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The UPB is xx
Unable to determine the occupancy and current condition of property.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR was receiving SSI but has deceased on 3/xx/22.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.007% |----| 0.00700% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -5 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage.

This loan failed the qualified mortgage loan term test due to a qualified mortgage is a covered transaction for which the loan term does not exceed 30 years. This loan has a loan term of 480 months which exceeds the 360-month loan term limit for qualified mortgages."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan failed the loan term test due to the loan term exceeds 30 years. Mortgages must not have terms exceeding 30 years to be eligible for sale to Fannie Mae.

This loan failed the amortization test for one of the following reasons:
The loan has a date creditor received application before January 10, 2014, the loan contains an interest-only feature, and one or more of the following applies:
The loan is a cash-out refinance. The loan is secured by an investment property, a unit in a co-op project, or a manufactured home.
The loan is secured by a 2-4 unit property. The loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing."
																																																																																							*xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41716246	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,435.77	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,813.02	$3,769.96	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	679	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with xx and it was recorded on xx There is a real estate excise tax affidavit against the BWR in the amount of xx which was recorded on 4/xx/2010. The first installment of town taxes for 2024 was paid off in the total amount of xx on 4/xx/2024. The second installment of town taxes for 2024 is due in the total amount of xx on 10/xx/2024. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of xx which applied for 4/xx/2024. The current interest is xx with an interest rate of 6.875% for first 120 months. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the data tape, the subject property is owner-occupied.
BWR#1 has 3 months on the job as a night manager at xx
BWR#2 has 10.08 years on the job as a xx Also, BWR receives SSI income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the basement bathroom is in the process of being remodeled, and the estimated cost to cure is $5,000. 1004D report is missing from the loan documents. Also, the final CD does not reflect any holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed qualified mortgage APR threshold test due to APR calculated 7.173% exceeds APR threshold of 6.480% over by +0.693%. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.173% exceeds APR threshold of 5.730% over by +1.443%. Subject loan is escrowed.

This loan failed the qualified mortgage interest only test. (12 CFR 1026.43(e)(2)(i)(B))
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.
This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed delivery and timing test for initial CD dated 4/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 4/xx/2022 which is less than 3 business days from the consummation date of 4/xx/2022.

Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 03/xx/2022 does not reflect Points - Loan Discount Fee. PCCD dated 04/xx/2022 reflects Points - Loan Discount Fee at $8,592.50.
Initial LE dated 03/xx/2022 reflects Loan Origination Fee at $4,810.00. PCCD dated 04/xx/2022 reflects Loan Origination Fee at $4,910.00.
This is an increase in fees of $8,692.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $15,191.50 exceeds fees threshold of $14,250.40 over by +$941.10.
The below fees were included in the test:
Administration Fee paid by Borrower: $900.00
Loan Origination Fee paid by Borrower: $4,910.00
Points - Loan Discount Fee paid by Borrower: $8,592.50
Processing Fee paid by Borrower: $789.00

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 7.173% exceeds APR threshold of 6.480% over by +0.693%.

Loan failed the GSE (Fannie Mae Public Guidelines) amortization test for the loans with a date creditor received application on or after January 10, 2014, loans eligible for sale to Fannie Mae must be fully amortizing, as defined in Regulation Z.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $15,191.50 exceeds fees threshold of $14,250.40 over by +$941.10.
The below fees were included in the test:
Administration Fee paid by Borrower: $900.00
Loan Origination Fee paid by Borrower: $4,910.00
Points - Loan Discount Fee paid by Borrower: $8,592.50
Processing Fee paid by Borrower: $789.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.171% exceeds APR threshold of 5.730% over by +1.441%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1485044	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,155.92	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.88	7.950%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	596	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens were found.
The 1st installment of county taxes for 2024 was paid in the amount of xx on
The 2nd installment of county taxes for 2024 has been due in the total amount of xx on
No prior year’s delinquent taxes have been found.	According to the payment history as of 04/xx/2024, the borrower is current with the loan, and the next due date is 05/xx/2024. The last payment was received on 04/xx/2024 in the amount of xx which was applied for the due date of 04/xx/2024. The current monthly P&I is xx with an interest rate of 7.95%. The current UPB reflected as per the payment history is xx	Collections Comments:Currently, the loan is performing.
According to the payment history as of 04/xx/2024, the borrower is current with the loan, and the next due date is 05/xx/2024. The last payment was received on 04/xx/2024 in the amount of $1,330.00 which was applied for the due date of 04/xx/2024. The current monthly P&I is $992.19 with an interest rate of 7.95%. The current UPB reflected as per the payment history is xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
BWR receives xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -5 (Days) |----| Comment: As per note original note date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.376% exceeds APR threshold of 5.730% over by +2.646%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report located at xxmanufactured home. The affidavit of affixation document is available in loan files located at xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86991736	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,278.90	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,070.31	$2,401.17	6.625%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	767	758	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
There is state tax lien found against the borrower in favor of xx in the amount of xx which was recorded on xx
The 1st installment of county taxes for 2024 was paid in the amount of xx on 04/xx/2024.
The 2nd installment of county taxes for 2024 has been due in the amount of xx on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the interest amount of xx (PITI), which includes the P&I of xx which was applied to the due date of xx The current rate of interest is and the current UPB is xx The loan is interest only for 120 months.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the interest amount of $2,070.31 (PITI), which includes the P&I of $2,070.31, which was applied to the due date of 5/xx/2024. The current rate of interest is 6.625% and the current UPB is $375,000.00.The loan is interest only for 120 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives 1099 income. BWR2 has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Debt Service Coverage Ratio (DSCR) Loan Value: Not Applicable Tape Value: 0.9 |---| |----| Comment: DSCR is 0.82 but tape shows 0.9. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: x   Variance: -3 (Days)   Variance %:    Comment: Note date is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Property Address Street xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a non-arms length transaction, as the tape shows BWR purchased the subject property for $500K, and the seller is BWR's friend. Subject property valued at $578K. Zillow search shows an estimated value of $597K. Further details not provided."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24809881	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,472.17	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,750.97	11.990%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	697	729	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor ofxx
No active judgments or liens were found.
The 2024 county annual taxes were paid in the amount of xx on 04/xx/2024.
The 2024 county annual taxes are due in the amount of xx on 10/xx/2024.
No prior year’s delinquent taxes have been found.	According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $3,245.13 which applied for 4/xx/2024. The current P&I is $2,750.97 with an interest rate of 11.990%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the data tape, the subject property is owner-occupied.
BWR1 has been xx
BWR2 receivesxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed revised loan estimate delivery date and changed circumstances date test for revised loan estimate dated 11/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 11/xx/2022. Unable to determine delivery date due to missing document tracker. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed qualified mortgage APR threshold test due to APR calculated 12.807% exceeds APR threshold of 8.830% over by +3.977%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $11,689.00 exceeds fees threshold of $7,107.87 over by +$4,581.13.
The below fees were included in the test:
Administration Fee paid by Borrower: $900.00
Loan Origination Fee paid by Borrower: $10,000.00
Processing Fee paid by Borrower: $789.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulation for the interest rate test due to interest rate charged 12.806% exceeds interest rate charged threshold of 12.000% over by +0.806%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,689.00 exceeds fees threshold of $7,107.87 over by +$4,581.13.
The below fees were included in the test:
Administration Fee paid by Borrower: $900.00
Loan Origination Fee paid by Borrower: $10,000.00
Processing Fee paid by Borrower: $789.00.

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 12.807% exceeds APR threshold of 8.830% over By +3.977%."
* Property Marketability Issues (Lvl 3) "Tape shows the subject property is ineligible for sale to Fannie Mae and Freddie Mac. Subject’s actual age is 46 years and is in average to good condition (completed as “As-Is”). No repairs have been found in the appraisal report. Appraiser also states there are two stick built additions including a 20x20 family room and a 14x18 hobby room. the appraiser notes that permits could not be found for these additions, but the work was performed in a professional manner, flows with the rest of the home and is being included in the subjects total GLA. According to the affidavit of property value, the subject property is affixed to a permanent foundation, and the VIN number is 02910591J. Zillow search shows an estimated value of $458K. Current UPB $245K. Elevated for client review."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 12.807% exceeds APR threshold of 8.080% over by +4.727%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.817% exceeds APR threshold of 8.080% over by +4.737%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per the appraisal report dated 11/xx/2022, the subject property type is a manufactured home. According to the affixation affidavit located atxx the subject property is affixed to a permanent foundation and the VIN No. is		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37442299	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,054.51	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$902.50	$1,189.36	4.750%	480	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	788	636	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active liens and judgments have been found.
The 1st installment of county tax for 2024 was paid in the total amount of xx on 04/xx/2024.
The 2nd installment of county tax for 2024 has been due in the total amount of xx on 10/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $1,308.52 (PITI) which was applied for the due date of 05/xx/2024. The monthly P&I is in the amount of $902.50 with an interest rate of 4.750%. The current unpaid principal balance is xx The loan is interest only for 120 months.	Collections Comments:The current status of the loan is current.
According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $1,308.52 (PITI) which was applied for the due date of 05/xx/2024. The monthly P&I is in the amount of xx with an interest rate of 4.750%. The current unpaid principal balance is xx The loan is interest only for 120 months.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
BWR1 receivesxx
BWR2 hasxx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
No comments have been found stating the borrower was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 26.963% Tape Value: 37.691% |---| -10.728% |----| -10.72800% Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at Origination (Property Usage Type) is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows the subject loan approved as OO but is NOO with BWR's shared relationship as mother and daughter. Protitle report shows BWR1 sold the subject property to herself and BWR2, her daughter, through QCD on xx BWR1 Mother no longer lives at property; daughter does. The subject loan originated on 4/xx/2022. Further details not provided." Subject last sold xx for $240K. UPB $228K."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17961585	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,013.09	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,561.42	12.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	658	686	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee forxx
As per the updated title report dated xx there is a state tax lien of ‘xx’ against the borrower xx in the amount of xx which was recorded on 2/xx/2019.

As per the updated title report dated 05/xx/2024, there is a state tax lien of ‘xx’ against the borrower xx also appearing of record as xx’ in the amount of xx which was recorded on 12/xx/2022.
The first installment of town taxes for 2024 was paid off in the total amount of xx on 4/xx/2024.
The second installment of town taxes for 2024 is due in the total amount of xx  on 10/xx/2024.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,828.67 which applied for 4/xx/2024. The current P&I is $2,561.42 with an interest rate of The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the data tape, the subject property is owner-occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)		4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject condo was under rehab during the purchase. Appraisal report shows no damage or repair is needed for the subject unit, but a review of the resale disclosure certificate shows multiple repairs and major renovations have been approved for the condo project. 1004D or an inspection report confirming repairs are completed is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95341061	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,838.63	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,416.82	13.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	568	564	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on in the amount of in favor of MERS as nominee for xx. which was recorded on xx There is a prior mechanics lien found against the subject property in favor ofxx. in the amount of xx which was recorded on The first installment of county taxes for 2024 was paid in the amount of xx on The second installment of county taxes for 2024 is due in the total amount of xx on 10/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The last payment was received on 04/xx/2024 in the amount of $2,871.15 (PITI) which was applied to the due date of 04/xx/2024. The current monthly P&I is $2,416.82, and the interest rate is 13.500%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The current UPB is xx No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. BWR has 13.41 years on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor |---| |----| Comment: Occupancy at Origination (Property Usage Type) is primary Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The loan failed the initial closing disclosure delivery date test due to an initial CD dated 5/xx/2023. The document tracker is missing, and 3 business days were added to get the receipt date of 5/xx/2023, which is less than 3 business days before the consummation date of 5/xx/2023. The loan failed the qualified mortgage APR threshold test due to APR calculated at 14.458% exceeds the APR threshold of 8.690% over by +5.768%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test due to rate threshold test due to rate calculated at 14.444% exceeds the APR threshold of 12.000% over by +2.444%."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed GSE (Fannie Mae public guidelines) the predatory lending guidance test due to the loan failed the allowable points and fees test.  Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $12,239.00 exceeds the fee threshold of $5,904.45 over by +$6,334.55. A signed rate lock agreement is available at xx). Discount point acknowledgment disclosure is missing from the loan documents. The following lists of fees were included in the test: Administration Fee paid by Borrower: $900.00 Loan Origination Fee paid by Borrower: $10,550.00 Processing Fee paid by Borrower: $789.00  The loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR charged of 14.458%, which is +5.768% higher than the APR threshold of 8.690%.  The loan failed the GSE (Fannie Mae public guidelines) HOEPA APR test due to an APR charged of 14.444%, which is +1.504% higher than the APR threshold of 12.940%.  Loan failed GSE (Fannie Mae public guidelines) HOEPA Points and fees test due to fees charged $12,239.00 exceeds the fee threshold of $9,840.75 over by +$2,398.25. A signed rate lock agreement is available at xx. Discount point acknowledgment disclosure is missing from the loan documents. The following lists of fees were included in the test: Administration Fee paid by Borrower: $900.00 Loan Origination Fee paid by Borrower: $10,550.00 Processing Fee paid by Borrower: $789.00  Loan fails qualified mortgage lending policy points and fees test due to fees charged $12,239.00 exceeds the fee threshold of $5,904.45 over by +$6,334.55. A signed rate lock agreement is available at xx). Discount point acknowledgment disclosure is missing from the loan documents. The following lists of fees were included in the test: Administration Fee paid by Borrower: $900.00 Loan Origination Fee paid by Borrower: $10,550.00 Processing Fee paid by Borrower: $789.00"
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved as NOO. The subject loan originated as an investment; proceeds from the cash out were used to pay off borrower’s consumer debts. The subject loan was considered as primary. The borrower is paying off consumer debts of $125,017.00."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 14.452% exceeds APR threshold of 7.940% over by +6.512%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 14.458% exceeds APR threshold of 7.940% over by +6.518%. Subject loan is escrowed."		Critical	Fail	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10132024	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Puerto Rico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,850.55	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$871.27	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of x. A copy of the recorded mortgage is not attached to the UT. No active judgments or liens were found. The combined taxes for 2024 were paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,149.89, which was applied for the due date of 5/xx/2024. The current monthly P&I is $871.27 with an interest rate of 2.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is xx No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. CCs do not show repairs. As per seller tape data, the property is owner-occupied. BWR has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 26 Tape Value: 27 |---| -1 |----| -3.70370% Comment: Actual data shows age of loan is 26. Tape Source: Initial Tape Type:

Field: Current Value   Loan Value: Not Applicable   Tape Value: $244000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $225000.00   Tape Value: $244000.00   Variance: $-19000.00   Variance %: -7.78688%   Comment: Actual data shows original appraised value is $225,000.00.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Actual data shows original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Actual data shows original LTV is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the swimming pool being repaired, cleaned, and filled with water. The exterior bathroom needs to be repaired. The appraisal report reflects the total cost to cure in the amount of $4,000.00. 1004D report is missing from the loan documents. Also, the final CD does not reflect any holdbacks.

As per Seller comment: appraisal is from 2021, loan is performing, we don't have evidence of repairs."
* Mortgage Not Recorded (Lvl 4) "The subject mortgage was originated on xx, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,941.00 exceeds fees threshold of $5,973.51 over by +$3,967.49.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,775.00
Points - Loan Discount Fee paid by Borrower: $4,166.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,941.00 exceeds fees threshold of $5,973.51 over by +$3,967.49.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $5,775.00
Points - Loan Discount Fee paid by Borrower: $4,166.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with an LTV of xx which exceeded loan program guidelines limits. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on 11/xx/2021 and the loan closed on 01/xx/2022. No lock extension found."		Elevated	Pass	Pass	Pass	Not Covered	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
5934999	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.88	10.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx There is a prior UCC lien found against the subject property in favor ofxx, which was recorded on xx The supportive document does not reflect the lien amount. The annual installments of combined taxes for 2016-2023 are fully exempt. The 2015 combined annual taxes were paid in the amount of xx on 12/xx/2015. No prior year’s delinquent taxes have been found.	As per payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024. The current monthly P&I is $1,235.88 with an interest rate of 10.375%. The current UPB is xx	Collections Comments:The current status of the loan is active bankruptcy.
As per payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024. The current monthly P&I is $1,235.88 with an interest rate of 10.375%. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter 13 with xx on 8/xx/2023. The last bankruptcy was filed on 5/xx/2024, and bankruptcy is still active.
No information has been found related to damage or repairs.
As per servicing tape data, the property is owner-occupied.
BWR xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower,xx, filed for bankruptcy under Chapter 13 with case numberxxon xx As per voluntary petition schedule D (Doc. 14), the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx The unsecured portion is $0.00. The POC () was filed by the xx on 11/xx/2023 for the secured claim amount of xx and the amount of arrearage is $0.00. The amended chapter 13 ) plan was filed on 12/xx/2023 and confirmed on 3/xx/2024. The borrower has promised to make a monthly mortgage payment of xx for 60 months to the trustee under the Chapter 13 plan. The last bankruptcy was filed on 5/xx/2024, and bankruptcy is still active.	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of Loan is 7 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value Date is not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Limited cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of Transaction per HUD-1 is Refinance Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $5,048.75 exceeds fees threshold of $3,906.62 over by +$1,142.13.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $3,753.75
Underwriting Fee paid by Borrower: $1,295.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $5,048.75 exceeds fees threshold of $3,906.62 over by +$1,142.13.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $3,753.75
Underwriting Fee paid by Borrower: $1,295.00

GSE (Fannie Mae public guidelines) QM APR Test due to APR calculated 10.903% exceeds APR threshold of 8.920% over by +1.983%."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows BK right after funding, but the loan stayed current.  According to the PACER, the borrower, Mark N. Jones, filed for bankruptcy under Chapter 13 with case number on xx The last bankruptcy was filed on 5/xx/2024, and bankruptcy is still active. As per PH tape data as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Loan failed Qualified Mortgage APR Threshold test due to APR calculated 10.903% exceeds APR threshold 8.920% over by +1.983%." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.957% exceeds APR threshold of 8.170% over by +2.787%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	Not Applicable
37230103	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Puerto Rico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.96	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	762	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The recorded mortgage is missing from the updated title report and loan file. As per the UT abstract report, the subject mortgage was originated on xx and was recorded on 08/xx/2021 in the amount of xx in favor ofxx There is an active prior mortgage against the subject property in favor of xx" in the amount of xx which was recorded on xx UT does not reflect tax status.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $978.96 with an interest rate of 3.000% which was applied for the due date of 5/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $978.96 with an interest rate of 3.000% which was applied for the due date of 5/xx/2024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
The loan was originated on 4/xx/2021. The Covid-19 attestation is located at xx
BWR has been xx
Post close appraisal of subject property is “xx” for multiple items listed in the improvements addendum totaling $2,300.00. CCs do not show damage. As per the collection comment dated 2/xx/2023, the subject property is vacant.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Transmittal (1008)	Field: Age of Loan Loan Value: 35 Tape Value: 36 |---| -1 |----| -2.77777% Comment: Seller tape shows Age of the loan 36, as per the Note document is 35. Tape Source: Initial Tape Type:
xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: MGIC   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape shows MI company is other, as per the MI document is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street xx	4: Unacceptable	* Mortgage missing / unexecuted (Lvl 4) "The recorded mortgage is missing from the loan file. Also, the unrecorded copy of mortgage is not available in the loan file. As per the UT abstract report, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor oxx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Post close appraisal of subject property is subject to repairs of multiple items listed in the improvements addendum totaling $2,300.00. Final closing disclosure does not show any escrow holdback amount. 1004D completion report is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The tape shows subject property is located in Puerto Rico. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 4/xx/2021 and the SOL is 1 year."
* ComplianceEase RESPA Test Failed (Lvl 2)     "The loan failed the RESPA timing test due to the loan estimate, settlement services provider list and the homeownership counseling organization disclosure were issued 4 days after initial application date. Initial loan application date is 1/xx/2021 and the documents are dated 1/xx/2021."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial Loan Estimate Delivery Date Test due to initial LE dated xx and delivered on 1/xx/2021 which is more than 3 business days from the initial application date 1/xx/2021."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 1/xx/2021 delivered on 1/xx/2021 which is more than 3 business days from initial application date 1/xx/2021. Subject loan is purchase case, originated on xx and the SOL is 1 year.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated 1/xx/2021 reflects lender credit at $2,914.00, Final CD dated reflects Lender Credit at $1,109.92. This is decrease of $1,804.08 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.466%,the borrower’s income is $20,152.58 and total expenses are in the amount of $8,961.12 and the loan was underwritten by LP (xx
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Not Covered	Pass	Fail	Not Covered	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,300.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
79702938	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,217.83	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,475.06	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount xx with MERS as nominee for xx No active judgments or liens found The first and second installments of county taxes for 2023/2024 were paid off in the amount of xx on 12/xx/2023 and 4/xx/2024 respectively. The first and second installments of county (supplemental) taxes for 2022/2023 were paid off in the amount of xx on 12/xx/2022 and 4/xx/2023 respectively. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $7.977.88 which applied for 4/xx/2024. The current P&I is $6,475.06 with an interest rate of The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
As per the servicing comment dated 09/xx/2023, the reason for default is curtailment of income.
As per the comment dated 9/xx/2023, the borrower’s income was impacted by covid-19.
According to servicing comments dated 03/xx/2023, the subject property was damaged due to flood. One unit was flooded and that leaked to the downstairs unit. Further details are not available to determine whether the repairs have been done or not.
BWR1 has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock		3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows re performing loan. Further details were not provided. Also as per collection comment dated 7/xx/2021, BWR was denied HAF over the inaccuracy of number of units and threatened litigation. No further details noted in comments or file." * Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.233% exceeds APR threshold of 6.810% over by +0.423%.HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, xx n documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			684	Not Applicable
24799966	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Puerto Rico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$722.79	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,442.75	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx withxxThe recorded copy of the mortgage is not attached to the UT. No active judgments or liens have been found. The first and second installments of combined taxes for 2024 have been paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,555.29 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $2,442.75 with an interest rate of The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 19 Tape Value: 21 |---| -2 |----| -9.52380% Comment: Age of Loan is 19 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $515000.00 Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 12/xx/2023 Variance: Variance %: Comment: Current Value Date is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "As per the note, the subject mortgage was originated on xx The recorded copy of the mortgage is not available, but there is an unrecorded copy of the mortgage in the loan file located at xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $20,805.10 exceeds fees threshold of $13,894.66 over by +$6,910.44.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $10,643.38
Points - Loan Discount Fee paid by Borrower: $10,161.72"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $20,805.10 exceeds fees threshold of $13,894.66 over by +$6,910.44.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $10,643.38
Points - Loan Discount Fee paid by Borrower: $10,161.72"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject property located in Puerto Rico. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on 8/xx/2022 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2022 reflects  Points - Loan Discount Fee at $7,103.91. CD dated 8/xx/2022 reflects Points - Loan Discount fee at $10,161.72. This is an increase in fee of $3,057.81 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on 8/xx/2022 and the 1-year SOL has expired.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2022 does not reflect Verification fee. CD dated 8/xx/2022 reflects verification fee at $120.00. This is an increase in fee of $120.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 8/xx/2022. Initial LE dated 3/xx/2022 reflects Lender Credit at $5,850.00, Final CD dated 8/xx/2022 reflects Lender Credit at $0.00 This is decrease of $5,850.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 3/xx/2022 reflects the sum of Section C fees and Recording fee at $4,429.70. CD dated 8/xx/2022 reflects the sum of Section C and Recording fee at $5,197.00. This is a cumulative increase of $767.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on 8/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			792	Not Applicable
97454295	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$975.74	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,762.42	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. The first installment of county taxes for 2023 has been paid in the amount of xx on 12/xx/2023. The second installment of county taxes for 2023 is due in the amount of xx on 06/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,158.71 (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $1,762.42 with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx The loan has not been modified since origination. Unable to determine the current condition and occupancy of the subject property. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 10.83 years on xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of Loan is 10. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $325000.00   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: Current Value date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Essent   Tape Value: Other   Variance:    Variance %:    Comment: MI Company is Essent.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
																																																																																				Field: Original Standard LTV (OLTV) xx:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject property is a SF home in a rural area in a limited commercial zone, located in close proximity to non-residential-use properties. Further details not provided. Zillow search shows an estimated value of $325K. Current UPB is $306K."	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
95840110	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,933.52	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,323.68	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	739	xx	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$486,052.40	Not Applicable	2.875%	$1,705.16	01/xx/2022	Financial Hardship	The review of updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx There is a junior IRS lien active against the subject borrower in favor of “xx in the amount of xx which was recorded on 05/xx/2019. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,705.16 with an interest rate of 2.875% which was applied for the due date of 4/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,705.16 with an interest rate of 2.875% which was applied for the due date of 4/xx/2024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated 5/xx/2022, the borrower’s income was impacted by Covid-19. The servicer provided FB plan that ran from 3/xx/2020 to 8/xx/2021.
BWR1 has been xx
BWR2 has been xx
Tape shows that the subject property issue is resolved. Further details not provided. Appraisal report is “as is”, but the improvement section shows mold in the master bedroom came from leakage of the upstairs toilet, carpet is missing in the master bedroom and bedroom 2, and wood pecker damage to the exterior siding. The estimated cost of repair for mold removal is $8,500.00 and $40,000.00 for siding repairs. An inspection report certifying no significant mold damage is available in the loan file. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 12/xx/2021 and the new modified principal balance is xx The borrower promised to pay the monthly P&I of $1,705.16 with fixed interest rate of 2.875% starting on 1/xx/2022 until the new maturity date of 12/xx/2061. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 66 Tape Value: 68 |---| -2 |----| -2.94117% Comment: Seller tape shows Age of the loan 68, as per the Note document is 66. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $525000.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 518   Variance: -158   Variance %: -30.50193%   Comment: Seller tape shows Loan original maturity term months is 518 as per the Note document is 360.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Arch   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape shows MI Company is other, as per the MI document is Arch.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -1 (Days)   Variance %:    Comment: Seller tape shows Note date is 9/xx/2018 as per the Note document is 9/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows LTV Ratio percent is xx as per the latest AUS document is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Seller tape shows Original Stated P&I is $1705.16 as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows that the subject property issue is resolved. Further details not provided. Appraisal report is as is, but the improvement section shows mold present in the master bedroom that came from leakage of the upstairs toilet, carpet missing in the master bedroom and bedroom 2, and wood pecker damage to the exterior siding. The estimated cost of mold removal is $8,500, and $40,000 for siding repairs. An inspection report certifying no significant mold damage is available in the loan file. 1004D report for $40,000 wood siding damage is missing from the loan documents. Also, the final CD does not reflect any holdback. Redfin search shows an estimated value of xx Current UPB is xx Elevated for client review.

As per seller comment: performing loan with MI, this shouldn't be an issue."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2018 does not reflect Loan Origination Fee, CD dated 09/xx/2018 reflects Loan Origination Fee at $556.18. This is an increase in fee of $556.81 for charges that cannot increase. Valid COC for the increase in fee is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Missing Initial 1003_Application (Lvl 2)     "Missing initial application dated 8/xx/2018 signed by the loan originator."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) ""Final closing disclosure reflects closing date as 9/xx/2018.Notary's signature date on the Deed of Trust is 9/xx/2018.Note date is 9/xx/2018.""	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$48,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	694
76199031	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,077.48	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.68	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	654	625	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx There is a UCC judgment against the borrower in favor ofxx, which was recorded on 4/xx/2019 and amended on xx There is a child support lien against the borrower in favor of xx The first and second installments of county taxes for 2023/2024 were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $933.14 which was applied to the due date of 4/xx/2024. The unpaid principal balance is xx The current P&I is $598.68 and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $933.14 which was applied to the due date of 4/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
Appraisal report was subject to completion of certain repairs. The chipping and peeling paint on all wood surfaces or the need to remove trash and debris in the rear yard. CCs do not show damage. We are unable to determine whether the repairs have been completed or not.
BWR1 has 4 months onxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Actual data shows borrower #2 first name is xx   Tape Source: Initial   Tape Type:

Field: Current Value   Loan Value: Not Applicable   Tape Value: $130000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $135000.00   Tape Value: $130000.00   Variance: $5000.00   Variance %: 3.84615%   Comment: Actual data shows original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: xx) Variance: Variance %: Comment: Actual data shows subject property type is Single Family. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report was subject to completion of certain repairs, and 1004D shows those repairs have been completed and is available in the loan documents, but the 1004D does not address the chipping and peeling paint on all wood surfaces or the need to remove trash and debris in the rear yard. Final CD does not reflect any escrow holdback." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is an aged loan. Further details not provided. Subject loan originated on xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test
Initial loan estimate dated 08/xx/2018 does not reflect Rate Lock Fee. Final CD dated 09/xx/2018 reflects Rate Lock Fee at $146.00.
Initial loan estimate dated 08/xx/2018 does not reflect Points - Loan Discount Fee. Final CD dated 09/xx/2018 reflects Points - Loan Discount Fee at $1,300.00.
This is a cumulative increase in fee of +$1,446.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on 09/xx/2018 and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			552	565
85626679	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,428.65	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,257.89	7.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	766	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee forxx
There are three water/sewer liens found against the subject property in the total amount of xx filed by thexxwhich were recorded on 7/xx/2023, 7/xx/2023, and 1/xx/2024.
The annual city taxes for 2024 were paid in the amount of xx on 03/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The last payment was received in the amount of PITI $1,662.38 on 4/xx/2024 which applied to the due date of 4/xx/2024. The current P&I is $1,257.89 and the current rate of interest is 7.00%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments.
The appraisal report is subject to the completion of the renovation. Final closing disclosure reflects an escrow holdback in the amount of xx 1004D or inspection report confirming the completion of repairs is missing from the loan documents. As per the collection comment on 6/xx/2023, there were four draws sent to MJR Industries Unlimited with a total amount of  xx on different dates. As per the inspection report dated 12/xx/2023 located at “xx” which was ordered on 12/xx/2023 for the pending xx for the multiple renovations on the property. Further details not provided.
BWR has 1.33 years xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $280000.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is no cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction is refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to the completion of the renovation. Final closing disclosure reflects an escrow holdback in the amount of xx 1004D or inspection report confirming the completion of repairs is missing from the loan documents. Zillow search shows an estimated value of xx Current UPB is $186K. Elevated for client review."
																																																																																						* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD shows an escrow hold-back in the amount of xx but the loan document contains no evidence of release."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.66%. Tape shows rental income used by the lender is not supported by a lease agreement. The revised DTI is 56.28%. Further details not provided. Lender defect. Subject loan originated on 10/xx/2022, and the 3-year SOL is active. BWR has been an employee at USI Insurance Services for 1.33 years, FICO 766, 0X30 since inception, and $2,570 in disposable income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16181136	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,986.97	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,420.87	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	748	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of xx on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 04/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,420.87, which was applied for the due date of 5/xx/2024. The current monthly P&I is $2,420.87 with an interest rate of 2.75%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller's tape data, the property is owner-occupied.
BWR1 has been xx
BWR2 receives SSI and retirement income.
The COVID-19 attestation is located a t xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $965000.00 |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2024 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is closed on 5/xx/2021. Tape shows the loan is aged. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial loan estimate dated 01/xx/2021 does not reflect points - loan discount fee. Final CD dated 05/xx/2021 reflects points - loan discount fee at $3,706.25.
Initial loan estimate dated 01/xx/2021 reflects appraisal fee at $695.00. Final CD dated 05/xx/2021 reflects appraisal fee at $795.00. This is a cumulative increase of $3,806.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 5/xx/2021 and the SOL is 3-years expired.

TRID violation due to decrease in lender credit in initial closing disclosure dated 04/xx/2021. Initial LE dated 1/xx/2021 reflects lender credit at $1,483.00. Final CD dated 05/xx/2021 reflects lender credit at $0.00. This is decrease of $1,483.00. for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx  and the SOL is 3-years expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	786
12534543	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,221.32	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,717.84	2.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	626	684	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage originated on xx in the amount of xx with the lender,xx No active liens and judgments have been found. The 1st installment of county taxes for the year 2024 is due on 06/xx/2024 in the amount of xx The 2nd installment of county taxes for the year 2024 is due on 12/xx/2024 in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $2,334.13 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,717.84 and the current rate of interest is 2.375%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $412,223.30.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR has 0.75 years on the job as servicing support at xx. BWR has prior employment experience as an operations professional at xx
BWR2 has 5.33 xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 30 Tape Value: 32 |---| -2 |----| -6.25000% Comment: Age of loan is 30. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $495000.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2023 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	672
16354709	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,725.08	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,238.70	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	808	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of xx on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $6,678.98 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $6,238.70 and the current rate of interest is 6.375%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR2 has 10.58 years on the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: The age of loan is 10 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $1288000.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.485%   Variance %: xx   Comment: The original CLTV ratio is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: $1,000,000.00LTV xx Current UPB $987,835.64 with current CLTV xx Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows the gift letter supporting cash to close was not documented properly. Review of the loan document does not show the use of any gift asset. The 1008 shows total verified assets of $403,888.42, satisfying the cash to close requirement of $279,409.69. Further details not found. BWR has been 0X30 since inception on 5/xx/23, $300K equity in subject."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	800
90470703	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$526.38	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,914.34	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx No active liens and judgments were found. The annual combined taxes for 2023 were paid in the amount of $ 526.38 on 07/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,220.94 which was applied to the due date of 05/xx/2024. The current monthly P&I is $1,914.34 and the interest rate is 6.375%. The current UPB is $303,756.46.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is $303,756.46. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. BWR has three months on the job as an xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 4.750%   Variance %: 4.75000%   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Variance: 4.750% Variance %: 4.75000% Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the investor did not like the road maintenance agreement. File shows reference to a road maintenance agreement but there is no doc in file and UT does not show a recorded agreement. Further details not provided. Zillow search shows an estimated value of xx Current UPB $304K. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	Not Applicable
85438329	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,572.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,414.33	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	707	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of Mortgage Research Center, xx No active judgments or liens were found. Property tax status is not available in the UT report.	According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $1,874.35 (PITI) which was applied to the due date of 05/xx/2024. The current monthly P&I is $1,414.33 and the interest rate is 6.990%. The current UPB is $211,402.97.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is $211,402.97. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per seller tape data, the subject property is owner-occupied. BWR#1 has five months on the job as a xx. BWR#2 has 1.25 years on the job as a xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI company name is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the xx license validation test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed interest rate test due to interest rate calculated 6.990% exceeds threshold of 6.500% over by +0.490%. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that the appraisal report is unacceptable due to a discrepancy in square footage. The review of the appraisal report shows lot size and xx., respectively, but the Zillow search shows lot size and xx. ft., respectively. Subject property was valued at xx Zillow search show an estimated value of xx Current UPB $211K. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	729
1925915	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,737.66	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.63	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated 5/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx".
There is an active prior mortgage against the subject property in the amount of $9,589.93 in favor of "xx" which was recorded on 02/xx/2013.
There is a HOA lien active against the subject property in the amount of $630.00 in favor of "xx" which was recorded on 08/xx/2014.
There is a prior hospital lien active against the subject borrower in the amount of $663.01 in favor of "xx" which was recorded on 04/xx/2011.
There are three prior judgments active against the subject borrower in the total amount of $6,654.36 in favor of different plaintiffs recorded on different dates.
There is a HOA lien in the amount of $4,805.00 in favor of "xx" recorded on 1/xx/2018. But the lien is not recorded against the subject property. The property address and parcel# provided on lien document are inconsistent with the subject property address and parcel#.
There is a prior judgment in the amount of $16,490.55 in favor of "xx" recorded on 2/xx/2013. But the judgment was recorded against the prior owner.
																																																																															No delinquent taxes have been found for the prior year.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $922.63 with an interest rate of 2.750% which was applied for the due date of 5/xx/2024. The current UPB is $191,898.72. PH shows multiple principal payments were made on different transaction dates from 5/xx/2022 to 4/xx/2024 in the total amount of $8,536.00. According to the collection comments from 5/xx/2022 to 4/xx/2024, these are the borrower payments.	Collections Comments:The current status of the loan is performing. According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $922.63 with an interest rate of 2.750% which was applied for the due date of 5/xx/2024. The current UPB is $191,898.72. No bankruptcy and foreclosure evidence has been found. BWR has 7.35 years on the job as a quality assurance at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 38 Tape Value: 39 |---| -1 |----| -2.56410% Comment: Age of loan is 38 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 4/xx/2023 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Lien Priority Type Loan Value: First Tape Value: Second Variance: Variance %: Comment: Lien priority type is first Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows not in the first lien position. Have a title policy with no exception. Guarantees 1st lien position. NOVAD liens are FHA partial claims with no payment due. According to the UT report dated 5/xx/2024, there is an active prior mortgage against the subject property in the amount of $9,589.93 in favor of "xx" which was recorded on 02/xx/2013. Short form policy does not reflect an exception for the prior mortgage."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
56831968	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$895.55	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx in the amount of xx with xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been exempt. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $895.55, which was applied for the due date of 4/xx/2024. The current P&I is $895.55 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $198,475.89.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is $198,475.89.
Covid-19 attestation is available in the loan file, which is located at “xx.”
As per the comment dated 02/xx/2024, the reason for default is excessive obligations.
As per the comment dated 02/xx/2024, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.06 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 41 Tape Value: 43 |---| -2 |----| -4.65116% Comment: Age of loan is 41 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "The loan was originated on xx The recorded copy of the subject mortgage is not attached to the updated title report. There is an unrecorded copy of the mortgage in the loan file located at “xx.”"	* Type of Ownership is Leasehold or Cooperative (Lvl 3) "Tape shows the subject property is leasehold and expires less than 5 years past the maturity date. The subject loan originated on xx with a maturity date of xx As per the lease agreement located at “xx,” the ground lease is held by xx. Lease term is greater than mortgage term. Downgraded to LVL3."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $7,225.00, and total expenses are in the amount of $3,404.84, and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
86994869	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$828.92	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.30	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	726	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx the amount of xx in favor of xx No active judgments or liens were found. The 2023 combined annual taxes were paid in the amount of $828.92 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $1,005.83 on 4/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $788.30 and the current rate of interest is 2.875%. The current UPB is $179,294.32.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $179,294.32.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments.
The tape shows water intrusion observed in the basement, but no evidence of pre-funding repairs was noted, and it is believed that the issue with water intrusion was taken care of. The appraiser commented that there was no water but rather a spot where a substance appeared to have been cleaned up, and no structural issues were noted. 1004D or an engineer inspection report is missing from the loan documents. CCs do not show any damage.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 31 Tape Value: 32 |---| -1 |----| -3.12500% Comment: Seller tape shows Age of the loan 32, as per the Note document is 31. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows MI Company is xx as per the MI document is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows water intrusion observed in the basement. Appraiser states that appraiser did not note any standing water, but rather a cleaned spot with something that resembles paint. No structural issues were noted either. 1004D or an engineer inspection report is not available in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects Transfer Taxes at $216.00. CD dated xx reflects Transfer Taxes at $956.20. This is an increase in fee of $740.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
97754106	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,314.05	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	723	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. No active judgments or liens have been found. The tax status is to follow.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,314.05 with an interest rate of 3.125% which was applied for the due date of 4/xx/2024. The current UPB is $287,895.58.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,314.05 with an interest rate of 3.125% which was applied for the due date of 4/xx/2024. The current UPB is $287,895.58.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on 4/xx/2021. The covid-19 attestation is located at “xx”.
Borrower has 10.25 years on the job as a xx
Tape shows health and safety issues sited on the subject property were remediated prior to closing. As per the repair agreement between buyer and seller available in the loan file, the subject property needs repairing of the fascia board at the front, rodent infestation to be removed, removal of all open rodent traps in the basement, and the property professionally needs to be cleaned. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 35 Tape Value: 37 |---| -2 |----| -5.40540% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows health and safety issues sited on the subject property were remediated prior to closing. Subject loan closed with a PIW, but as per the repair agreement between buyer and seller available in the loan documents, the subject property needs repairing of the fascia board at the front, rodent infestation to be removed, removal of all open rodent traps in the basement, and the property professionally needs to be cleaned. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Elevated for client review.

																																																																																						As per seller comment: performing loan, originated with PIW, shouldn't be an issue."		* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $4,231.24 and total expenses are in the amount of $1,985.10 and the loan was underwritten by DU Locatorxx and its recommendation is Approve/Eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			712	Not Applicable
91534766	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.78	2.875%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were exempt.. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $780.94 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $95,622.10. The current P&I is $575.78 and the interest rate is 2.875%.	Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $780.94 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $95,622.10.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 9/xx/2022, the subject property is occupied.
As per the comment dated 5/xx/2022, there is a Covid-19 deferment plan.
The appraisal report is subject to, and a photo addendum shows pending work on the renovation of the master bedroom, bathroom, and roof. The living room is used as the master bedroom due to the renovation. The property needs repairs. CCs do not show damage. We are unable to determine whether the repairs have been completed or not.
BWR receives SSI, or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 28 Tape Value: 30 |---| -2 |----| -6.66666% Comment: Age of loan is 28. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Note reflects property address street is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to, and a photo addendum shows pending work on the renovation of the master bedroom, bathroom, and roof. Tape and review of the loan documents show that 1004D is missing from the loan file. Final CD does not reflect any escrow holdback."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to initial LE is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3-year."
* Missing Initial LE (Lvl 2)     "As per DT located at xx initial LE dated 8/xx/2021 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at “xx,” the subject property is a manufactured home. The Alta-7 endorsement for manufactured home is attached with the final title policy. The manufactured home rider, located at “xx, and the affidavit of affixation, located at xx, show that the home is affixed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	Not Applicable
90650622	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,127.72	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$558.39	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	805	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with the lender, xx.
No active liens or judgments have been found.
The 1st, 2nd, and 3rd installments of city taxes for 2023 are paid in the amount of $3065.13.
The 4th installment of city taxes for 2023 is partially paid in the amount of $138.91.
The city taxes for 2024 are due in the amount of $2063.86.
No prior year’s delinquent taxes have been found.
As per the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $955.29, which was applied to the due date of 5/xx/2024. The current P&I is $558.39, and the interest rate is 6.875%. The current UPB is $84,138.26.	Collections Comments:The current status of the loans is performing.
As per the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The UPB is $84,138.26.
No foreclosure activity has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
BWR has been xx
CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: 9/xx/2023 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the property condition is C5, and the BWR started renovation and has completed the renovation as per the latest BPO. Subject loan was closed with PIW, and the post-closing BPO report in the file shows property renovations are not completed. 1004D or an inspection report showing renovations are completed is missing from the loan documents. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $291,000. Current UPB is $84,214.17.

As per seller comment: this was disclosed defect, performing loan, should not be an issue."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fees test.
The below fees were included in the test:
Photocopying paid by Borrower: $11.00
Real Estate Commission paid by Seller: $11,925.00
Sewer paid by Borrower: $208.00
Tax Lien Redemption paid by Seller: $5,718.35
Title CPL paid by Borrower: $75.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24247469	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,135.24	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$355.34	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	xx	First	Short Form Policy	Not Applicable	$6,090.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx
There are 2 junior mortgages against the subject property.
The first junior mortgage against the subject property is in favor of The City of xx in the amount of $6,090.00 which originated on xx and recorded on xx. The second junior mortgage against the subject property is in favor of The City of xx in the amount of $5,000.00 which originated on xx and recorded on xx
No active judgments or liens were found.
The second installment of combined taxes for 2023 is due on 7/xx/2024 in the amount of $567.62.
No prior year’s delinquent taxes have been found.
According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $584.81 which was applied for the due date of 05/xx/2024. The current monthly P&I is $355.34 and the interest rate is 2.990%. The current UPB is $79,677.49.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is $79,677.49.
No evidence has been found regarding the current/prior foreclosure proceedings.
No record of post-closing bankruptcy filed by the borrower was found.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
BWR receives SSI or retirement income.
Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 30 Tape Value: 32 |---| -2 |----| -6.25000% Comment: Age of loan is 30. Tape Source: Initial Tape Type: Field: Borrower #1 Middle Name Loan Value: xx Tape Value: L Variance: Variance %: Comment: As per note borrower middle name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with a CLTV of 104% above the program guidelines limit. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
34554913	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,912.22	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.745%	119	xx	xx	HELOC	ARM	Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/xx/2024	$315,269.45	Not Applicable	7.840%	$3,798.49	02/xx/2024	Financial Hardship	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with the lender, xx.
There is a prior mechanic's lien active against the subject property in favor of "xx." in the amount of $3,794.80 which was recorded on 1/xx/2003.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $3,798.49 with an interest rate of 7.840% which was applied for the due date of 5/xx/2024. The current UPB is $308,246.08.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $3,798.49 with an interest rate of 7.840% which was applied for the due date of 5/xx/2024. The current UPB is $308,246.08.
No bankruptcy and foreclosure evidence has been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 1/xx/2024 and the new modified principal balance is $315,269.45. The borrower promised to pay P&I in the monthly amount of $3,798.49 with fixed interest rate of 7.840% starting on 2/xx/2024 until the new maturity date of 1/xx/2034.	Affiliated Business Disclosure Credit Application Credit Report Good Faith Estimate Loan Program Info Disclosure Missing Required Disclosures Notice of Servicing Transfer Right of Rescission	Field: Age of Loan Loan Value: 137 Tape Value: 139 |---| -2 |----| -1.43884% Comment: The age of loan is 137 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No interest only found per note.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 119   Tape Value: 254   Variance: -135   Variance %: -53.14960%   Comment: The loan terms per note is 119 months.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance %: -3.62195%   Comment: The OPB per note is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $3798.49   Variance:    Variance %:    Comment: P&I is not available.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.74500% Tape Value: 7.84000% Variance: -3.09500% Variance %: -3.09500% Comment: The note rate is 4.745%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the defect as RPL. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The current UPB is $308,246.08."
* Missing credit report (Lvl 3)     "Credit report is missing."
* Missing HELOC Disclosures (RESPA) (Lvl 3)     "The Heloc disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Heloc booklet is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24015972	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,591.61	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,034.61	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	767	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx. No active judgments or liens were found. The 1st installment of combined taxes for 2023 was paid in the amount of $1,795.81 on 02/xx/2024. The 2nd installment of combined taxes for 2023 is due in the amount of $1,795.80 on 6/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,381.12 (PITI) which was applied to the due date of 04/xx/2024. The current monthly P&I is $2,034.61 and the interest rate is 7.750%. The current UPB is $280,077.76.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The current UPB is $280,077.76.
As per the collection comment dated 8/xx/2023, the RFD is excessive obligations.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the servicing comment dated 11/xx/2023, the subject property is owner-occupied.
BWR#1 has been SE for 1.75 years at xx.
BWR#2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of loan is 17. Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 8.074% exceeds APR threshold of 7.450% over by +0.624%." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is re-performing. Further details not provided." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final AUS report is missing from the loan documents. The initial AUS report is located at xx, which is Approve/Ineligible and shows DTI at xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.074% exceeds APR threshold of 6.700% over by +1.374%. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 8.074% exceeds APR threshold of 7.450% over by +0.624%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.083% exceeds APR threshold of 6.700% over by +1.383%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	700
93135698	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,213.62	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$438.50	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of town taxes for 2024 were paid in the amount of $606.81. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $622.02 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $65,375.53. The current P&I is $438.50 and the interest rate is 6.875%.	Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $622.02 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $65,375.53.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Age of Loan Loan Value: 23 Tape Value: 24 |---| -1 |----| -4.16666% Comment: Seller tape shows Age of the loan 24, as per the Note document is 23. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Seller tape shows subject property type is PUD, as per the appraisal document is Single Family. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows that the subject loan is re-performing loan."	* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Missing required 1-4 family rider (Lvl 2) "1-4 family rider is missing from the loan documents." * Prepayment Rider Missing (Lvl 2) "Prepayment rider is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
94426142	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,507.57	04/xx/2024	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$460.99	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx”. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $460.99 with an interest rate of 4.500% which was applied for the due date of 5/xx/2024. The current UPB is $78,947.42.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $460.99 with an interest rate of 4.500% which was applied for the due date of 5/xx/2024. The current UPB is $78,947.42.
No bankruptcy evidence has been found.
The foreclosure was initiated on the subject property. As per the UT report dated 5/xx/2024, the FC document located at xx shows that the complaint was filed on 2/xx/2023. The judgment was recorded on 8/xx/2023 located at "xx". The FC document xx shows the foreclosure case is currently dismissed and closed on 9/xx/2023.
As per the collection comment dated 1/xx/2023, the borrower’s income was impacted by Covid-19. The servicer provided FB plan that ran from 12/xx/2022 to 2/xx/2023.
Borrower has 5.83 years on the job as a xx
The appraisal report dated 3/xx/2017 is “as is”, but the photo addendum shows some minor paint wear at the bottom. The estimated cost to cure is not available in the appraisal report. CCs do not show damage.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT report dated 5/xx/2024, the FC document located at xx shows that the complaint was filed on 2/xx/2023. The judgment was recorded on 8/xx/2023 located at xx The FC document xx shows the foreclosure case is currently dismissed and closed on 9/xx/2023.

Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 84 Tape Value: 85 |---| -1 |----| -1.17647% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Omar   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is, but the photo addendum of the subject property shows some minor paint wear at the bottom. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is re-performing. According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report located at “xx”, the subject property type is manufactured housing. As per the UT report dated 5/xx/2024, the manufactured home rider is located at “xx” and the affidavit of affixation is located at “xx” shows the VIN# xx UT shows there is a document “Application for Recording Manufactured Home as Real Property” recorded on 3/xx/2017 with xx which is located at “xx”. The final title policy shows an exception for the above document “Application for Recording Manufactured Home as Real Property”."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case; the final CD shows cash to in the amount of $500." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			680	Not Applicable
24627768	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$1,766.26	$9,612.43	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,260.92	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	766	765	xx	First	Final policy	Not Applicable	$17,519.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage that originated on 2/xx/2023 in favor of MERS as nominee for xx.
No active judgments or liens found.
There is a notice of special tax lien that was filed on 12/xx/2021 and amended on 11/xx/2023, which was recorded on 11/xx/2023. The amount of the lien is not mentioned in the supporting document.
The first and second installments of county taxes for 2023 were paid off in the amount of $9,612.43 on 12/xx/2023 and 4/xx/2024 respectively.
The 1st installment of county (supplemental) taxes for 2023 is delinquent in the amount of $742.07 which is good through 5/xx/2024.
The 2nd installment of county (supplemental) for 2023 is due in the amount of $674.61 on 6/xx/2024.
The 1st installment of county (supplemental) taxes for 2022 is delinquent in the amount of $1,024.19 which is good through 5/xx/2024.
The 2nd installment of county (supplemental) for 2023 is due in the amount of $931.07 on 6/xx/2024.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $4,385.72 which applied for 4/xx/2024. The current P&I is $3,260.92 with an interest rate of 5.625%. The UPB as of the date mentioned in the updated payment history is $557,627.32.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is $557,627.32.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The loan was originated on 02/xx/2023 and the covid-19 attestation is located at xx
As per the seller's tape, the subject property is owner-occupied.
BWR#1 has 4 years on the job as a xx
BWR#2 has 4 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.34%. Tape shows the lender miscalculated the DTI. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR1 has 4 years on the job as a xx."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase. The final CD dated 2/xx/2023 reflects cash to in the amount of $1,119.17."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 1/xx/2023 reflects Loan Origination Fee at $8,483.00. Final CD dated xx reflects Loan Origination Fee at $8,497.05.
Initial LE dated 1/xx/2023 reflects Transfer Taxes at $641.00. Final CD dated 2/xx/2023 reflects Transfer Taxes at $642.40.
																																																																																								This is a cumulative increase in fee of $15.45 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	783
81356089	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,928.12	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.64	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	xx	First	Final policy	Not Applicable	$11,205.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of Mers as nominee for xx.
There is an active junior mortgage against the subject property in favor of xx, a public corporation in the amount of $XX which originated on xx and recorded on 08/xx/2022 with the instrument | Book/Page#xx
No active judgments or liens were found.
For Parcel # xx
The 2023 county annual taxes were paid in the amount of $86.22 on 11/xx/2023.
For Parcel # xx
The 2023 county annual taxes were paid in the amount of $1,841.90 on 11/xx/2023.
No prior year’s delinquent taxes have been found.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,659.12 which applied for 5/xx/2024. The current P&I is $1,325.64 with an interest rate of 5.875%. The UPB as of the date mentioned in the updated payment history is $219,010.11.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $219,010.11.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the property record card located at xx, the subject property is vacant.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 4.41 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #1 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $219K."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, the subject property is a manufactured home. The affixation affidavit is available in the loan file located at "xx,” which shows that the home has been affixed and VIN # is xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Not Applicable
10849528	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,359.29	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$882.28	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	xx	First	Short Form Policy	Not Applicable	$10,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $2,359.29 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The last payment was received in the amount of PITI $1,174.81 on 4/xx/2024 which applied to the due date of 4/xx/2024. The current P&I is $882.28 and the current rate of interest is 5.875%. The current UPB is $148,069.76.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The current UPB is $148,069.76.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments.
 An appraisal is as is, but a supplemental addendum shows there are no basement smoke and CO detectors, which could be a safety hazard, and the basement has small leaks with heavy rains, which require inspection by a professional basement foundation. CCs do not show any damage.
BWR has 3.91 years on the job as a laborer at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: The age of loan is 7 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: The MI company name is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is as is, but a supplemental addendum shows there are no basement smoke and CO detectors, which could be a safety hazard, and the basement has small leaks with heavy rains, which require inspection by a professional basement foundation expert. 1004D or an inspection report is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR did not contribute 3% of his own funds towards closing. Total assets available with BWR were $26,134, and the final CD reflects a cash to close requirement of only $2,698.95 as a $10K DPA has been used towards closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
30115531	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,177.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,384.89	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	742	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	02/xx/2023	$357,885.58	Not Applicable	2.625%	$1,205.05	04/xx/2023	Financial Hardship	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and recorded on xx in the amount of xx in favor of “MERS as a nominee for xx”. No active liens and judgments have been found against borrower and property. Tax status is to follow.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $1,205.05 and PITI is $2,188.65. The UPB reflected as per the payment history is $352,324.69.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $1,205.05 and PITI is $2,188.65. The UPB reflected as per the payment history is $352,324.69.
The subject property is owner occupied.
As per the servicing comment dated 11/xx/2022, the borrower’s income was impacted by COVID-19 pandemic.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
The loan was originated on 01/xx/2021, and the COVID-19 attestation is located at “xx”.
BWR has 2 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $1,205.05 with the new fixed interest rate of 2.625% beginning from 4/xx/2023 to the new maturity date of 3/xx/2063.	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 38 Tape Value: 40 |---| -2 |----| -5.00000% Comment: As per note doc age of loan is 38; seller tape shows age of loan is 40. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 505   Variance: -145   Variance %: -28.71287%   Comment: As per note doc maturity term months is 360; seller tape shows maturity term months is 505.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx; seller tape shows CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $1384.89 Tape Value: $1205.05 Variance: $179.84 Variance %: 14.92386% Comment: As per note doc stated P&I is $1,384.89; seller tape shows P&I is $1,205.05. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46%. Tape shows the lender miscalculated DTI, and the revised DTI is over 50%. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL has expired. BWR has been an employee at xx, FICO 742 and $79K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower income is $6,666.66 and total expenses are in the amount of $3,081.14 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DT of xx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			621	Not Applicable
82981160	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,509.60	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.23	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and recorded on xx in the amount of xx in favor of “MERS as a nominee for xx”. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $681.23 and PITI is $1,008.11. The UPB reflected as per the payment history is $115,275.19.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $681.23 and PITI is $1,008.11. The UPB reflected as per the payment history is $115,275.19.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has spent 7 months on the job as xx. BWR has prior employment experience as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Age of Loan is 22 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 1/xx/2024 Variance: Variance %: Comment: Current Value Date is Not Applicable Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $3,422.72 exceeds fees threshold of $3,417.48 Over by +$5.24.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $1,250.00
Points - Loan Discount Fee paid by Borrower: $2,172.72"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $3,422.72 exceeds fees threshold of $3,417.48 over by +$5.24.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $1,250.00
Points - Loan Discount Fee paid by Borrower: $2,172.72"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 32.93%. Tape shows the DTI miscalculation. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has 8 months on the new job as a xx." * ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to Initial CD is missing from loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			466	Not Applicable
54426002	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,202.51	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,487.38	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	741	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx No active judgments or liens found The 1st and second installments of county taxes for 2023 were paid off in the amount of $6,202.51 on 8/xx/2023 and 2/xx/2024 respectively. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,170.65 which applied for 5/xx/2024. The current P&I is $2,487.38 with an interest rate of 6.990%. The UPB as of the date mentioned in the updated payment history is $368,093.40.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $368,093.40.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated 08/xx/2023, the reason for default is curtailment of income.
As per servicing comment dated 08/xx/2023, the subject property is owner-occupied.
BWR has 23 years on the job as a xx
The appraisal report in the loan file is as is. The painting is needed on deck chairs; painting is required on the side wall of the subject deck. The estimated cost to cure is not available in the loan file. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is. A photo addendum of the subject property shows painting is needed on deck chairs; painting is required on the side wall of the subject deck. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows RPL. According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $368,093.40."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower income is $12,112.00 and total expenses are in the amount of $5,917.41. The loan was underwritten by LP (xx), and its recommendation is Accept with a DTI of xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	Not Applicable
15169855	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$8,234.14	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,771.00	$1,771.00	6.600%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	Unavailable	First	Final policy	Not Applicable	$69,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2024 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx that originated on xx which was recorded on 06/xx/2022.
No active liens and judgments have been found.
The 1st installment of county tax for 2023-24 was paid in the total amount of $4,117.08 on 12/xx/2023.
The 2nd installment of county tax for 2023-24 was paid in the total amount of $4,117.06 on 04/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The last payment was received in the amount of PITI $2,599.26 on 4/xx/2024 which applied to the due date of 4/xx/2024. The current interest-only payment is $1,771.00 and the current rate of interest is 6.60%. The current UPB is $322,000.00.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The current UPB is $322,000.00.
As per the collection comment dated 8/xx/2022, the borrower wanted the COVID-19 FB plan. The collection comment dated 8/xx/2022 reveals that the reason for default was sickness due to COVID-19. The FB plan-related details are not available.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated 8/xx/2023, the subject property was occupied by the owner. CCs do not show any damage.
The current employer information is not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Age of Loan 22 Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM index Type 30 Day Average SOFR   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value Date NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is re-performing. According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 5/xx/2024. The current UPB is $322,000.00."	* Cash out purchase (Lvl 2) "Subject is purchase case. However, final CD reflects cash to in the amount of $1,039.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 8.912% exceeds APR threshold of 6.670% over by +2.242%

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.912% Exceeds APR threshold of 5.920% Over By +2.992%. Subject loan is escrowed.

This loan failed the qualified mortgage interest only test. This loan is an interest only loan."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2022 reflect Points - Loan Discount Fee at $2,588.00. However, CD dated 05/xx/2022 reflects Points - Loan Discount Fee at $5,635.00. This is an increase in fee of $3,047.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 05/xx/2022 reflects the Recording fee at $181.00. However, CD dated 05/xx/2022 reflects the Recording fee at $293.50. This is a cumulative increase of $112.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a purchase, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR charged of 8.912%, which is 6.670% higher than the APR threshold of +2.242%.

This loan failed the amortization test. For loans with a date creditor received application on or after January 10, 2014, loans eligible for sale to Freddie Mac must be fully amortizing and subject loan has 5 years interest only payments. (e.g., the mortgages must not be interest-only or have potential for negative amortization.)"
* Higher Price Mortgage Loan (Lvl 2)     "This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 6.873% exceeds APR threshold of 5.920% over by +0.953%. The subject loan is escrowed.

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 6.873% exceeds APR threshold of 5.920% over by +0.953%. The subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			583	Not Applicable
22822350	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$3,571.89	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,367.18	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	792	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 5/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. There is a municipal lien certificate active against the subject property in favor of "xx" in the amount of $1,624.19 which was recorded on 06/xx/2022. Tax report "xx" shows three real estate taxes as a lien from the year 2018 to 2020. But the supporting document for the above liens are not available in UT . No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,367.18 with an interest rate of 5.625% which was applied for the due date of 4/xx/2024. The current UPB is $231,910.62.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,367.18 with an interest rate of 5.625% which was applied for the due date of 4/xx/2024. The current UPB is $231,910.62.
No bankruptcy and foreclosure evidence has been found.
BWR has been SE for 7.33 years at xx
Appraisal report is “as is”. Photo addendum and tape show the water intrusion and dampness in the basement. The stairs to the attic are damaged. Estimated cost to cure is not available in the appraisal report. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 21 Tape Value: 23 |---| -2 |----| -8.69565% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the photo addendum and tape show the water intrusion and dampness in the basement. Basement is in need of repair including to damaged stairs and flooring. Estimated cost to cure is not available in the loan file. 1004D report is missing from the loan documents, and the final CD does not show any escrow holdback amount. As per seller comment: this was disclosed defect, performing loan with MI, should not be an issue."	* Assets do not meet guidelines (Lvl 3) "Tape shows credit funds to close are not properly documented. Total assets available as per 1008 of $22699.61 satisfy the cash to close requirement of $15,292.75. Further details were not provided." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year." * Missing Initial Closing Disclosure (Lvl 2) "Initial closing disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	Not Applicable
79600584	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$807.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$449.58	6.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $807.00 on 02/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $449.58, which was applied for the due date of 5/xx/2024. The current P&I is $449.58 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $58,691.94. As per the comment dated 11/xx/2023, the payments made on 11/xx/2023 are paid by the borrower.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $58,691.94.
As per the comment dated 11/xx/2023, the subject property is owner occupied.
As per the comment dated 11/xx/2023, the reason for default is fraud.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.91 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the brokerage/finder fee test due to fees charged $2,466.78 exceeds fees threshold of $1,218.00 over by +$1,248.78.
The following fees were included in the test:
Administration Fee paid by Borrower: $853.78
Loan Origination Fee paid by Borrower: $1,218.00
Processing Fee paid by Borrower: $395.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is HPML, but Infinity CE results show the loan has passed HPML tests. The Mavent report available in the loan documents also shows that the loan has passed the HPML test. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* TILA Finance Charge (Lvl 3) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date of 11/xx/2023 is more than 60 calendar days after the consummation date of 3/xx/2023. Subject loan is refinance case, originated on xx and the SOL is 3 years."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the seller’s tape data and appraisal report, which is located at “xx,” the subject property type is manufactured home. The legal description attached with the recorded mortgage, which is located at “xx,” shows serial # xx The manufactured home rider and affidavit of affixation attached with UT are located at “xx,” which states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			526	Not Applicable
63925283	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$440.28	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$610.60	7.125%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	754	749	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx.
No active judgments or liens were found.
The county taxes for 2023 were paid in the total amount of $440.28.
No prior year’s delinquent taxes have been found.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $733.90, which was applied for the due date of 5/xx/2024. The current monthly P&I is $610.60 with an interest rate of 7.125%. The current UPB is $77,404.83.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $77,404.83.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
BWR has 10.33 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of laon is a 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR has combined xx. Subject property is in flood zone and we have flood insurance with coverage of $127K at closing. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (Lvl 3) "The home is affixed. As per the appraisal report (xx) dated 10/xx/2023, the subject property type is a manufactured home. According to the affidavit of affixture located at xx, the subject property is affixed to a permanent foundation, and the VIN Nos. are xx. Also, the manufactured home rider is attached to the recorded mortgage. Schedule B of FTPOL (xx) shows an exception for an affidavit affixture."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47771549	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,750.32	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.69	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated and recorded on xx in the amount of xx in favor of xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $4,750.32 on 12/xx/2023 and 05/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,370.24 which was applied for the due date of 05/xx/2024. The current monthly P&I is $1,692.69 and the interest rate is 5.875%. The current UPB is $278,654.21.	Collections Comments:The current status of the loan is performing According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is $278,654.21. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per the seller’s tape data, the subject property has been occupied by the owner. BWR has 6.58 years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 19 Tape Value: 21 |---| -2 |----| -9.52380% Comment: Age of loan is 19. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is unavailable.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date is unavailable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and appraisal show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $302K. Comp #2 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $279K. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Kansas license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* Final Application Incomplete (Lvl 2)     "Final application is electronically signed on 8/xx/2022, which is before the closing date of 8/xx/2022."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
49286344	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,912.24	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,033.74	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	787	776	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $16,912.24 on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $4,720.59 (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $2,033.74 with an interest rate of 2.990%. The current UPB reflected as per the payment history is $453,578.70.	Collections Comments:
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is $453,578.70.
Covid-19 attestation is available in the loan file, which is located at “xx”
BWR1 has 14 years on the job as a xx
BWR2 has 14 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is cash out-other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is cash out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan was closed on xx Tape shows the loan is aged. Further details not provided."	* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81399627	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$673.73	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.65	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 were paid in the amount of $195.98. The annual county taxes for 2024 were paid in the amount of $91.32. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $653.09 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $79,325.02. The current P&I is $467.65 and the interest rate is 5.625%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $653.09 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $79,325.02.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 8/xx/2023, there is dispute regarding flood.
As per the appraisal report as is, the subject property supplemental addendum in the additional comments reflects that, at the time of inspection, there was evidence of minor dampness noted in the basement. CCs do not show damage.
BWR has eight months on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Seller tape shows Age of the loan 22, as per the Note document is 20. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: Seller tape shows MI Company is other, as per the MI document is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but a supplemental addendum shows evidence of minor dampness in the basement. 1004D report or an engineer inspection report is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the PA license validation test."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulation for the interest rate test due to interest rate calculated 5.625% exceeds interest rate threshold of 5.500% exceed by 0.125%."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $79K."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2022 reflects points - loan discount fee at $1,625.00. Final CD dated 07/xx/2022 reflects points - loan discount fee at $1,754.72. This is an increase in fee of $129.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
61746253	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$391.44	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,206.74	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	722	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. There is a prior credit card judgment against the borrower in favor of xx. The annual combined taxes for 2023 were paid in the amount of $391.44. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,331.90 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $196,718.15. The current P&I is $1,206.74 and the interest rate is 5.875%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $1,331.90 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $196,718.15.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 and BWR2 receive SSI, or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 11/xx/2023 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the lender failed to verify available assets are sufficient to close. Total assets available per LP of $77K satisfy the cash to close requirement of $69K. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 02/xx/2023 does not reflects Points - Loan Discount Fee. Final CD dated 03/xx/2023 reflects Points - Loan Discount Fee at +$1,525.16.
Loan estimate dated 02/xx/2023 reflect Transfer Taxes $338.00. Final CD dated xx reflects Transfer Taxes $357.00
This is a cumulative increase in fee of $1,544.16 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			627	707
23203262	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$618.15	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,456.11	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx.
There is a real estate tax lien against the subject property in favor of City of xx.
The annual city taxes for 2024 were paid in the amount of $618.15.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,706.50 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $206,330.33. The current P&I is $1,456.11 and the interest rate is 7.500%.

Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $1,706.50 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $206,330.33.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 4/xx/2024, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 1 year on the job as an xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: As per note. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value:xx Comment: As per calculation. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at xx The tape shows an undisclosed mortgage on REO property closed one day before funding. The revised DTI is xx Further details are not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been an employee at xx, with a FICO of 754, 1X30 in the last 12 months, and xx in equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6425656	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,244.79	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$558.89	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of $108,704.00 in favor of “MERS as nominee for xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $558.89 and PITI is $1,304.57. The UPB reflected as per the payment history is $72,199.05. As per deferment agreement located at “xx”, the lender deferred 23 payments which are total in the amount of $28,122.97.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $558.89 and PITI is $1,304.57. The UPB reflected as per the payment history is $72,199.05.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has 1.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 54 Tape Value: 56 |---| -2 |----| -3.57142% Comment: Actual data shows age of loan is 54. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The seller’s tape defect category shows RPL. According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for payment is 5/xx/2024."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.630%, as the borrower’s income is $4,806.00 and total expenses are in the amount of $2,241.02 and the loan was underwritten by DU xx and its recommendation is approve/eligible with a DTI of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	Not Applicable
87789986	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,580.62	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.67	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	658	659	xx	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$194,308.87	Not Applicable	2.875%	$681.67	02/xx/2022	Financial Hardship	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of $180,500.00 in favor of MERS as nominee for xx No active liens and judgments have been found. The satisfaction (located at - Ln#xx) for the subject mortgage was found which was recorded on 8/xx/2023 in Book xx. As per the UT alert, the subject mortgage was re-recorded after the satisfaction on 2/xx/2024. The annual combined taxes for 2023 were paid in the amount of $2,633.61 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The last payment was received on 04/xx/2024 in the amount of $1,404.21 (PITI) which was applied to the due date of 04/xx/2024. The current monthly P&I is $681.67, and the interest rate is 2.875%. The current UPB is $188,287.70.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 05/xx/2024. The current UPB is $188,287.70.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the collection comment dated 10/xx/2023, the RFD is curtailment of income.
The loan was modified on 2/xx/2022 with a modified UPB of $194,308.87.
As per the collection comment dated 5/xx/2022, the BWR's income was impacted due to Covid. Further details are not provided.
No information has been found related to damage or repairs.
BWR1 has 2 years on the job as xx
BWR2 has 9.75 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower “xx” and the lender “xx.” on 02/xx/2022. The new modified principal balance is xx The borrower agreed to pay the modified UPB with a modified interest rate of 2.875% and P&I of $681.67 starting on 02/xx/2022. The new maturity date will be xx	Flood Certificate Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 82 Tape Value: 84 |---| -2 |----| -2.38095% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 535   Variance: -175   Variance %: -32.71028%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $955.67 Tape Value: $681.67 Variance: $274.00 Variance %: 40.19540% Comment: P&I is $955.67 but tape shows $681.67. Tape Source: Initial Tape Type:	4: Unacceptable	* Release of mortgage (Lvl 4) "The subject mortgage was originated on xx in the amount of xx and recorded on xx As per the UT dated 05/xx/2024, the satisfaction (xx) for the subject mortgage was found which was recorded on xx in Book xx. As per the UT alert, the subject mortgage was re-recorded after the satisfaction on xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx The tape shows child support income was miscalculated by the lender. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR1 has been an employee at xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 5.958% exceeds APR threshold of 5.570% over by +0.388%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.958% exceeds APR threshold of 5.570% over by +0.388%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	706
15250919	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,568.14	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.50	4.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	636	675	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx.
There is a UCC judgment against the borrower in favor of xx
The first installment of county taxes for 2023 was paid in the amount of $784.07.
The second installment of county taxes for 2023 is due in the amount of $784.07.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,575.25 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $237,242.72. The current P&I is $1,297.50 and the interest rate is 4.250%.

Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $1,575.25 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $237,242.72.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 3/xx/2024, the subject property is owner occupied.
As per the comment dated 3/xx/2024, the reason for default is excessive obligation.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. The subject loan is a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 244 (Days)   Variance %:    Comment: AS per note first payment date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 238 (Days)   Variance %:    Comment: AS per note original note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 245 (Days) Variance %: Comment: AS per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is xx streamline refinance loan and tape shows loan does not meet seasoning period requirement of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53809762	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,750.78	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,477.33	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	756	776	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,477.33 with an interest rate of 8.375% which was applied for the due date of 5/xx/2024. The current UPB is $456,058.21.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,477.33 with an interest rate of 8.375% which was applied for the due date of 5/xx/2024. The current UPB is $456,058.21. No bankruptcy and foreclosure evidence has been found. BWR has been an employee at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account inditcator is yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2024   Tape Value: 3/xx/2024   Variance: 56 (Days)   Variance %:    Comment: Last Payment date 5/xx/2024   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 000   Variance:    Variance %:    Comment: 0000000   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is High rise condo Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $15,410.63 Exceeds Fees threshold of $13,185.15 Over by +$2,225.48.
The below fees were included in the test:
Commitment Fee paid by Borrower: $410.00
Points - Loan Discount Fee paid by Borrower: $13,610.63
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00

Loan fails QM lending points and fees test due to fees charged $15,410.63. Exceeds fees threshold of $13,185.15 Over by +$2,225.48.
The below fees were included in the test:
Commitment Fee paid by Borrower: $410.00
Points - Loan Discount Fee paid by Borrower: $13,610.63
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $695.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the subject condo project is a condotel. The subject is a unit in the Lighthouse Condos, and the review of the appraisal report shows that the subject condo project is located near the Gulf of Mexico and has amenities like direct Gulf access, a swimming pool. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.82%. Tape shows an increased DTI of xx Further details not provided. The subject loan originated on 11/xx/2023, and the 3-year SOL is active. BWR has been an employee at Phillips Electronics N.A. Corp, as an xx, BWR2 has been an xx."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $812,109.74. Calculated Finance charge is $812,334.74 for an under disclosed amount of $225.00. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 11/xx/2023 and the SOL is 1 year."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	752
15003278	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,313.90	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,321.21	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	743	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There are multiple prior civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of $24,816.20.
There are two divorce judgments against the borrower in favor of xx
Leon, which were recorded on 02/xx/2024 and 02/xx/2024. The amount of the judgment is not mentioned on the supporting document.
The annual installments of county taxes for 2023 have been paid in the amount of $6,061.34 on 11/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $5,234.49 (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $4,321.21 with an interest rate of 7.375%. The current UPB reflected as per the payment history is $621,258.51.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is $621,258.51.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $4321.21   Tape Value: $7.38   Variance: $4313.83   Variance %: 58452.98102%   Comment: Original stated P&I is 4321.21   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 351   Tape Value: 352   Variance: -1   Variance %: -0.28409%   Comment: Stated remaining term is 351   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: As per the appraisal report the subject property type is High Rise Condo (>=9 Stories). Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Revised CD dated 6/xx/2023 reflects Lender Credit at $90.36. Final CD dated xx does not reflects Lender Credit. This is decrease of +$90.36 for fee which has 0% tolerance test.Subject loan is a purchase case, originated on xx and the 1-year SOL is active."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.35%. Tape shows that BWR was not employed prior to closing, and excluding the income, the revised DTI could not be calculated. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR has 1.66 years on the job xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.013% exceeds APR threshold of 7.960% over by +0.053%. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.060% exceeds APR threshold of 7.960% over by +0.100%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76525738	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,867.96	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.50	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx.
There are 7 prior state tax liens against the borrower in favor of xx for the total amount of $6,370.05 recorded on different dates.
There are 2 state tax liens against the borrower in favor of xx for the total amount of $1,171.91 recorded on 11/xx/2022 and 11/xx/2022.
There is a prior credit card judgment against the borrower in favor of xx. for the amount of $4,043.60 recorded on 9/xx/2019.
There is a prior IRS lien against the borrower in favor of the xx for the amount of $17,299.05 recorded on 7/xx/2018. The supportive document shows the SSN# is inconsistent.
The first and second installments of combined taxes for 2022 were paid in the amount of $5,214.47.
The first installment of combined taxes for 2023 was paid in the amount of $2,867.96.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,717.17 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $183,866.09. The current P&I is $1,005.50 and the interest rate is 4.875%.

Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $1,717.17 which was applied to the due date of 4/xx/2024. The unpaid principal balance is $183,866.09.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 6/xx/2022, the borrower’s income was impacted by Covid-19. As per the comment dated 9/xx/2023, the forbearance payment has been received. Further details not provided regarding forbearance plan.
As per the comment dated 8/xx/2022, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has 8 months on the job as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 38.141% Tape Value: 38.140% |---| 0.001% |----| 0.00100% Comment: As per final 1003 & DU calculated housing ratio is xx. Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx Tape shows the borrower's capacity to repay the mortgage and monthly obligations was not established. BWR has had multiple hourly jobs in the 2 years prior to closing. Lender defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has been an employee at xx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42686054	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,398.02	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.74	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2024 shows that the subject mortgage was originated on xx which recorded on xx with instrument# xx in the amount of $281,300.00 in favor of MERS as nominee for xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of $3,398.02 on 10/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,302.74 on 5/xx/2024 which was applied for the due date of 5/xx/2024. The next due date is 6/xx/2024. Current UPB as of date reflected in the provided payment history is $269,572.09 and current interest rate as per payment history is 3.750%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,302.74 on 5/xx/2024. Current UPB as of date reflected in the provided payment history is $269,572.09.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Borrower has 4 months on the job as xx. BWR has prior employment experience as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 41.44%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active. BWR has 4 months on the new job as a xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 01/xx/2022 reflects Points - Loan Discount Fee at $449.00. Final CD dated 02/xx/2022 reflects Points - Loan Discount Fee at $2,107.00. This is an increase in fee of +$1,658.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30018299	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,068.88	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,330.96	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2024 shows that the subject mortgage was originated on xx which recorded on xx with instrument# xx in the amount of $225,000.00 in favor of MERS as nominee for xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for 2023 are paid in the amount of $3,099.89 on 12/xx/2023.
The annual school taxes for 2023 are paid in the amount of $1,968.99 on 12/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,330.96 on 5/xx/2024 which was applied for the due date of 5/xx/2024. The next due date is 6/xx/2024. Current UPB as of date reflected in the provided payment history is $220,658.32 and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is in performing.
As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,330.96 on 5/xx/2024. Current UPB as of date reflected in the provided payment history is $220,658.32.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has 7 days on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.31%. Tape shows BWR was qualified using future income, but due to a family health issue, BWR did not start the new job. BWR does not qualify with her part-time job. Revised DTI is xx Further details not provided. BWR defect. Subject loan originated on 10/xx/2022, and the 3-year SOL is active. BWR has a FICO 728, 0X30 since inception, $89K equity in the subject."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $5,416.67 and total expenses are in the amount of $2,346.20 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24597584	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,510.04	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,957.69	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	755	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2024 shows that the subject mortgage was originated on xx which recorded on xx with instrument# xx in the amount of $500,000.00 in favor of MERS as nominee for xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of $23,510.04 on 12/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $2,957.69 on 5/xx/2024 which was applied for the due date of 5/xx/2024. The next due date is 6/xx/2024. Current UPB as of date reflected in the provided payment history is $493,046.63 and current interest rate as per payment history is 5.875%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $2,957.69 on 5/xx/2024. Current UPB as of date reflected in the provided payment history is $493,046.63.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has 1.75 years on the job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at xx Tape shows BWR2 was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR has 1.75 years on the job as xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2023 reflects Points - Loan Discount Fee at $1,006.00. CD dated 04/xx/2023 reflects Points - Loan Discount Fee at $2,362.00. This is an increase in fee of +$1,356.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80314617	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,521.76	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,109.23	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,039.52 which was applied for the due date of 5/xx/2024. The current P&I is $2,109.23 and PITI is $3,039.52. The UPB is $297,128.98.	Collections Comments:The loan is currently performing. As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The UPB is $297,128.98. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has 4.10 years on the job as an xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Last Payment Received Date Loan Value: 5/xx/2024 Tape Value: 4/xx/2024 |---| 30 (Days) |----| Comment: Last payment received date is 5/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000 Tape Value: 00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the first lien prohibited fees test.
The following fees were included in the test:
Real Estate Commission paid by Seller: $16,500.00
Title CPL Fee paid by Borrower: $75.00
Title Metes and Bound Description Fee paid by Borrower: $50.00
Title Photocopy/copy charge paid by Borrower: $20.00
Title Transaction Management Fee paid by Borrower: $25.00
Water and Sewer paid by Seller: $500.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows seller contribution exceeded guideline limit. The LTV is xx FCD reflects a seller credit of $15,000 and the sales price of xx Interested party contribution goes to 4.76%, which exceeds the conventional interested party contribution limit of 3%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
39591530	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,684.80	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,884.50	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	Yes	697	785	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage originated on xx in the amount of xx with the lender, xx. No active liens and judgments have been found. The annual county taxes for 2023 were paid in the amount of $4,497.41 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $3,791.51 which applied to the due date of 5/xx/2024. The current P&I is $1,884.50 and the current rate of interest is 7.625%. The current UPB is $264,061.62.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history tape data as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $264,061.62.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR1 has been SE for xx
BWR2 has eight months on the job as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx. Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value: Investor Tape Value: Primary Variance: Variance %: Comment: Occupancy at origination is Invenster. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at xx Tape shows rental income is not supported by Form 1007. Market rent schedule, i.e., Form 1007M, reflecting the proposed rental income of $3000 per month, is available in the loan documents. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has beenxx; BWR2 has been an employee at xx."	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO but tape shows OO. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	712
57229062	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,015.42	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,262.80	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx.
No active liens or judgments have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,262.80 with an interest rate of 6.990% which was applied for the due date of 4/xx/2024. The current UPB is $189,843.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,262.80 with an interest rate of 6.990% which was applied for the due date of 4/xx/2024. The current UPB is $189,843.95.
No bankruptcy and foreclosure evidence has been found.
BWR has 2 months on the job as xx. Previously, the borrower worked with xx.
The appraisal report located at “xx”. The improvement section, addendum and photos show that the second building referenced in the appraisal report is the 800 sf outbuilding currently in disrepair and not habitable. No value has been assigned and is not considered a safety hazard. Town approval would be required for any future use of this building. Tape data also shows that the outbuilding is in disrepair and has no value that was used. The basement is currently wet due to excessive rain. Appraisal report does not reflect cost of repairs. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Seller tape shows Age of the loan 3, as per the Note document is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 33.718%   Tape Value: 34.027%   Variance: -0.309%   Variance %: -0.30900%   Comment: Seller tape shows Housing Ratio percent is 34.027% as per the latest 1008 document is 33.718%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report show the outbuilding is in poor condition, which in the past has been used as a drive-up ice cream shop and is currently not habitable. 1004D report is missing from the loan documents. The final CD does not reflect any holdback."
																																																																																						* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at xx Tape shows the revised DTI is xx Further details not provided. The subject loan originated on xx and the 3-year SOL is active. BWR has 2 months on the new job as an xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the CT Nonprime home loan test."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.254% exceeds APR threshold of 8.150% over by +0.104%.HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20952673	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$594.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,087.41	6.640%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	xx	First	Commitment	Not Applicable	$6,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is one junior mortgage active against the subject property in favor of MERS as nominee for xx, which was originated on xx and recorded on xx in the amount of $6,000.00.
The annual installments of combined taxes for 2023 have been paid in the amount of $594.48 on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. We are unable to determine the last payment received and the current P&I. The interest rate is 6.640%. The current UPB reflected as per the payment history tape data is $319,897.00.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $319,897.00.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.58 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable by the FHA due to the lender having to honor a bond rate that funded the DPA loan of $5959.25 on behalf of BWR. MIP has been refunded as principal curtailment. Further details not found."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14528095	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$700.70	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,166.45	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	758	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There are two prior civil judgments against the borrower in favor of xx., which were recorded on xx and xx in the total amount of $34,449.75.
The first, second, third, and fourth installments of county taxes for 2023 have been paid in the total amount of $700.70.
No prior year’s delinquent taxes have been found.	According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,497.99 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $2,206.48 with an interest rate of 6.375%. The current UPB reflected as per the payment history is $346,616.74.	Collections Comments:The current status of the loan is performing.
According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $346,616.74.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.08 years on the job as a xx.
BWR2 has 1.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 3 |---| -3 |----| -100.00000% Comment: Age of Loan is 0 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows 7k gift deposit was not sourced. Review of DU shows total verified assets of $12,131.98, which includes a gift of cash of $7,000, satisfy the cash to close requirement of $2,366.29. Gift letter of $7k is available in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54654908	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,389.61	05/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,415.09	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	615	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	07/xx/2023	$374,927.17	Not Applicable	3.875%	$1,450.35	08/xx/2023	Financial Hardship	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx There is a civil judgment found against the borrower in favor of “xx” in the amount of $1,462.84 which was recorded on 11/xx/2017. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,450.35 and PITI is $2,420.86. The UPB reflected as per the payment history is $292,634.76.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,450.35 and PITI is $2,420.86. The UPB reflected as per the payment history is $292,634.76.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
BWR1 has been 7 years on the job as xx

Foreclosure Comments:The foreclosure was initiated in 2023. As per servicing comment dated 1/xx/2023, the complaint was filed on 01/xx/2023. The judgment was entered on 3/xx/2023. As per servicing comment dated 7/xx/2023, the foreclosure sale date was scheduled for 8/xx/2023 which was cancelled due to loss mitigation. As per comment dated 7/xx/2023, the FC file was closed on 7/xx/2023.
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $1,450.35 with the new fixed interest rate of 3.875% beginning from 8/xx/2023 to the new maturity date of 8/xx/2051. As per modification agreement, the lender has forgiven principal in the amount of $77,327.17. The new principal balance is xx	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 337 |---| 23 |----| 6.82492% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2007   Tape Value: 4/xx/2024   Variance: -6180 (Days)   Variance %:    Comment: 5/xx/2007   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 337   Variance: 23   Variance %: 6.82492%   Comment: 360   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx (Republic)   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 20.000%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1415.09   Tape Value: $1450.35   Variance: $-35.26   Variance %: -2.43113%   Comment: $1,415.09   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 3.87500%   Variance: 2.75000%   Variance %: 2.75000%   Comment: 6.62500%   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Cash out purchase (Lvl 2) "The subject loan is purchase case and final HUD-1 reflects cash to in the amount of $957.88."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$30,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20437479	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$804.95	2.750%	324	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	0.000%	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	669	736	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens found.
The first and second installments of county taxes for 2023 are exempt.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,039.50 which applied for 5/xx/2024. The current P&I is $804.95 with an interest rate of 2.750%. The UPB as of the date mentioned in the updated payment history is $174,491.57.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $174,491.57.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR employment details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission Transmittal (1008)	Field: Loan Documentation Type Loan Value: Streamline Refinance Tape Value: Reduced |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the documentation type test as the loan documentation type is "Reduced"."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Final Application Incomplete (Lvl 3)     "Lender information is missing from the final application."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counselling disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Written list of service provider is missing in the loan files."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan documents"
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "VA transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66162727	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,574.73	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.17	7.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	704	699	xx	First	Final policy	Not Applicable	Not Applicable	02/xx/2012	$333,190.41	$73,093.18	2.000%	$787.65	02/xx/2012	Financial Hardship	As per the review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
No active judgments or liens found.
The city taxes for 2024 were paid in the total amount of $6,574.73.
No prior year’s delinquent taxes have been found.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,820.00, which was applied for the due date of 4/xx/2024. The current monthly P&I is $1,032.22, with an interest rate of 3.875%. The current UPB is $129,037.35 and deferred balance is $73,093.18.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is $129,037.35.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the servicing comment dated 4/xx/2023, there is a total deferred amount of $5,722.20, and the deferment agreement is located at (xx) on 3/xx/2023.
No information has been found related to damage or repairs.
As per the servicing comment dated 4/xx/2023, the subject property is owner-occupied.
The document (xx) shows that the borrower's income was impacted by COVID-19. The forbearance period expired on 11/xx/2020. Further details were not found.
BWR1 has been SE for 25 years.
BWR2 has been SE for 1.17 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower and lender with an effective date of 2/xx/2012 shows the new modified unpaid principal balance is xx out of which xx is the interest-bearing amount and the deferred amount is xx The borrower agreed to pay the modified monthly P&I of $787.65 with a modified interest rate of 2.000% starting on 2/xx/2012, which will be changed in 3 steps until the new maturity date of xx The rate will change in 3 steps, which end with 3.875%. There is no principal forgiven amount.	Affiliated Business Disclosure ARM Rider Flood Certificate Loan Program Info Disclosure Prepayment Penalty Rider	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: 360 Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $73093.18   Tape Value: $67973.33   Variance: $5119.85   Variance %: 7.53214%   Comment: $73,093.18   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2007   Tape Value: 3/xx/2024   Variance: -6025 (Days)   Variance %:    Comment: 9/xx/2007   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $632.17   Tape Value: $1032.22   Variance: $-400.05   Variance %: -38.75627%   Comment: $632.17   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.75000%   Tape Value: 3.87500%   Variance: 3.87500%   Variance %: 3.87500%   Comment: 7.7500%   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as $485,450.10. Calculated finance charge is $507,416.80 for an under disclosed amount of -$21,966.7. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final TIL as $485,450.10. Calculated finance charge is $507,416.80 for an under disclosed amount of -$21,966.7."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Mortgage - Missing required ARM Rider (Lvl 2)     "As per note, the loan type is ARM. The ARM rider is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81677057	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,268.94	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,803.82	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	735	xx	First	Final policy	Not Applicable	$19,788.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx.
There is a junior mortgage that originated on 10/xx/2023 in favor of “xx” in the amount of $19,788.00 which was recorded on xx
There are 3 prior state tax liens of ‘Department of Revenue' against the borrower ‘xx, in the total amount of $2,177.30 which were recorded on 4/xx/1996, 7/xx/2014 and 2/xx/2017 respectively.
There are 2 state tax liens of ‘xx' in the total amount of $8,175.00 which were recorded on 10/xx/2023.
The first installment of county taxes for 2024 has been paid off in the amount of $2,634.47 on 4/xx/2024.
The second installment of county taxes for 2024 has been due on 10/xx/2024 in the amount of $2,634.47.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $4,628.28 which applied for 4/xx/2024. The current P&I is $3,803.82 with an interest rate of 8.500%. The UPB as of the date mentioned in the updated payment history is $493,180.14.	Collections Comments:The loan is performing.
According to the review of payment history as of 4/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is $493,180.14.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR1 has ten months on the job as a xx.
BWR2 has three months on the job as a xx
BWR3 has 3.08 years on the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Age of Loan is 5. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2023 does not reflect loan origination fee. Final CD dated xx reflects loan origination fee at $4,947.00. This is an increase in fee of +$4,947.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan was approved with an LTV of xx and the loan program guidelines require non-occupying BWR2 to be vested on the deed. Title Insurance Co. will not update FTP post-close as they were not on the purchase contract. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.286% exceeds APR threshold of 8.900% over by +0.386%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.317% exceeds APR threshold of 8.900% over by +0.417%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2023. Notary's signature date on the deed of trust is 10/xx/2023. Note date is 10/xx/2023."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35557705	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,019.61	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,496.13	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	749	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx.
No active judgments or liens found
The annual combined taxes for 2023 were paid off in the amount of $5,019.61 on 12/xx/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,303.16 which applied for 5/xx/2024. The current P&I is $2,496.13 with an interest rate of 7.125%. The UPB as of the date mentioned in the updated payment history is $367,456.68.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $367,456.68.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
As per the appraisal report, the subject property condition is "as is". The Improvements section and photos addendum show broken windows, peeling paint, and damaged flooring. Estimated cost to cure is not available in the loan documents. CCs do not show any damage.
BWR1 has 2.75 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the improvement section shows deferred maintenance such as broken windows, peeling paint, damaged flooring, an ADU in poor condition, and a small storage building with horsestalls stalls/pens in poor condition. Estimated cost to cure is not available in the loan documents. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance ease TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows Fannie Mae did not agree with the appraisal. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $395K. Comp #2 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Subject is a home on 16 acres with barn, shop. Current UPB is $367K."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75196226	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,210.36	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,129.54	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is one UCC finance statement in favor of xx.
The first and second installments of town taxes for 2024 have been paid in the total amount of $5,105.18.
The annual installments of utility charges for 2024 have been paid in the amount of $104.06.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,220.31 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $2,129.54 with an interest rate of 5.875%. The current UPB reflected as per the payment history is $351,496.17.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $351,496.17.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 7.75 at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 20 Tape Value: 23 |---| -3 |----| -13.04347% Comment: Age of loan is 20. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: 5/xx/2022 Variance: 39 (Days) Variance %: Comment: AS per note original note date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:
Attorney's Fee paid by Borrower: $1,750.00
Title Closing Protection Letter Fee paid by Borrower: $75.00."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is performing well with no late payments. According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $351,496.17."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 17%. Tape shows BWR misrepresented SE income and employment history. Post-close verification shows that BWR was a salaried employee with earnings lower than qualifying SE income. BWR defect. The subject loan was originated on xx and the 3-year SOL is active. BWR had xx assets at closing, FICO 795, 0X30 since inception, and $103K equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2022 does not reflect points - loan discount fee. Final CD dated 06/xx/2022 reflects points - loan discount fee at $4,003.20. This is an increase in fee of $4,003.20 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42788964	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,935.33	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,166.07	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of $1,467.67 on 08/xx/2023. The 2nd installment of county taxes for 2024 was paid in the amount of $1,467.66 on 09/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $3,626.44 on 4/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $3,166.07 and the current rate of interest is 6.875%. The current UPB is $457,347.07. The PH shows multiple principal curtailment payments, excluding PITI, with each transaction in the total amount of $21,000.00 on different dates. As per the collection comment, these are borrower-made payments.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $457,347.07.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments
Appraisal report was subject to completion for multiple repairs. Tape shows required repairs were not fully completed. Review of 1004D shows all repairs have been completed, but the photo addendum shows that paint work has not been completed. CCs do not show any damage.
BWR has been SE for xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.496%   Tape Value: 27.500%   Variance: -0.004%   Variance %: -0.00400%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report was subject to completion for multiple repairs. Tape shows required repairs were not fully completed. Review of 1004D shows all repairs have been completed, but the photo addendum shows that paint work has not been completed, additional buildings show missing brick and significant aging and while oil tanks were noted as removed, recommend property inspection to determine environmental impact."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $17,576.72 exceeds fees threshold of $13,878.68 over by +$3,698.04.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $17,576.72."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $17,576.72 exceeds fees threshold of $13,878.68 over by +$3,698.04.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $17,576.72."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.50%. Tape shows SE income miscalculation as the lender did not use the most recent year tax return. Further details not provided. Lender defect. The subject loan originated on 8/xx/2023, and the 3-year SOL is active. BWR has been SE for 14 years at xx"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2023 reflects Points - Loan Discount Fee at $9,899.00. CD dated 08/xx/2023 reflects Points - Loan Discount Fee at $17,576.72. This is an increase in fee of +$7,677.72 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL has expired.. Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 06/xx/2023 reflects the sum of Section C fees and Recording fee at +$1,800.00 CD dated 08/xx/2023 reflects the sum of Section C and Recording fee at $2,853.20. This is a cumulative increase of $873.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	Not Applicable
37420412	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,451.30	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.91	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx No active liens and judgments were found. The annual county taxes for 2023 were paid in the amount of $3,581.84 on 04/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on 04/xx/2024 and the first payment date is 06/xx/2024. According to the payment history as of 04/xx/2024, the next due date is 06/xx/2024. The current monthly P&I is $1,070.91 and the interest rate is 6.12500%. The current UPB is $176,250.00.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2024, the next due date is 06/xx/2024. The current monthly P&I is $1,070.91 and the interest rate is 6.12500%. The current UPB is $176,250.00. No information has been found related to damage or repairs. As per the servicing comment dated 04/xx/2024, the subject property is owner-occupied. BWR has 3.91 years on the job as xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $5,552.00 exceeds fees threshold of $5,069.22 over by +$482.78.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,847.00
Points - Loan Discount Fee paid by Borrower: $705.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,552.00 exceeds fees threshold of $5,069.22 over by +$482.78.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $4,847.00
Points - Loan Discount Fee paid by Borrower: $705.00."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject approved at xx LTV which exceeds agency LTV limit of xx also provided condo budget does not meet full review requirements. Further details not provided. Condo questionnaire available in the loan file. Zillow search shows an estimated value of xx Current UPB is $176K."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
14857242	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,675.70	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,717.36	5.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for the xx. There is an active prior mortgage against the subject property in favor of xx which was recorded on 2/xx/2023 for the amount of xx There is a prior credit card judgment against the borrower in favor of xx. for the amount of $2,470.42 recorded on 5/xx/2021. The annual combined taxes for 2023 were paid in the amount of $4,675.70 on 1/xx/2024. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $4,420.88 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $634,474.87. The current P&I is $3,717.36 and the interest rate is 5.750%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $4,420.88 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $634,474.87.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has 18.5 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.633%   Tape Value: 32.700%   Variance: -0.067%   Variance %: -0.06700%   Comment: Housing ratio per is 32.70%   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2024   Tape Value: 4/xx/2024   Variance: 30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.579%   Tape Value: 52.000%   Variance: -0.421%   Variance %: -0.42100%   Comment: Original CLTV Ratio Percent is 51.579%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance U/W HUD-1 No out other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 Refinance Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan failed the VA prohibited fee test. The following fee was included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: $200.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $704,298.70. Calculated finance charge is $704,935.70 for an under disclosed amount of -$637.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 02/xx/2024 and the 3-year SOL is active.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$637.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is a xx VA cash out, and the loan does not have the VA initial disclosures. The mortgage document shows that the loan is not a Texas 50(a)(6) loan. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
41667607	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,168.78	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$880.88	7.625%	300	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	802	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $1,168.78 on 5/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,162.28, which was applied for the due date of 5/xx/2024. The current monthly P&I is $880.88 with an interest rate of 7.625%. The current UPB is $76,370.98.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $76,370.98.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The appraisal report reflects as-is conditions. The photo addendum to the appraisal report shows the painting peeled off behind the sump pump. The estimated cost to cure is not available in the loan file, and the final CD does not reflect any escrow holdbacks. CCs do not show damage.
As per tape data, the subject property is owner-occupied.
BWR receives SSI, or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.758%   Tape Value: 17.800%   Variance: -0.042%   Variance %: -0.04200%   Comment: Housing Ratio per U/W is 17.80% but tape shows 17.758%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx but tape shows -.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 3 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows the painting peeled off behind the sump pump. Estimated cost to cure is not available in the loan file, and the final CD does not reflect any escrow holdbacks. 1004D is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Tape shows the loan failed the QM/ATR threshold test and could not be cured post-close. Infinity compliance result also shows that the loan failed the QM safe harbor threshold and QM lending policy points and fees test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan fails the KS license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees test due to fees charged $4,818.00 exceeds fees threshold of $3,730.00 over by +$1,088.00.

The below fees were included in the test:

Administration Fee paid by Borrower: $795.00
Points - Loan Discount Fee paid by Borrower: $3,628.00
Processing Fee paid by Borrower: $395.00

Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 8.264% exceeds APR threshold of 7.980% over by +0.284%. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,818.00 exceeds fees threshold of $3,730.00 over by +$1,088.00.

The below fees were included in the test:

Administration Fee paid by Borrower: $795.00
Points - Loan Discount Fee paid by Borrower: $3,628.00
Processing Fee paid by Borrower: $395.00"
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial 1003 is not signed by the loan originator."			Moderate	Not Covered	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
9071210	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,262.09	$5,238.45	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,431.42	8.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	691	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx.
There is a prior IRS lien against the borrower which was recorded on 8/xx/2019 in the amount of $30,565.76 which is in the favor of xx.
There is one prior judgment open against the borrower in the amount of xx with xx, et al which was recorded on 8/xx/2021.
The first and second installments of county taxes for 2023-2024 were paid off in the amount of $5,238.45 on 2/xx/2024 and 4/xx/2024 respectively.
The 1st installment of county (supplemental) taxes for 2022 was paid in the amount of $901.60 on 3/xx/2023.
The 2nd installment of county (supplemental) taxes for 2022 is delinquent in the amount of $1,001.76 which is good through 5/xx/2024.
The 1st installment of county (supplemental) taxes for 2022 was paid in the amount of $227.58 on 3/xx/2023.
The 2nd installment of county (supplemental) taxes for 2022 is delinquent in the amount of $260.33 which is good through 5/xx/2024.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $5,505.86 which applied for 4/xx/2024. The current P&I is $4,431.42 with an interest rate of 8.500%. The UPB as of the date mentioned in the updated payment history is $574,511.40.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 5/xx/2024. The UPB as of the date mentioned in the updated payment history is $574,511.40.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR1 has been SE for 3.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial 1003 dated 9/xx/2022 is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.83%. Tape shows SE income miscalculation as the lender did not use the most recent 2-year tax return, and the revised DTI is 48.5%. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 has been SE for 3 years a txx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed CA AB 260 higher-priced mortgage loan test due to APR calculated 8.939% exceeds APR threshold of 8.900% over by +0.039%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.939% exceeds APR threshold of 8.900% over by +0.039%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			634	660
56525518	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,677.80	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,335.62	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	738	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the total amount of $4,677.80. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $4,015.39 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $3,335.62 with an interest rate of 7.750%. The current UPB reflected as per the payment history is $463,596.17.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $463,596.17.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.08 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value:xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.011%   Tape Value: 45.000%   Variance: 0.011%   Variance %: 0.01100%   Comment: Housing Ratio percent is 45.011%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2024   Tape Value: 4/xx/2024   Variance: 30 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at xx Tape shows rental income miscalculation, and the revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 has 12 years on the job as anxx, BWR2 has 3 months on the new job as an xx, xx equity in the subject, and $1,159 disposable income."	* Missing Initial 1003_Application (Lvl 3) "Initial 1003 dated 09/xx/2023 signed by the loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	736
5838456	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,950.12	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,908.95	8.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	665	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. There is an active prior mortgage against the subject property in favor of xx which was recorded on xx for the amount of xx There is a code enforcement lien due to trash against the property in favor of City of xx. The lien amount is not available. The annual county taxes for 2023 were paid in the amount of $2,950.12. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,307.33 which was applied to the due date of 6/xx/2024. The unpaid principal balance is $238,243.66. The current P&I is $1,908.95 and the interest rate is 8.875%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024.
The last payment was received on 6/xx/2024 in the amount of $2,307.33 which was applied to the due date of 6/xx/2024. The unpaid principal balance is $238,243.66.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
The Covid-19 attestation is located at "xx."
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: First Payment Date Loan Value: 7/xx/2023 Tape Value: 7/xx/2024 Variance: -366 (Days) Variance %: Comment: As per note first payment date is 7/xx/2023. Tape Source: Initial Tape Type: Field: Loan Documentation Type Loan Value: xx Tape Value: Full Documentation Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $25,200.00, annual payments (debt service) are $27,687.96 and the debt service cover ratio (DSCR) is 0.91 which is less than 1." * Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan was not purchased by the investor due to a delay in getting the post-closing finalized. Further details not provided." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	Not Applicable
83526089	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,216.05	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,266.59	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	771	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a xx No active liens or judgments have been found against the borrower or subject property. The 2023 annual taxes were paid in the amount of $2,171.73 on 10/xx/2023. No prior year’s delinquent taxes have been found.	As per the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024. The current P&I is $1,266.59, and the interest rate is 7.125%. The UPB is $181,894.91.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024. The current P&I is $1,266.59, and the interest rate is 7.125%. The UPB is $181,894.91.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination. CCs do not show damage.
BWR has been SE for 7.83 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Require MI is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.55%. The tape shows undisclosed debt opened prior to closing. BWR defect. The subject loan was originated on xx and the 3-year SOL is active. BWR has been SE for 7.83 years at xx." * Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	Not Applicable
62650139	xx	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$719.63	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,672.50	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	724	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $705.24 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3212.35, which was applied for the due date of 6/xx/2024. The current monthly P&I is $2,672.50 with an interest rate of 4.875%. The current UPB is $494,790.55.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is $494,790.55.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
BWR has 3.08 years on the job as a xx
BWR2 has 9.83 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Borrower Last Name Loan Value: xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.516%   Tape Value: 25.520%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2672.50   Tape Value: $3212.35   Variance: $-539.85   Variance %: -16.80545%   Comment: Original stated P&I is $2,672.50.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of Transaction as per the final CD is Cash-Out. Tape Source: Initial Tape Type:	3: Curable		* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents." * Loan does not conform to program guidelines (Lvl 3) "Subject loan was closed on xx Tape shows the loan is too old to sell to Freddie Mac. Further details not provided." * Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			801	766
74396720	xx	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$219.84	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$875.00	$1,816.07	6.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	725	xx	First	Final policy	Not Applicable	Not Applicable	04/xx/2023	$148,000.00	Not Applicable	6.750%	$959.93	06/xx/2023	Financial Hardship	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $227.54. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,252.28 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $146,319.14. The current P&I is $959.93 and the interest rate is 6.750%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,252.28 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $146,319.14. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR1 has been SE for 3.08 years at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrowers “xx” and the lender “xx”. As per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of $959.93 and an interest rate of 6.750% beginning on 6/xx/2023 until the maturity date of xx	Hazard Insurance Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2022   Tape Value: 6/xx/2023   Variance: -182 (Days)   Variance %:    Comment: First payment date is 12/xx/2022 but tape shows 06/xx/2023.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 7.044%   Tape Value: 7.220%   Variance: -0.176%   Variance %: -0.17600%   Comment: Housing ratio is 7.044% but tape shows 7.220%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1816.07   Tape Value: $1273.87   Variance: $542.20   Variance %: 42.56321%   Comment: P&I is $1,816.07 but tape shows $1,273.87.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is refinance but tape shows purchase.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 181 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed Interest Only test a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Bona Fide Discount Points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

Loan failed NC Rate Spread Home Loan test due to The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is $409,118.62 for an under disclosed amount of -$13,103.28. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Loan failed TILA APR test due to APR calculated 7.228% exceeds APR threshold of 7.596% under by -0.368%. Subject loan is escrowed.

Loan failed total of payments test. Total of payments disclosed on Final CD as $679,599.34. Calculated total of payments is $691,272.62 for an under disclosed amount of -$11,673.28. Reason for total of payments under disclosure is unknown as the fee itemization is missing."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the amortization test for one of the following reasons:

The loan has a date creditor received application before January 10, 2014, the loan contains an interest-only feature, and one or more of the following applies:
The loan is a cash-out refinance.
The loan is secured by an investment property, a unit in a co-op project, or a manufactured home.
The loan is secured by a 2-4 unit property.
The loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing.
For loans with a date creditor received application before January 10, 2014, certain transactions are not eligible for delivery to
Fannie Mae with an interest-only feature.
For loans with a date creditor received application on or after January 10, 2014, loans eligible for sale to Fannie Mae must be fully amortizing, as defined in Regulation Z."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan document."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 28.06%. Tape shows the defect as ATR issue. Further details not provided. Lender defect. The subject loan originated on 10/xx/2022, and the 3-year SOL is active. BWR1 has been SE for 3 years at xx , FICO 724, 0X30 since inception, and xx equity in the subject. Original balance was xx and construction mod balance was $148K due to BWR paydown."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 7.177% exceeds APR threshold of 6.700% over by +0.477%. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced mortgage loan test due to APR calculated 7.596% exceeds APR threshold of 6.700% over by +0.896%. Subject loan is escrowed."	* Loan has escrow holdback. No proof it was released (Lvl 1) "The final CD shows an escrow hold-back in the amount of $300,000.00, but the loan document contains evidence of release is available at Beck Escrow Holdback LOX (Locator: Beck Escrow Holdback LOX)."	Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	819
40020040	xx	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,098.17	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,039.92	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	721	xx	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	$398,133.32	Not Applicable	5.000%	$1,919.79	12/xx/2021	Financial Hardship	The review of updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx”. There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx which was recorded on xx No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,919.79 with an interest rate of 5.000% which was applied for the due date of 5/xx/2024. The current UPB is $389,814.46.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,919.79 with an interest rate of 5.000% which was applied for the due date of 5/xx/2024. The current UPB is $389,814.46.
No bankruptcy and foreclosure evidence has been found.
BWR1 has 0.67 years on the job as a xx.
BWR2 has 0.58 years on the job as a xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 12/xx/2021 and the new modified principal balance is xx The borrower promised to pay the monthly P&I of $1,919.79 with fixed interest rate of 5.00% beginning on 12/xx/2021 until a new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 23.898% Tape Value: 23.900% Variance: -0.002% Variance %: -0.00200% Comment: Housing ratio per U/W is 23.898%. Tape Source: Initial Tape Type: Field: Original Stated P&I Loan Value: $2039.92 Tape Value: $2546.19 Variance: $-506.27 Variance %: -19.88343% Comment: Original stated P&I is $2,039.92. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx Variance: 5328 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.12%. Tape shows undisclosed debts at closing. Further details not provided. BWR defect. The subject loan originated on 3/xx/2017, and the 3-year SOL is expired. BWR1 has 8 months on the new job as axx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase RESPA Test Failed (Lvl 2)     "The loan failed the RESPA timing test because the loan estimate, settlement services provider list and the homeownership counseling organization disclosure were issued 4 days after initial application date. Initial loan application date is 2/xx/2017 and the documents are dated 2/xx/2017."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Initial Loan Estimate Delivery Date Test due to initial loan estimate dated 2/xx/2017 delivered on 2/xx/2017 which is more than 3 business days from the initial application date 2/xx/2017."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE delivery and timing test. Initial LE dated 2/xx/2017 delivered on 2/xx/2017 which is more than 3 business days from initial application date 2/xx/2017. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.122%, the borrower’s income is $10,915.90 and total expenses are in the amount of $4,925.50 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			677	700
7796158	xx	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$10,411.09	$9,027.04	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$739.00	$1,712.60	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	804	724	xx	First	Final policy	Not Applicable	Not Applicable	01/xx/2023	$338,000.00	Not Applicable	4.500%	$1,712.60	03/xx/2023	Financial Hardship	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx There are two credit card judgments against the borrower in favor of xx for the total amount of xx recorded on xx The annual county taxes for 2023 are delinquent in the amount of $10,411.09 on 1/xx/2024, which are good through 5/xx/2024.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,712.60 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $328,196.34. The current P&I is $1,712.60 and the interest rate is 4.500%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,712.60 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $328,196.34. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 1.25 years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made on 1/xx/2023 between the borrowers “xx” and the lender “xx”. As per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of $1,712.60 and an interest rate of 4.500% beginning on 3/xx/2023 until the maturity date of xx	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2022   Tape Value: 3/xx/2023   Variance: -334 (Days)   Variance %:    Comment: First Payment Date 4/xx/2022   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.411%   Tape Value: 18.410%   Variance: 2.001%   Variance %: 2.00100%   Comment: Housing Ratio per UW 12.285%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Refinance Variance: Variance %: Comment: Purpose per application is Construction/Perm. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed Qualified Mortgage APR Threshold test due to an APR charged of 5.444%, which is 5.410% higher than the APR threshold of +0.034%.

Loan failed Qualified Mortgage Interest Only Test due to this loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as xx Calculated finance charge is $296,932.39  for an under disclosed amount of -$4,388.83. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance originated on xx and the 3-year SOL is active.

Loan failed the TRID total of payments test Total of payment disclosed on final CD as $634,214.86. Calculated total of payments is $637,903.69for an under disclosed amount of -$3,688.83.  Reason for total of payments under disclosure is unknown."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the construction loan is too old to sell to FNMA. Subject loan originated on xx Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.712% exceeds APR threshold of 4.660% over by +0.052%. The subject loan is not escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d). Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.685% exceeds APR threshold of 4.660% over by +0.025%. The subject loan is not escrowed."		Critical	Fail	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	801
86720666	xx	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,341.88	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,145.50	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	781	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
No active liens and judgments have been found.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of $4,341.88 on xx
No prior year’s delinquent taxes have been found.

According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $3,928.96 on 4/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $3,145.50 and the current rate of interest is 4.375%. The current UPB is $603,931.86.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $603,931.86.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. CCs do not show any damage.
BWR1 has 6.75 years on the job as a xx
BWR2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.469%   Tape Value: 14.860%   Variance: 0.609%   Variance %: 0.60900%   Comment: As per final 1003 & DU calculated housing ratio is 15.457%; seller tape shows housing ratio is 14.860%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $3145.50 Tape Value: $3678.61 Variance: $-533.11 Variance %: -14.49215% Comment: As per note doc original P&I is $3,145.50; seller tape shows original P&I is $3,678.61. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows an issue with the appraisal. Appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #2 with a sales price of xx is closest to the subject property. xx search shows an estimated value of xx Current UPB is $603K."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95149282	xx	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,194.03	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.38	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	754	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $2,150.16 on 08/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,237.07 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $869.38 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $182,677.54.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $182,677.54.
Covid-19 attestation is available in the loan file, which is located at “xx.”
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 BWR receives SSI, or retirement income.
BWR2 has 23 years 11 months on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 29.992% Tape Value: 28.570% |---| 1.422% |----| 1.42200% Comment: As per final 1003 & DU DTI ratio is 29.992%; seller tape shows DTI ratio is 28.570%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.959%   Tape Value: 18.540%   Variance: 1.419%   Variance %: 1.41900%   Comment: As per final 1003 & DU housing ratio is 19.959%; seller tape shows housing ratio is 18.540%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: $869.38 Tape Value: $1109.95 Variance: $-240.57 Variance %: -21.67394% Comment: As per note doc original P&I is $869.38; seller tape shows original P&I is $1,109.95. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows an issue with the appraisal. The appraisal report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $182K."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	798
21095256	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$7,168.43	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,812.53	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the deed of trust located at (xx) shows that the subject mortgage was originated on xx which recorded on xx with instrument#xx the amount of xx in favor of xx No active liens and judgments have been found. The annual combined taxes for 2023 were paid in the amount of $7,168.43. No prior year’s delinquent taxes have been found.	The loan was originated on 4/xx/2024 with the first payment date of 6/xx/2024. According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The borrower did not make the first payment. The unpaid principal balance is $538,650.00. The current P&I is $3,812.53 and the interest rate is 7.625%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024. The borrower did not make the first payment. The unpaid principal balance is $538,650.00. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. Borrower has 9.83 years on the job as an xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx. Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value:xx. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx Tape shows an income miscalculation. The revised DTI is xx Further details are not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been an employee at xx."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	Not Applicable
61065699	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$2,227.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,473.64	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage.
The first prior mortgage was originated on xx and recorded on xx in the amount of $7,500.00 with the xx
The second prior mortgage was originated on 09/xx/2018 and recorded on 11/xx/2018 in the amount of $1,418.00 with the xx
There is an active water/sewer lien against the subject property in favor of the xx, which was recorded on 04/xx/2014 in the amount of $127.64.
The first and second installments of county taxes for 2023 have been paid in the total amount of $2,227.74.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. We are unable to determine the last payment received and the current P&I. The interest rate is 8.000%. The current UPB reflected as per the payment history tape data is $472,762.60.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of 4/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is $472,762.60.
As per the photo addendum attached with the appraisal report dated 01/xx/2024, there is an unfinished utility room. No details have been found regarding the completion of the repairs. The entire CC is missing.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.08 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: As per note. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: 14.226% Tape Value: 32.489% Variance: -18.263% Variance %: -18.26300% Comment: As per calculation. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, but the photo addendum shows an unfinished utility room. Estimated cost to cure is not available in the loan file. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is HPML, and the property was flipped within 180 days. A second appraisal, as required by guidelines, was not obtained. The appraisal report shows the date of the prior sale or transfer is xx in the amount of $0K (transferred through a personal representative deed). Zillow shows last sale xx. The subject's appraised value on 1/xx/2024 was xx The subject’s kitchen and bathroom have been renovated. Zillow search shows an estimated value of xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.414% exceeds APR threshold of 8.150% over by +0.264%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
9572262	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,898.98	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,666.29	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx”.
There are three prior state tax liens found against the borrower in favor of the “xx” in the amount of xx which was recorded on xx 5/xx/2010, and 9/xx/2019. The DOB mentioned on the supporting document does not match the subject borrower’s DOB.
There is a prior credit card judgment found against the borrower in favor of “xx” in the amount of xx which was recorded on xx
The annual installment combined taxes for 2023 were paid in the amount of $6,898.98 on 11/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $2,608.87 on 4/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,666.29 and the current rate of interest is 6.50%. The current UPB is $258,384.20.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $258,384.20.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 8 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Actual data shows age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value:xx   Variance:    Variance %:    Comment: Actual data shows Borrower #1 Middle name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1666.29   Tape Value: $2830.41   Variance: $-1164.12   Variance %: -41.12902%   Comment: Actual data shows original stated P&I is $1,666.29.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.46%. Tape shows the lender miscalculated the PITI of REO properties, and the revised DTI is 55%. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 7 years at xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 01/xx/2023 does not reflects Points - Loan Discount Fee. Final CD dated 01/xx/2023 reflects Points - Loan Discount Fee at $3,954.00. This is an increase fee in the amount of +$3,954.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable
19036894	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,229.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,099.41	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	Not Applicable	702	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”. No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,099.41 and PITI is $1,525.82. The UPB reflected as per the payment history is $167,813.19.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,099.41 and PITI is $1,525.82. The UPB reflected as per the payment history is $167,813.19.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR employment details are not available. Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Initial 1003_Application	Field: Age of Loan Loan Value: 23 Tape Value: 24 |---| -1 |----| -4.16666% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 11.453%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value:xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan originated as a bank statement loan, but review of the loan document shows the subject loan is a DSCR loan. Further details not provided." * Missing flood cert (Lvl 3) "Flood certificate is missing from loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
70038789	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,228.88	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,527.22	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with the lender, xx. No active liens and judgments have been found. The county taxes for 2023 are paid in the amount of $3,228.88. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2439.93 (PITI) which was applied to the due date of 5/xx/2024. The monthly P&I is $1,527.22, and the interest rate is 5.625%. The current UPB is $248,797.15.	Collections Comments:The current status of the loan is performing. According to the payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The current UPB is $248,797.15. No foreclosure activity was found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. BWR has been SE for 21.66 years at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 18 Tape Value: 20 |---| -2 |----| -10.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.823%   Tape Value: 30.743%   Variance: 0.080%   Variance %: 0.08000%   Comment: As per final DU housing ratio is 30.823%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1527.22   Tape Value: $2415.96   Variance: $-888.74   Variance %: -36.78620%   Comment: As per note original stated P&I is $1527.22.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows APR increased by 0.125% at the time of closing without a three-day waiting period. Infinity CE also fails delivery and timing test due to an increase in APR. Further details were not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date 09/xx/2022 which is after the Consummation date 09/xx/2022."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial LE is missing from loan documents. Subject loan is refinance case, originated on xx and the 3 years SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			677	Not Applicable
2646571	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,422.49	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,355.67	7.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024 the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
The loan was originated on xx and first payment date is 05/xx/2024. According to the payment history on the seller’s tape dated 4/xx/2024, the borrower is current with the loan. The next due date for payment is 5/xx/2024. The P&I is $3,355.67 and interest rate is 7.990%. The UPB is $457,757.00.	Collections Comments:The current status of the loan is performing.
The loan was originated on 03/xx/2024 and first payment date is 05/xx/2024. According to the payment history on the seller’s tape dated 4/xx/2024, the borrower is current with the loan. The next due date for payment is 5/xx/2024. The P&I is $3,355.67 and interest rate is 7.990%. The UPB is $457,757.00.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 10.16 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the QM APR threshold test due to an APR calculated at 9.408% exceeds the APR threshold of 6.77% by +2.25%. Infinity compliance result also show that the loan failed the QM Safe Harbor and HPML threshold test. The subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date.

This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to this loan contains an initial closing disclosure receipt date that is on any loan estimate delivery date."	* Cash out purchase (Lvl 2) "The subject loan is purchase case and final CD reflects cash to in the amount of $138.92."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.447% exceeds APR threshold of 8.160% over by +0.287%. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.408% exceeds APR threshold of 8.160% over by +1.248%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86660265	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,800.89	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,462.47	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	652	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx There are five prior judgments against the borrower in the total amount of xx which were recorded on different dates xx. The annual county taxes for 2023 were paid in the amount of $2,800.89 on 03/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $1,848.06 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,462.47 and the current rate of interest is 7.99%. The current UPB is $199,365.87.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history tape data as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $199,365.87.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments.
BWR has been SE for 7.08 years at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original Note Doc Date Loan Value:xx |---| -1 (Days) |----| Comment: As per note. Tape Source: Initial Tape Type: Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject NOO loan was approved at xx Lender missed a debt at closing. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been SE for xx."		* Loan does not conform to program guidelines (Lvl 2) "The seller's tape date shows the defect as borrower is current on monthly mortgage payments. According to the payment history tape data as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $199,365.87."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			650	Not Applicable
29917266	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,638.09	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,265.50	8.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	655	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as a nominee for xx No active judgments or liens were found. The 1st, 2nd, 3rd, and 4th installments of county taxes for 2023-2024 were paid in the total amount of $1,674.05. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,551.67 (PITI) which was applied to the due date of 05/xx/2024. The current monthly P&I is $2,265.50 and the interest rate is 8.00%. The current UPB is $308,542.83.	Collections Comments:Comment history is missing from the loan file. The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The current UPB is $308,542.83. No evidence of damage or repair was found. BWR has 2.41 years on the job as an xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx% |---| -15.318% |----| -15.31800% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 359 Tape Value: 360 Variance: -1 Variance %: -0.27777% Comment: Stated remaining term is 359. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at xx Tape shows income miscalculation as OT/bonus income is not supported and the lender failed to verify BWR present housing expense. Revised DTI is xx Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL is active. BWR has 2.41 years on the job as an xx."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	Not Applicable
75472450	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,623.23	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$697.00	$1,301.37	5.750%	369	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	760	781	xx	First	Final policy	Not Applicable	Not Applicable	03/xx/2023	$223,000.00	Not Applicable	5.750%	$1,301.37	05/xx/2023	Financial Hardship	The review of the updated title report dated 06/xx/2024 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”. No active liens and judgments have been found. Annual county taxes for 2023 were paid in the amount of $2,518.30 on 11/xx/2023. No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $1,786.74 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,301.37 and the rate of interest is 5.75%. The current UPB is $219,884.59.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $219,884.59.
The loan was modified on 3/xx/2023 with the principal balance of xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 8.58 years on the job as a xx. BWR 2 employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 3/xx/2023 between the borrowers xx with a new principal balance of xx The borrower promised to pay the modified P&I of $1,301.37 with a fixed interest rate of 5.750% beginning from 5/xx/2023 to the new maturity date of xx	Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: xx% |---| -10.511% |----| -10.51100% Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 61 (Days)   Variance %:    Comment: First Payment Date is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 369   Tape Value: 360   Variance: 9   Variance %: 2.50000%   Comment: The loan original maturity term months are 369.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx".   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Limited Cash Out   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the qualified mortgage interest only test due to this loan has an interest only term of 9 months.

This loan failed the amortization test due to the loan has a date creditor received application before January 10, 2014 and the loan is an initial interest mortgage provides an interest only option. The loan has a date creditor received application on or after January 10, 2014 and the loan is not fully amortizing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $7,510.86 exceeds fees threshold of $6,425.91 over by +$1,084.95.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $3,725.00
Points - Loan Discount Fee paid by Borrower: $3,785.86.

This loan failed the qualified mortgage loan term test due to A qualified mortgage is a covered transaction for which the loan term does not exceed 30 years.
This loan has a loan term of 369 months which exceeds the 360-month loan term limit for qualified mortgages."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test due to finance charge disclosed on final CD as xx Calculated finance charge is $263,910.64 for an under disclosed amount of -$3,344.73.

Loan failed TRID total of payment test due to TRID total of payment disclosed on final CD as $486,390.91.Calculated total of payments is $489,735.64 for an under disclosed amount of -$505.31."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $7,510.86 exceeds fees threshold of $6,425.91 over by +$1,084.95.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $3,725.00
Points - Loan Discount Fee paid by Borrower: $3,785.86

This loan failed the loan term test due to the loan term exceeds 30 years. Mortgages must not have terms exceeding 30 years to be eligible for sale to Freddie Mac."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not salable to agencies as the subject loan is a construction-to-permanent loan and a manufactured home. A proof of affixation of property permanently to the land is available in the loan documents. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents." * Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at “Auld Loan Package xx / xx the subject property is a manufactured home. The affidavit of affixation document is attached with the pro-title report located at "xx" which shows the home is permanently affixed to the land with the xx * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	770
26237825	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,041.50	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,513.42	7.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	xx	First	Short Form Policy	Not Applicable	$18,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of xx The first installment of county taxes for 2024 was paid in the amount of $1,520.75. The second installment of county taxes for 2024 is due in the amount of $1,520.75. The water/sewer charges are due in the amount of $115.60. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,915.83 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $210,494.82. The current P&I is $1,513.42 and the interest rate is 7.750%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $1,915.83 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $210,494.82.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Borrower has 6 months on the job as a cook with xx.BWR has prior employment experience as a xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan with variable income and DTI approved at 46.54% does not meet the bond loan program requirement. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
57960844	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,661.06	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,958.43	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	795	818	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx There is a prior civil judgment against the borrower in favor ofxx is for the amount of xx recorded on xx which was amended on 1/xx/2019 and 5/xx/2022. The annual county taxes for 2023 were paid in the amount of $6,394.62. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,825.21 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $397,321.51. The current P&I is $1,958.43 and the interest rate is 3.250%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $2,825.21 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $397,321.51.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 2.83 years on the job as an engineer with xx
BWR2 has 4.08 years on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx% |---| -0.009% |----| -0.00900% Comment: Original CLTV ratio percent is xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value :xx Variance: -4 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000001000000000000000000 Tape Value: 111110000445 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			809	792
8438604	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,027.26	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,155.53	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$244,966.14	Not Applicable	2.875%	$859.39	03/xx/2022	Financial Hardship	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx No active liens and judgments were found. The annual combined taxes for 2023 were paid in the amount of $7,027.26 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,015.59 (PITI) which was applied to the due date of 05/xx/2024. The current monthly P&I is $859.39 and the interest rate is 2.875%. The current UPB reflected as per the payment history is $237,375.07.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The current UPB reflected as per the payment history is $237,375.07.
No evidence has been found regarding the current/prior foreclosure proceedings.
The loan was modified on 3/xx/2022 with a new UPB of $244,966.14.
As per the comment dated 1/xx/2024, the property was damaged due to hail on 6/xx/2023. Collection comment dated 2/xx/2024 shows that the loss draft check for $254.45 was received on 2/xx/2024. Further details are not provided. No comment indicating the completion of repairs was noted in the collection comments.
As per the servicing comment dated 02/xx/2024, the subject property is owner-occupied.
BWR has 9.33 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx, N.A with an effective date of 03/xx/2022. The new modified unpaid principal balance is $xx.The borrower agreed to pay the modified monthly P&I of $859.39 with a modified interest rate of 2.875% starting on 03/xx/2022 and continuing until the new maturity date of xx	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx% |---| 3.532% |----| 3.53200% Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Loan original maturity term is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1155.53   Tape Value: $859.39   Variance: $296.14   Variance %: xx   Comment: Original stated P&I is $1,155.53.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 211100002112 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41%. Tape shows BWRs qualifying income is not supported. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired. BWR has been an employee at xx." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			538	Not Applicable
82139611	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$4,027.48	$11,605.88	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,898.68	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	762	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and was recorded on xx with the lender xx. There is a notice of special tax lien against the subject property in favor of "xx" which was recorded on xx The first and second installments of supplement taxes for 2023 are delinquent in the total amount of $4,027.48 which were due on 6/xx/2023 and 10/xx/2023 and good through 7/xx/2024.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $5,898.68 with an interest rate of 6.125% which was applied for the due date of 5/xx/2024. The current UPB is $952,751.26 and the deferred balance is $11,826.82.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $5,898.68 with an interest rate of 6.125% which was applied for the due date of 5/xx/2024. The current UPB is $952,751.26 and the deferred balance is $11,826.82.
No bankruptcy and foreclosure evidence has been found.
As per the comment dated 8/xx/2023, the borrower’s income was impacted by Covid-19. FB plans ran and were extended several times from 3/xx/2023 to 2/xx/2024. As per the comment dated 3/xx/2024 and 3/xx/2024, the Covid-19 deferment was completed in the loan.
BWR1 has been SE for 3.23 years at xx
BWR2 has 8 months on the job as an xx, and BWR2 also receives retirement income. BWR2 has prior employment experience as an xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: Moju |---| |----| Comment: Borrower #1 Middle name N/A. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 9xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000444444444321000   Tape Value: 022100000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total Balance of Junior Lien is N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is a primary purchase. Tape shows subject is homestyle renovation now 4 or more months delinquent triggered repurchase. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 09/xx/2022 reflects appraisal fee at $850.00. Final CD dated xx reflects appraisal fee at $875.00.
Loan estimate dated 09/xx/2022 does not reflect appraisal re-inspection fee. Final CD dated 10/xx/2022 reflects appraisal re-inspection fee at $250.00. This is a cumulative increase in fee of $275.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* Loan has escrow holdback. No proof it was released (Lvl 2)     "Final CD dated 10/xx/2022 reflects escrow holdback in the amount of $254,259.76.00. Proof for release of escrow holdback is available at Moju 8000230752 (1).pdf / DISBURSEMENTS MOJU.pdf."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			602	780
57513366	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,875.47	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$981.81	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	800	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2024 were paid in the amount of $2,875.47. The annual school taxes for 2023 were paid in the amount of $5,184.78. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,673.13 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $202,894.77. The current P&I is $981.81 and the interest rate is 3.750%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $1,673.13 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $202,894.77.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for 5.3333 years at xx
BWR2 has 2 years on the job as xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 111110000001 |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #1 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $203K."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	786
14472291	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$2,106.91	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.66	4.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	06/xx/2023	$210,368.75	Not Applicable	4.990%	$1,013.00	07/xx/2023	Financial Hardship	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx. No active liens or judgments were found. The county taxes for 2023-24 were paid in the total amount of $2,106.91 on 03/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 04/xx/2024, the borrower is current with the loan, and the next due date is 05/xx/2024. The last payment was received on 04/xx/2024 in the amount of $1,267.59 (PITI) which was applied to the due date of 04/xx/2024. The current monthly P&I is $1,013.00 and the interest rate is 4.990%. The current UPB is $208,858.08.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2024, the borrower is current with the loan, and the next due date is 05/xx/2024. The current UPB is $208,858.08. As per the collection comment dated 3/xx/2023, the borrower's income was impacted by Covid-19. Further details are not provided.
 The loan was modified on 06/xx/2023 with a new modified unpaid principal balance of $210,368.75. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. BWR has 0.08 years on the job as a xx. BWR has prior employment experience as a property manager at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx.” on 6/xx/2023. As per the modified terms, the UPB is $210,368.75. The borrower promised to pay the modified UPB with a fixed interest rate of 4.99% in monthly installments of $1,013.00 (P&I) starting on 7/xx/2023. The new maturity date is xx	Credit Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1179.66   Tape Value: $1013.00   Variance: $166.66   Variance %: 16.45212%   Comment: Original Stated P&I is $1179.66   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000004444433322211 Tape Value: 000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows loan delinquency. Further details are not provided. As per PH as of 4/xx/2024, the BWR is current with the loan and the next due date is 5/xx/2024."	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 45.485%. Tape shows that undisclosed debt was opened prior to closing. Further details were not provided. BWR defect. The subject loan originated on 04/xx/2019, and the 3-year SOL has expired. BWR has been an employee at xx."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income is $5,200.00 and total expenses are in the amount of $2,365.20 and the loan was underwritten by LP (xx) and its recommendation is Eligible/Accept with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			509	Not Applicable
696781	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,955.75	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.58	4.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of $xx with MERS as nominee for xx No active judgments or liens found The annual combined taxes for 2023 were paid off in the amount of $2,955.75 on 1/xx/2024. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,572.20 which applied for 5/xx/2024. The current P&I is $1,003.14 with an interest rate of 6.500%. The UPB as of the date mentioned in the updated payment history is $132,811.84.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $132,811.84.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined from the latest collection comments.
As per tape data, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the adjustment for index lead days was corrected post-close from 25 to 45 days, which excludes the loan from the investor pool. Note documents show the subject loan has a lookback period of 45 days. Further details were not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance ease risk indicator is moderate due to:
TILA Finance Charge Test: FAIL
TILA APR Test: FAIL
Bona Fide Discount Points Test: FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $105,005.42 exceeds disclosed finance charge of $128,984.84 over by -$23,979.42.

Loan failed TILA APR test due to APR calculated 3.585% exceeds APR threshold 4.161% over by -0.576%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM; loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC. The following state disclosures are missing in the loan documents;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "The note states that if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
35859828	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,482.96	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.08	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	642	628	xx	First	Final policy	Not Applicable	Not Applicable	07/xx/2023	$96,266.85	Not Applicable	5.375%	$488.35	07/xx/2023	Financial Hardship	As per the review of the updated title report dated 6/xx/2024, the subject mortgage originated on xx and recorded on xx in the amount of xx in favor of “MERS as a nominee for xx No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of 4/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $488.35 and PITI is $1,050.12. The UPB reflected as per the payment history is $95,683.63.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $488.35 and PITI is $1,050.12. The UPB reflected as per the payment history is $95,683.63.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
Borrower has been SE for 4.17 years at xx
Co-borrower has been SE for 4.17 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 7/xx/2023 with a new modified UPB amount of $96,266.85. The borrower promises to make a monthly payment of $488.35 with a rate of interest of 5.725%, beginning on 7/xx/2023 and to the new maturity date of xx	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $546.08   Tape Value: $488.35   Variance: $57.73   Variance %: 11.82143%   Comment: Original Stated P&I is $546.08.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010211101144444321121010   Tape Value: 645400000007   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 470 Tape Value: 465 Variance: 5 Variance %: 1.07526% Comment: Stated Remaining Term Is 310. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property condition is unacceptable. The appraisal report shows exposed wiring and incomplete flooring in the kitchen, an exposed xx area, and stained carpet need to be replaced. The estimated cost to cure is $1400.00 per appraiser. Amount appears to be more material based on review. 1004D is missing from the loan file. Further details not provided. Final CD does not reflect any escrow holdback."		* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.550% exceeds APR threshold of 5.300% over by +0.250%. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			620	577
94171134	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,087.52	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$600.58	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	690	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 6/xx/2024, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of MERS as a nominee for xx No active judgments or liens were found. The first installment of county taxes for 2023 was paid in the amount of $1,043.76. The second installment of county taxes for 2023 is due in the total amount of $1,043.76. The sewer charges for 2024 are due in the amount of $200.81, and the due date is 6/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the last payment was received on 5/xx/2024, which was applied for 5/xx/2024. The next due date for the payment is 6/xx/2024. The P&I is $600.58, the interest rate is 3.25%, and the PITI is $929.81. The current UPB is $129,932.95.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the last payment was received on 5/xx/2024, which was applied for 5/xx/2024. The next due date for the payment is 6/xx/2024. The current UPB is $129,932.95.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The COVID-19 attestation is located at -xx

Borrower has1.33 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000111111000000000001 Tape Value: 211100066653 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx Current UPB is $134K."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject loan was approved at 32.76%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is expired. BWR has 1.33 years on the job as a desktop support specialist at xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			465	Not Applicable
50875899	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,460.62	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.85	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	790	759	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx No active judgments or liens were found. For Parcel # xx The 2023 combined annual taxes were paid in the amount of $9,616.97 on 12/xx/2023. For Parcel # xx The 2023 combined annual taxes were paid in the amount of $4,843.65 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,314.79 which applied for 5/xx/2024. The current P&I is $1,692.85 with an interest rate of 3.875%. The UPB as of the date mentioned in the updated payment history is $345,639.65.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,314.79 which was applied for the due date of 05/xx/2024. The current monthly P&I is $1,692.85 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $345,639.65.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Borrower has 4.75 years on job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape and document located at #(xx) show that the subject loan was intended to place a first mortgage on xx. All of the loan documents, including the title, note, and mortgage, listed the address and legal description as xx. The subject loan paid off the previous mortgage on Unit xx The subject loan is a second lien on Unit xx The subject first mortgage is on the wrong unit/property and shows as a second lien affixed to unit 63, which is not the subject property. There is no valid lien on xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2021 does not reflect Points - Loan Discount Fee and Condo Questionnaire. CD dated xx reflects Points - Loan Discount Fee at $2,552.40 and Condo Questionnaire at $831.00. This is an increase in fee of +$3,383.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. SOL period for 3 year is active."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from loan documents."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	666
32276120	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,486.80	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,293.00	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	680	816	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of MERS as nominee for xx
There is mechanics lien found against the borrower in favor of xx in the amount of $9,686.10 which was recorded on 07/xx/2023.
For Parcel # xx
The 1st installment of county taxes for 2023 was paid in the amount of $332.25 on 02/xx/2024
The 2nd installment of county taxes for 2023 was due in the amount of $332.25 on 07/xx/2024.
For Parcel # xx
The 1st installment of county taxes for 2023 was paid in the amount of $1,911.15 on 02/xx/2024.
The 2nd installment of county taxes for 2023 was due in the amount of $1,911.15 on 07/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,749.71 which was applied for the due date of 5/xx/2024. The current monthly P&I is $1,293.00 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $204,401.78.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024.  The last payment was received on 5/xx/2024 in the amount of $2,749.71 which was applied for the due date of 5/xx/2024. The current monthly P & I is $1,293.00 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $204,401.78.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 03/xx/2024, the subject property was damaged. We are unable to determine whether the repairs have been completed or not.
BWR1 has been SE for 19.58 years at xx
BWR2 has 0.83 years on the job as an xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00444444321000011100 Tape Value: 776211777777 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and review of loan file show that the subject is a renovation loan. Tape and payment history show that the borrower was delinquent for more than 4 months and now the borrower is current with the loan. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 07/xx/2022 reflects Appraisal Fee at $400.00. CD dated 08/xx/2022 reflects Appraisal Fee at $800.00. This is an increase in fee of $400.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																								* Loan has escrow holdback. No proof it was released (Lvl 2) "Final CD dated 8/xx/2022 reflects escrow holdback in the amount of $42,191.72. Proof for release available at 'disbursements van pelt'."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			482	680
45456810	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,536.64	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,510.95	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $3,670.24 which was applied for the due date of 5/xx/2024. The current P&I is $2,510.95 and PITI is $3,670.24. The UPB is $405,257.67.	Collections Comments:The loan is currently performing. As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The UPB is $405,257.67. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has 1 month on the job as a xx. Previously, BWR worked at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan did not meet credit requirement. Review of the loan file shows BWR relocating with employer and used 3 non-traditional non US trades for the qualification. Subject loan is underwritten by AUS/LP with xx DTI and it’s recommendation is Caution. Further details not provided." * Missing Required Disclosures (Lvl 3) "Wavier of the borrower's right rider is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.589% exceeds APR threshold of 6.560% over by ++0.029%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.237% exceeds APR threshold of 6.560% over by +0.677%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			684	Not Applicable
31234739	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,358.06	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,202.86	5.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	742	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject xx.
There is prior UCC lien found against the subject property in favor of xx. which was recorded on 12/xx/2018.
There is UCC lien found against the subject property in favor of xx. which was recorded on 12/xx/2022.
The 2024 combined annual taxes were paid in the amount of $1,109.75 on 01/xx/2024.
The 2023 school annual taxes were paid in the amount of $4,008.47 on 09/xx/2023.
The annual village taxes for 2024 are due in the amount of $2,248.31 on 06/xx/2024.
The annual water charges for 2024 have been due in the amount of $278.60 on 7/xx/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,960.31 which was applied for the due date of 05/xx/2024. The current monthly P&I is $2,202.86 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $252,540.80.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,960.31 which was applied for the due date of 05/xx/2024. The current monthly P&I is $2,202.86 with an interest rate of 5.500%. The current UPB reflected as per the payment history is $252,540.80.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.
BWR1 and BWR2 receive SSI, or retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.81%. The tape shows BWR has insufficient income to support the total monthly obligation. Further details are not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. Both BWRs receive retirement income, with a FICO of 717, 0X30 since inception, and xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	743
63951211	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$784.13	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,737.79	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	806	800	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,737.79 and PITI is $2,038.74. The UPB reflected as per the payment history is $331,739.86.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,737.79 and PITI is $2,038.74. The UPB reflected as per the payment history is $331,739.86.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR1 has 9 months on the job as a xx.
BWR2 has 1.25 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value:xx |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000000 Tape Value: 111110000111 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.80%. The tape shows the BWR2 was not employed as a result of termination prior to closing. Further details were not provided. Borrower defect. The subject loan was originated on 2/xx/2023, and the 3-year SOL is active. BWR has been an employee at xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 01/xx/2023 reflects Appraisal Fee at $500.00. Final CD dated 02/xx/2023 reflects Appraisal Fee at $600.00. This is an increase in fee of +$100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	807
28245963	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$893.55	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$724.96	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx with MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual school taxes for 2023 were paid in the amount of $2,818.51. The annual village taxes for 2023 were paid in the amount of $893.55. The annual combined taxes for 2024 were paid in the amount of $1,731.19. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan. The last payment was received on 05/xx/2024 which was applied for the due date of 05/xx/2024 and the next due date for payment is 06/xx/2024. The P&I is in the amount of $724.96 and PITI is in the amount of $1,320.53. The UPB reflected as per the payment history tape data is in the amount of $131,458.66. As per tape data, there is a deferred balance of $5,460.69.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan. The last payment was received on 05/xx/2024 which was applied for the due date of 05/xx/2024 and the next due date for payment is 06/xx/2024. The P&I is in the amount of $724.96 and PITI is in the amount of $1,320.53. The UPB reflected as per the payment history tape data is in the amount of $131,458.66.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No comments have been found regarding repair completion.
As per collection comment dated 2/xx/2023, the reason for default is loss of income due to covid. As per collection comment dated 9/xx/2022, the borrower accepts covid19 forbearance plan for 3 months. According to the collection comment dated 11/xx/2022, the borrower accepted a 3-month extension plan.  As per collection comment dated 2/xx/2023 the property is owner occupied.
BWR has 4.79 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx |---| 0.001% |----| 0.00100% Comment: Borrower DTI Ration percent xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000000440044 Tape Value: 111111111111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Total Balance of Junior Line is N/A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 04/xx/2022 reflects Points - Loan Discount Fee at $2,028.00. Final CD dated 06/xx/2022 reflects Points - Loan Discount Fee at $2,068.56. This is an increase in the amount of +$40.56 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx and the 1 year SOL is expired."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx Tape shows qualifying income used by the lender is not supported. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR has been an employee at xx, with a FICO of 709, 0X30 in the last 12 months, and xx equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
79960390	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,715.34	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,825.52	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated 5/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx". No active judgments or liens have been found. No prior year's delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,825.52 with an interest rate of 6.625% which was applied for the due date of 5/xx/2024. The current UPB is $280,903.41.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,825.52 with an interest rate of 6.625% which was applied for the due date of 5/xx/2024. The current UPB is $280,903.41. No bankruptcy and foreclosure evidence has been found. BWR receives SSI and retirement income. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000000 Tape Value: 222200003222 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.68%. Tape shows BWRs qualifying income is not supported. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR receives SSI and retirement income, with a FICO of 697, 0X30 since inception, and $24K in equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/xx/2022 reflects Points - Loan Discount Fee at $791.00. Final CD dated 12/xx/2022 reflects Points - Loan Discount Fee at $3,024.90. This is an increase in fee of $2,233.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx and the 1-year SOL has expired.

																																																																																								TRID violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated 05/xx/2022 reflects lender credit at $5,500.00. Final CD dated 12/xx/2022 reflects lender credit at $0.00 This is decrease of +$5,500.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	Not Applicable
6759477	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,560.68	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,126.95	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $4,126.95 with an interest rate of 6.750% which was applied for the due date of 5/xx/2024. The current UPB is $624,112.79.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $4,126.95 with an interest rate of 6.750% which was applied for the due date of 5/xx/2024. The current UPB is $624,112.79.
No bankruptcy and foreclosure evidence has been found.
BWR1 has been SE for 18.41 years with xx
BWR2 has 5.33 years on the job as an xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000 Tape Value: 111211111121 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #3 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $624K. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.009% exceeds APR threshold of 6.810% over by +0.199%. Subject loan is escrowed." * Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.153% exceeds APR threshold of 6.810% over by +0.343%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			647	649
56837706	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,847.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.00	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 5/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx No active judgments or liens found The annual combined taxes for 2024 were paid off in the amount of $2,085.04 on 1/xx/2024. The school taxes for 2023 were paid off in the amount of $3,761.96 on 9/xx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,512.30 which applied for 5/xx/2024. The current P&I is $875.00 with an interest rate of 5.625%. The UPB as of the date mentioned in the updated payment history is $150,170.01.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is $150,170.01.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per tape data, the subject property is owner-occupied
BWR has 2.66 years on the job as a xx
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property condition is unacceptable. Subject loan closed on 05/xx/2023. Original appraisal dated xx shows damaged doors to the exterior entrance to the basement and one broken window. Subject exterior and basement show need for material repair. Zillow search shows an estimated value of xx Current UPB $150K. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,599.00 exceeds fees threshold of $4,310.25 over by +$2,288.75.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $35.00
Points - Loan Discount Fee paid by Borrower: $5,264.00
Processing Fee paid by Borrower: $650.00
Underwriting Fee paid by Borrower: $650.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,599.00 exceeds fees threshold of $4,310.25 over by +$2,288.75.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $35.00
Points - Loan Discount Fee paid by Borrower: $5,264.00
Processing Fee paid by Borrower: $650.00
																																																																																							Underwriting Fee paid by Borrower: $650.00"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
99889606	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,730.96	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.54	5.500%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	747	743	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/xx/2024, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx No active judgments or liens found The quarterly combined taxes for 2024 were paid off in the total amount of $1,730.96 on 7/xx/2023, 9/xx/2023, 1/xx/2024 and 3/xx/2024. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $999.96 which applied for 6/xx/2024. The current P&I is $978.54 with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is $99,091.41.	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 7/xx/2024. The UPB as of the date mentioned in the updated payment history is $99,091.41.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the tape data, the subject property is an investment property.
Borrower has 1.25 years on the job as an assoc principal scientist at xx. BWR has prior employment experience as a xx.
Borrower 2 has 5.33 years on the job as an xx.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #3 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $99K. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	765
87670560	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,389.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,466.74	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2024 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $2,466.74. The UPB reflected as per the payment history is $417,951.53.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $2,466.74. The UPB reflected as per the payment history is $417,951.53.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 16.5 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx |---| 0.003% |----| 0.00300% Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: 000010000000 Variance: Variance %: Comment: 0000000 Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $12,307.00 exceeds fees threshold of $12,249.55 over by +$57.45.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,808.00
Processing Fee paid by Borrower: $1,499.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 36.84%. Tape shows undisclosed mortgage. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active. BWR has been SE for 16 years at xx."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $12,307.00 exceeds fees threshold of $12,249.55 over by +$57.45.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,808.00
																																																																																								Processing Fee paid by Borrower: $1,499.00."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35986161	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,333.40	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.07	3.500%	120		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $703.78. The annual county taxes for 2023 were paid in the amount of $629.62. The water/sewer charges are paid. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,707.32 which was applied to the due date of 6/xx/2024. The unpaid principal balance is $117,064.48. The current P&I is $1,236.07 and the interest rate is 3.500%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,707.32 which was applied to the due date of 6/xx/2024. The unpaid principal balance is $117,064.48. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 3.583 years on the job as xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000 Tape Value: 000210000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows Fannie Mae is not able to securitize due to the 3.5% interest rate on a 10-year fixed loan term. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 8/xx/2023 and the loan closed on 8/xx/2023. No lock extension found."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			807	Not Applicable
24476119	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,089.83	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,323.16	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	785	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated 05/xx/2024, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx". No active judgments or liens have been found. The water/sewer charges are due in the amount of $264.56 on 6/xx/2024. No prior year's delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,323.16 with an interest rate of 6.990% which was applied for the due date of 5/xx/2024. The current UPB is $495,487.96.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,323.16 with an interest rate of 6.990% which was applied for the due date of 5/xx/2024. The current UPB is $495,487.96.
No bankruptcy and foreclosure evidence has been found.
BWR1 has 5.25 years on the job as xx
BWR2 receives trust income.
As per the UT report dated 5/xx/2024, there is a notice of commencement (xx) recorded on 11/xx/2023 for installation of gunite swimming pool. Also, there is a notice of commencement (xx) recorded on 4/xx/2024 to remove existing garage door. The cost of repair is not available. CCs do not show damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000 Tape Value: 004110000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.32%. Tape shows trust income miscalculation as the lender failed to document trust income as per guidelines. UBS statement in file shows $233K assets. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active. BWR1 has 5.25 years on the xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	788
67329374	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$825.48	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,873.60	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	788	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2024 shows that the subject mortgage was originated xx The annual combined taxes for 2023 have been paid in the amount of $825.48 on 10/xx/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,873.60 on 5/xx/2024 which was applied for the due date of 6/xx/2024. The next due date is 7/xx/2024. Current UPB as of date reflected in the provided payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,873.60 on 5/xx/2024. Current UPB as of date reflected in the provided payment history isxx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR qualified through the asset distribution program.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Loan Documentation Type Loan Value: Alternative Tape Value: Full Documentation |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.92%. Tape shows incorrect rental income was used to qualify and the revised DTI is 50.85%. Lender defect. Subject loan originated xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	799
88353359	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,147.49	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,667.97	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	756	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 06/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The second installment of county taxes for 2023 is due in the amount of $2,073.74 on 06/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,667.97 with an interest rate of 4.750% which was applied for the due date of 5/xx/2024. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,667.97 with an interest rate of 4.750% which was applied for the due date of 5/xx/2024. The current UPB isxx
No bankruptcy and foreclosure evidence has been found.
BWR1 has 10 months on the job as an operations specialist with Charles Schwab. BWR1 has prior xxMortgage between 10-15-2019 and 7/xx/2022 for 1.66 years.
BWR2 has 5.41 years on the job as axx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.278% Tape Value: 51.406% |---| -1.128% |----| -1.12800% Comment: Actual data shows DTI at 50.278%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: 4/xx/2024 Variance: 30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the BWRs relationship with a non-occupying BWR2 (cousin) is not eligible for an FHA loan approved with an LTV/CLTV of 96.50%. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.27%. Tape shows an increased DTI of 51.40%. Further details not provided. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			657	766
25174639	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,194.73	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,832.68	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	761	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found. The county taxes for 2023 are paid in the amount of $5,946.94. No prior year’s delinquent taxes have been found.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,630.47 which applied for 5/xx/2024. The current P&I is $2,832.68 with an interest rate of 4.750%. The UPB as of the date mentioned in the updated payment history isxx	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment historxx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the comment dated 2/xx/2024, the reason for default is excessive obligations.
As per the comment dated 1/xx/2024, the subject property is vacant.
As per the comment dated 1/xx/2024, the verbal dispute has been noted in which the borrower was disputing for flood, hazard, and wind insurance. Further details not available.
BWR employment details are not available as her income was not used for qualification.
BWR2 has 9.41 years on the job as an xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 58.03%. Tape shows only BWR2 income was used as BWR1 was not employed at closing. Further details not provided. Lender defect. Subject originated xx and thexx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	728
13841925	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,515.88	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,985.27	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated oxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for 2023 is due on 11/xx/2024 in the amount of $2,757.94.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,985.27 and PITI is $2,572.82. The UPB reflected as per the payment history is xx. The borrower made additional principal payments on each transaction total in the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,985.27 and PITI is $2,572.82. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been SE for 3.08 years atxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 29 (Days) Variance %: Comment: Last Payment Received Date is 5/xx/2024 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.23%. Tape shows SE income miscalculation, and the revised DTI is 62.92%. Further details not provided. Lender defect. Subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	Not Applicable
55680093	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,866.26	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,475.13	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	666	636	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $4,866.26. The water/sewer charges are due in the amount of $50.28 on 6/xx/2024. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,744.93 which was applied to the due date of 5/xx/2024. The unpaid principal balance isxx. The current P&I is $1,475.13 and the interest rate is 4.750%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $1,744.93 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 10/xx/2023, there is a payment dispute. The borrower has been called for the additional payments.
No comment pertaining to the damage to the subject property has been observed.
BWR has ten months on the job as a bond officer xx
 BWR2 has 2.83 years on the job as an advanced repair agent with BestBuy.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Require MI? is Not Applicable. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 40 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 51.59%. Tape shows the subject loan is not insurable by the FHA due to the AUS recommendation being flipped from Accept to Refer. Further details not provided. BWR has ten months on the jobxx * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	612
62932284	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,146.04	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.43	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated xx No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the amount of $1,075.52. The 2nd installment of county taxes for 2023 was due in the amount of $1,070.52. The annual water charges for 2024 were due in the amount of $92.09 on 6/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $1,435.13 which was applied for the due date of 05/xx/2024. The current monthly P&I is $1,232.43 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $1,435.13 which was applied for the due date of 05/xx/2024. The current monthly P&I is $1,232.43 with an interest rate of 3.500%. The current UPB reflected as per the payment history isxx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
BWR has 11 months on the job as a maintenancexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 30 (Days) Variance %: Comment: As per note doc last payment received date is 5/xx/2024; seller tape shows last payment received date is 4/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	Not Applicable
85915066	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,609.16	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.77	4.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx There is a special assessment (municipal) lien against the subject property in the amount of $29.40. UT states that special assessments are delinquent and the delinquent amount is good through 6/xx/2024. No other active liens or judgments were found. The county taxes for 2023 were paid in the amount of $3,464.79 on 11/xx/2023. The annual water charges for 2024 are due in the amount of $161.03 on 06/xx/2024.	According to the payment history as of 05/xx/2024, the borrower has been delinquent for 9 months, and the next due date is 08/xx/2023. The last payment was received on 04/xx/2024 in the amount of $1,299.47 which was applied to the due date of 07/xx/2023. The current monthly P&I is $1,000.77 and the interest rate is 4.000%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 05/xx/2024, the borrower has been delinquent for 9 months, and the next due date is 08/xx/2023. The current UPB reflected as per the payment history is xx
As per the servicing comment dated 5/xx/2024, the reason for default is unemployment.
As per the servicing comment dated 01/xx/2024, the borrower’s income was impacted due to Covid-19 pandemic. As per the comment dated 10/xx/2023, the FB plan was active from 3/xx/2023 to 12/xx/2023.
No evidence has been found regarding the current/prior foreclosure proceedings.
No evidence of damage or repair was found.
As per the servicing comment dated 04/xx/2024, the property is owner-occupied.
BWR has 1.16 years on the job as a time and expense operations associate atxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: -28 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 55.92%. Tape shows the subject loan is not insurable by the FHA due to the AUS recommendation being flipped from Accept to Refer. Further details not provided. BWR hasxx * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at $1,834.19. This is an increase in fee of $1,834.19 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			498	Not Applicable
51428182	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$454.72	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,563.38	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/xx/2024, the subject mortgage was originated xx No active judgments or liens found The annual county taxes for 2023 were paid off in the amount of $454.72 on 10/xx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/20204. The last payment was received on 5/xx/2024 in the amount of $1,653.24 which applied for 5/xx/2024. The current P&I is $1,563.38 with an interest rate of 4.750%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/20204. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

BWR has 6.25 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 48.81%. Tape shows lender missed DLQ SBA debt on credit report. Further details not provided. Lender defect. The subject loan originated on xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the loan estimate, settlement services provider list, and homeownership counseling organization disclosure were issued 4 days after the initial application date. The initial loan application date is xx and the documents are dated xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial loan estimate is dated xx and electronically signed on xx which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for delivery timing of initial loan estimate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed the SSPL document date test. The loan originator received the initial application on xx The SSPL document date is xx which is more than 3 business days from the initial application date of xx

Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx delivered on xx which is more than 3 business days from the initial application date xx
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."			Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
28431305	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,307.38	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,251.93	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	683	673	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated xx There are two prior IRS liens found against the borrower in the total amount of xx The annual county taxes for 2023 were paid in the amount of $4,135.08 on 11/xx/2023. The annual water charges for 2024 are due in the amount of $215.13 on 6/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 7/xx/2024. The last payment was received in the amount of PITI $3,546.62 on 4/xx/2024 which applied to the due date of 6/xx/2024. The current P&I is $2,251.93 and the rate of interest is 6.250%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 7/xx/2024. The current UPB ixx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has 1.33 years on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx-| |----| Comment: Borrower #2 last name is x x Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type:	3: Curable		* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock provided expired on xx and the loan closed on 06/xx/2023. No lock extension found." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.40%. Tape shows student loan debt miscalculation as the lender used 0.5% of the remaining balance instead of 1%. Revised DTI is 53.02%. Further details not provided. Lender defect. Subject loan originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	668
66650194	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,560.62	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,636.57	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated on xx No active judgments or liens were found. The 2023 combined annual taxes were paid in the amount of $7,560.62 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,054.92, which was applied for the due date of 4/xx/2023. The current monthly P&I is $1,636.57 with an interest rate of 4.750%. The current UPB is xx. The 3 payments were received in Nov-2023. The comment dated 10/xx/2023 shows that these are borrower made payments.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx
As per the servicing comment dated 5/xx/2024, the reason for default is excessive obligations.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated 11/xx/2023, the property is occupied by an unknown party.
BWR has 1 year on the job as a registered nurse at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 55.406% Tape Value: 51.595% |---| 3.811% |----| 3.81100% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 28 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 51.59%. Tape shows the subject loan is not insurable by the FHA due to the AUS recommendation being flipped from Accept to Refer. Further details not provided. BWR has 1 year on the jobxx * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by loan originator is missing from the loan files."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			477	Not Applicable
67741372	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$388.53	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,559.23	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/xx/2024 shows that the subject mortgage was originated onxx No active judgments/liens have been found in the updated title report against the borrower/subject property. County taxes for 2023 have been paid in the amount of $376.87. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,559.23 on 5/xx/2024 which was applied for the due date of 5/xx/2024. The next due date is 6/xx/2024. Current UPB as of date reflected in the provided payment history isxx and current interest rate as per payment history is 3.990%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 5/xx/2024, the loan is performing. The last payment was received in the amount of $1,559.23 on 5/xx/2024. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.990%.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has one month on the job as a database administrator axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 25.705%. The tape shows employment misrepresentation. Further details were not provided. BWR defect. The subject loan was originated onxx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	Not Applicable
93103789	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$234.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,001.72	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active judgments or liens found The annual combined taxes for 2023 were paid off in the amount of $234.00 on 10/xx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $3,184.06 which applied for 5/xx/2024. The current P&I is $3,001.72 with an interest rate of 6.125%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 5/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has 8.58 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape and review of the bank statements show that the Capital One bank statement is dated 7/xx/23, which is more than 45 days from the initial loan application date of 9/xx/2023. Total available assets as per DU of $158K satisfy the cash to close requirement of $111K. BWR has 8.58 years on the job as axx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			785	Not Applicable
38593456	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,635.30	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	785	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens or judgments have been found. The annual county taxes for the year 2023 are exempt. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 04/xx/2024 in the amount of $1,895.50, which was applied for the due date of 05/xx/2024. The current monthly P&I is $1,635.30 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 04/xx/2024 in the amount of $1,895.50, which was applied for the due date of 05/xx/2024. The current monthly P&I is $1,635.30 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

Borrower has 3.50 years on the job as a xx
BWR#2 receives SSI, or retirement income.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Require MI? is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.60%. Tape and file shows income miscalculation over BWR2 income. BWR2 is not working full time. Lender defect. Further details not provided. Subject loan originated onxx				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	761
14918696	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,717.02	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.37	4.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The annual installments of combined taxes for 2023 have been paid in the amount of $7,717.02 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,828.68 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $2,167.37 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.41 years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 49.151% Tape Value: 57.712% |---| -8.561% |----| -8.56100% Comment: Borrower DTI ratio percent is 49.151%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 31 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.15%. Tape shows undisclosed debt with a monthly payment of $1,016 was opened prior to closing, and the revised DTI is 57.92%. Further details not provided. BWR defect. Subject loan originatedxx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			691	Not Applicable
43586840	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$7,738.96	$6,729.53	03/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.07	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	657	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on xx
There are 4 prior child support liens against the borrower in favor of xx
The annual combined taxes for 2023 are delinquent in the amount of $7,738.96 on 1/xx/2024, which are good through 7/xx/2024.
According to the latest payment history as of 3/xx/2024, the borrower is current with the loan and the next due date is 4/xx/2024. The last payment was received on 3/xx/2024 in the amount of $1,855.27 which was applied to the due date of 3/xx/2024. The unpaid principal balance is xx The current P&I is $1,280.07 and the interest rate is 7.125%.

Collections Comments:The loan is currently performing and the next due date is 4/xx/2024.
The last payment was received on 3/xx/2024 in the amount of $1,855.27 which was applied to the due date of 3/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been an employee at xx for 0.25 years, and BWR2 has been an employee atxx
Tape shows borrower was unemployed as of 07/xx/23.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: As per note borrower2 last name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.659%   Tape Value: 84.620%   Variance: -35.961%   Variance %: -35.96100%   Comment: As per final DU and 1008 borrower DTI is 48.659%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xxalue: xx   Tape Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral value used for underwriting: $300,000.00 Amountxx
Field: Original Note Doc Date   Loan Value: 8/xx/2023   Tape Value: 8/xx/2023   Variance: -4 (Days)   Variance %:    Comment: As per note original date is 08/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx
Field: Property Address Street Loan Value: xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.102%. Tape shows the borrower was unemployed as of 07/xx/23. Loan was funded on 08/xx/23. The revised DTI is 84.62%. Borrower has 2.00 years on the job at time of approval as axx. BWR2 has 0.25 years on the job as an xx BWR2 has prior employment experience as axx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58504541	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,246.37	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.13	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
The 1st installment of county taxes for 2023 was paid in the amount of $743.81 on 02/xx/2024.
The 2nd, installment of county taxes for 2023 is due in the amount of $502.56 on 07/xx/2024.
No prior year’s delinquent taxes have been found.

According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $853.08 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $729.13 and the rate of interest is 6.125%. The current UPB isxx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 6.25 years on the job as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 19 |---| -3 |----| -15.78947% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Note Doc Datexx
Field: Original Standard LTV (OLTV)xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #2 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56739611	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,890.73	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,376.77	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2024, the subject mortgage originated on xx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $7,575.10 on 11/xx/2023.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,552.27 (PITI) which was applied to the due date of 6/xx/2024. The P&I is $3,376.77 and rate of interest is 7.25%. The UPB is in the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The UPB is in the amount of xx. No evidence of damage or repair has been found. No evidence of foreclosure has been found. No record of post-closing bankruptcy filed by the borrower has been found. BWR has been SE for 8 years atxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of Loan is 17 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is not applicable   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Indicator is yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2022   Tape Value: 4/xx/2024   Variance: -517 (Days)   Variance %:    Comment: Interest Paid through date is 11/xx/2022   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date xx
Field: Original Standard LTV (OLTV)   xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #2 with a sales price of xx is closest to the subject property. Redfin search shows an estimated value of $72xxK. Current UPB is xx		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2022. Notary signature date on the Mortgage/Deed of Trust is 10/xx/2022. Note date is 10/xx/2022."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	Not Applicable
10910989	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,271.20	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,474.90	6.875%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	715	720	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of $3,271.20. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 4/xx/2024 in the amount of $2,797.23 which was applied to the due date of 6/xx/2024. The unpaid principal balance isxx. The current P&I is $2,474.90 and the interest rate is 6.875%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $2,797.23 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 receives social security income.
BWR2 has 46.75 years on the job as a xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: Age of loan is 6. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Appraised Value xx Field: Stated Maturity Date Lxx	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project status is not available on the Fannie Mae's Condo Project Manager. Review of loan file shows that there is a pending litigation that involves the Tresana condominium community and building. Further details not provided. Redfin search shows an estimated value of xx Current UPB xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	717
13812964	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,205.03	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,817.41	7.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	639	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $10,205.03. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,983.66 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx. The current P&I is $2,817.41 and the interest rate is 7.250%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $3,983.66 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

BWR has 1 week on the job as a xx

BWR2 has 5.666 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 4 Tape Value: 9 |---| -5 |----| -55.55555% Comment: As per note doc age of loan is 4; seller tape shows age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name  xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator is yes; seller tape shows escrow account indicator is no.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2023   Tape Value: 1/xx/2024   Variance: -122 (Days)   Variance %:    Comment: As per note doc interest paid through date is 9/xx/2023; seller tape shows interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insurable by the FHA due to the lender not being able to obtain the new construction builder certification for FHA insurance. A review of the appraisal report shows the construction is complete, and a Redfin search shows an estimated value of xx Current UPB xx Further details not provided." * MI, FHA or MIC missing and required (Lvl 3) "Subject loan is FHA and mortgage insurance certificate is missing from the loan document."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	677
4974568	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,070.62	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,638.66	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	679	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated xx No active judgments or liens were found. The 1st installment of county taxes for 2024 was paid in the amount of $3,531.31 on 04/xx/2024. The 2nd installment of county taxes for 2024 is due in the amount of $3,531.31 on 10/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $3,307.87 (PITI) which was applied to the due date of 05/xx/2024. The current monthly P&I is $2,638.66 and the interest rate is 7.625%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The current UPB reflected as per the payment history is xx No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per the seller’s tape data, the subject property has been occupied by the owner. BWR has 5 months on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: Age of loan is 6. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Escrow account indicator is yes. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent xx Field: Original Standard LTV (OLTV) xx Field: Stated Maturity Date xx	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,947.00 exceeds fees threshold of $10,795.72 over by +$1,151.28.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,252.00
Underwriting Fee paid by Borrower: $1,695.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $11,947.00 exceeds fees threshold of $10,795.72 over by +$1,151.28.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $10,252.00
																																																																																							Underwriting Fee paid by Borrower: $1,695.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.56%. Tape shows BWR is employed by a family member and did not have 2 years working for said family and insufficient prior SE income experience. Both BWRs have xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	727
99731873	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,816.24	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,733.39	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	649	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $4,063.46 which was applied for the due date of 5/xx/2024. The current P&I is $3,733.39 and PITI is $4,063.46. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The UPB is xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR1 has 13 years on the job as xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 3 Tape Value: 7 |---| -4 |----| -57.14285% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.308%   Tape Value: 36.411%   Variance: -2.103%   Variance %: -2.10300%   Comment: Borrower DTI ratio percent is 34.308%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date   xx
Field: Original Standard LTV (OLTV)   xx
Field: Stated Maturity Date xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at xx Final CD dated xx reflects appraisal fee at $1,250. This is an increase in fee of $700.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 34.30%. Tape shows SE income miscalculation as the lender used only a 1-year tax return instead of the required 2-years, and the revised DTI is 36.41%. Further details not provided. Lender defect. Subject loan originated on xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	769
45396275	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,709.63	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.66	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	735	754	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2024 shows that the subject mortgage originated onxx There is a prior writ of xx found against the subject borrower in favor of xx There is a hospital lien found against the subject borrower in favor of “xx The annual city and combined taxes for 2023 were paid in the amount of $3,709.63. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $774.28 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $502.66 and the rate of interest is 3.250%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB isxx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR 1 has 4.16 years on the job as a xx
BWR 2 has 1.33 years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 39 Tape Value: 43 |---| -4 |----| -9.30232% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.655%   Tape Value: 39.649%   Variance: 0.006%   Variance %: 0.00600%   Comment: Borrower DTI ration is 39.655%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date  xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the refinance requirement. Further details not provided."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 11/xx/2020. Notary's signature date on the mortgage is 11/xx/2020. Note date is 11/xx/2020."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	703
81439197	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,379.14	05/xx/2024	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,749.92	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	650	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2024, the subject mortgage originated onxx There is a junior UCC mortgage against the subject property in favor of xx There is a UCC judgment against the subject property in favor xx Annual county taxes for 2024 were paid in the amount of $1,379.14. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $1,943.44 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,749.92 and the rate of interest is 6.125%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is xx
The loan has not been modified since origination.
As per the document located at "xx" the notice of default was filed on xx. The notice of trustee's sale document located at "xx shows that the foreclosure sale date is scheduled forxx. Further details not provided.
According to the PACER, the borrower filed bankruptcy under Chapter xx
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 receives SSI and pension income; BWR2 has 7 months on the job as xx

Foreclosure Comments:As per the document located at "xxThe notice of trustee's sale document located at xx" shows that the foreclosure sale date is scheduled for 5/xx/2024. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower filed bankruptcy under Chapter xx. The voluntary petition schedule D shows the amount of the claim as xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 23 |---| -3 |----| -13.04347% Comment: Age of loan is 20. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: M   Tape Value: Evans   Variance:    Variance %:    Comment: As per note borrower middle name is M.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name  xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date xx
Field: Original Standard LTV (OLTV)   xx
Field: Stated Maturity Date xx	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.64%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originatedxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at $600.00. Final CD dated xx reflects Appraisal Fee at $700.00. This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	638
59726959	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,702.63	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,241.28	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active judgments or liens found The annual combined taxes for 2023 were paid off in the amount of $4,702.63 on 12/xx/2023. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,989.19 which applied for 5/xx/2024. The current P&I is $1,241.28 with an interest rate of 4.00%. The UPB as of the date mentioned in the updated payment history isxx	Collections Comments:The loan is performing.
According to the review of payment history as of 6/xx/2024, the borrower is current with the loan and the next due date of payment is 6/xx/2024. The UPB as of the date mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
BWR receives retirement income.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Compliance Testing (Lvl 3) "The tape shows the loan is unsolvable due to the TX 50(a)(6) loan, but it was not closed on the correct documents. A review of the loan documents shows that the subject loan is not a TX50(a)(6) loan. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
19905269	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,819.43	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,058.55	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	780	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx No active liens and judgments were found. The annual combined taxes for 2023 were paid in the amount of $3,819.43 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,995.77 (PITI) which was applied to the due date of 05/xx/2024. The current monthly P&I is $2,058.55 and the interest rate is 5.875%. The current UPB isxx	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The current UPB is xx No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. BWR1 has 5 months on the job as a driver with xx BWR2 has 14.5 years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: As per note doc age of loan is 18; seller tape shows age of loan is 21. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator is yes; seller tape shows escrow account indicator no.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2022   Tape Value: 3/xx/2024   Variance: -547 (Days)   Variance %:    Comment: As per note doc interest paid through date is 9/xx/2022; seller tape shows interest paid through date is 3/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Stated Maturity Date xx	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the lender failed to document a letter of authorization proving the BWR has access to the trust fund bank account used for down payment and closing costs. Further details were not provided. Lender defect. The subject loan originated on xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 08/xx/2022 reflects Points - Loan Discount Fee at $6,090.00. Final CD dated xx reflects Points - Loan Discount Fee at xx This is an increase fee in the amount of +$870.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated onxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			736	Not Applicable
84938820	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,112.50	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,731.02	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	681	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens or judgments have been found. The county taxes for 2023 are paid in the amount of $3,112.50. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,136.58 (PITI) which was applied for the due date of 5/xx/2024. The current P&I is $2,731.02 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,136.58 (PITI) which was applied for the due date of 5/xx/2024. The current P&I is $2,731.02 with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 has 1.08 years on the job as a xx
BWR2 has been SE for oxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 22 |---| -4 |----| -18.18181% Comment: Actual data shows age of loan is 18. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Actual data shows escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Stated Maturity Date xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $16,265.00 exceeds fees threshold of $13,115.73 over by +$3,149.27.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $14,820.00
Processing Fee paid by Borrower: $295.00
Underwriting Fee paid by Borrower: $1,150.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,265.00 exceeds fees threshold of $13,115.73 over by +$3,149.27.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $14,820.00
Processing Fee paid by Borrower: $295.00
Underwriting Fee paid by Borrower: $1,150.00."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.07%. The tape shows the lender failed to determine BWR2 qualifying income using Sch C instead of using an average of 1099. Further details not provided. Lender defect. The subject loan originated onxx
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx reflects cash to in the amount of xx
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	711
66051971	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,139.22	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$672.37	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $472.77. The annual city taxes for 2023 were paid in the amount of $1,666.45. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $672.37 which was applied to the due date of 5/xx/2024. The unpaid principal balance isxx. The current P&I is $672.37 and the interest rate is 5.625%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $672.37 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 9.41 years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: Age of loan is 18. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Escrow Account Indicator xx Field: Original CLTV Ratio Percent xx Field: Original Standard LTV (OLTV) xx Field: Stated Maturity Date xx	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the subject loan issue is unsolvable due to an invalid condo review. A review of the condo questionnaire did not reflect any damage or repair issues. Further details were not provided. Zillow search shows an estimated value of xx Current UPB xx	* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	Not Applicable
93797697	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$750.86	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,049.48	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 were paid in the amount of 750.86. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,251.46 which was applied to the due date of 5/xx/2024. The unpaid principal balance isxx. The current P&I is $2,049.48 and the interest rate is 8.625%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,251.46 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has been SE for 2.66 years at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.983%   Tape Value: 37.302%   Variance: 0.681%   Variance %: 0.68100%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Note Doc Date  xx
Field: Original Standard LTV (OLTV)  xx
Field: Stated Maturity Date xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is unsolvable due to exceeding the maximum LTV for the program. The subject loan was approved with an LTV/CLTV of 85%. Further details not provided. Zillow search shows an estimated value of xx Current UPB xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.928% exceeds APR threshold of 6.700% over by +2.228%. Subject loan is escrowed.

Loan failed the qualified mortgage APR threshold test due to APR charged 8.928%. APR threshold 7.450%. Over by +1.478%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/xx/2022 does not reflect Points - Loan discount fee. CD dated 8/xx/2022 reflects Points - Loan discount fee at $1,976.25. This is an increase in fee of $1,976.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated xx
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 8.928% exceeds APR threshold of 7.450% over by +1.478%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.936% exceeds APR threshold of 6.700% over by +2.236%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
13164670	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,658.84	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$633.30	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx There is one child support lien against the borrower in favor of xx There is one hospital lien against the borrower in favor ofxx There is one hospital lien in favor of xx The annual installments of combined taxes for 2023 have been paid in the amount of $3,658.84 on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2024, the borrower has been delinquent for 1 month, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $1,047.62 (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $633.30 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of 6/xx/2024, the borrower has been delinquent for 1 month, and the next due date is 5/xx/2024. The current UPB is xx
As per the improvement section attached to the appraisal report dated 07/xx/2022, the subject is in need of cosmetic repairs. 1004D is available, but the subject still needs to be repaired, such as wood rot on the rear side, sheetrock repair, and painting on the interior and exterior portions of the dwelling. The estimated cost to cure is between $2,500 and $15,000. The tape shows that the locked room is an additional unit that has plumbing and electrical, but the foundation is sinking, which presents a health and safety issue. CCs do not show damages. No details have been found regarding the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: 19 |---| -3 |----| -15.78947% Comment: Age of loan is 16. Tape Source: Initial Tape Type:
Field: Borrower Last Namexx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)  xx
Field: Stated Maturity Date xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal is as is, but the subject still needs to be repaired, such as wood rot on the rear side, sheetrock repair, and painting on the interior and exterior portions of the dwelling. The estimated cost to cure is between $2,500 and $15,000. Final CD does not reflect any holdbacks. The tape and review appraisal report shows that the locked room is an additional unit that has plumbing and electrical, but the foundation is sinking, which presents a health and safety issue. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "ComplianceEase failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $4,410.00 exceeds fees threshold of $3,445.00 over by +$965.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $995.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,410.00 exceeds fees threshold of $3,445.00 over by +$965.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $995.00."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originatedxx
Loan estimate dated 06/xx/2022 does not reflect Appraisal Re-Inspection Fee. CD dated 10/xx/2022 reflects Appraisal Re-Inspection Fee at $200.00.
Loan estimate dated 06/xx/2022 reflects Points - Loan Discount Fee at $1,500.00. CD dated 10/xx/2022 reflects Points - Loan Discount Fee at $2,820.00.
This is a cumulative increase in fee of+$1,520.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated oxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			504	Not Applicable
24632983	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,770.76	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,359.51	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	800	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens were found. For Parcel xx The annual county taxes for 2023 were paid in the amount of $5,770.76 on 06/xx/2024. For Parcel xx The annual county taxes for 2022 were paid in the amount of $148.50 on 12/xx/2022. No prior year's delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $1,700.00 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,359.51 and the rate of interest is 7.875%. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 10 months on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 18 |---| -3 |----| -16.66666% Comment: The age of loan is 15 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Stated Maturity Date  xx
																																																																																				Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: As per appraisal report property is attached. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet NFIP guidelines as the lender failed to disclose that the subject property is in a flood zone to BWR prior to closing. Subject loan had active flood insurance coverage at the time of closing. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	Not Applicable
97590754	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,084.72	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,945.76	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	675	706	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2024, the subject mortgage originated on xx There is a child support lien against xx There is a state tax lien against xx No prior year's delinquent taxes were found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $6,749.86 (PITI) which was applied to due date of 5/xx/2024. The P&I is $4,945.76 and the rate of interest is 5.625%. The UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The UPB is xx No evidence of damage or repair has been found. BWR1 has 3.08 years on the job as an xx BWR2 has 6.91 years on the job as an axx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 14 Tape Value: 17 |---| -3 |----| -17.64705% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name  xx
Field: Borrower Last Name   xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Note Doc Date  xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and 1008 show the rental income requirement was not met as the PITI of $6,749 is more than the net rental income of $3,562. Further details not found." * MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			586	573
68652787	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,675.82	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,963.40	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	695	785	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens were found. The first and second installments of combined taxes for 2023 were paid in the amount of $1,675. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $5,900.22 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $4,963.40 and the rate of interest is 7.625%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR#1 has 1.83 years on the job asxx
BWR#2 has been SE for 8.41 years at xx
BWR#3 has 14.75 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 10 Tape Value: 13 |---| -3 |----| -23.07692% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.039%   Tape Value: 52.537%   Variance: -3.498%   Variance %: -3.49800%   Comment: Borrower DTI ratio percent is 49.039%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI is required.   Tape Source: Initial   Tape Type:
Field: First Payment Date  xx
Field: Original CLTV Ratio Percent xx
Field: Original Note Doc Datexx
Field: Original Standard LTV (OLTV)  xx:
Field: Stated Maturity Date   xx
Field: Stated Remaining Term Loan Value: 350 Tape Value: 351 Variance: -1 Variance %: -0.28490% Comment: Stated remaining term is 350. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $20,241.60 over by +$2,750.28.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: $1,695.00
Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$2,750.28.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: $1,695.00"
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.203% exceeds APR threshold of 7.920% over by +0.283%. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. Subject loan is a purchase, originatedxx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 3/xx/2023 reflects Points - Loan Discount Fee at $9,754.00. Final CD dated 5/xx/2023 reflects Points - Loan Discount Fee at $21,296.88. This is an increase in fee of +$11,542.88 for charges that cannot increase. Subject loan is a purchase, originated onxx
Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 3/xx/2023 reflects Recording fee at $82.00. Final CD dated 5/xx/2023 Recording fee at $123.00. This is an increase of $32.80 for charges that in total cannot increase more than 10% test. Subject loan is a purchase, originated xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.347% exceeds APR threshold of 7.920% over by +0.427%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.00%. Tape shows a debt miscalculation by the lender. The revised DTI is 52.53%. Further details not provided. Lender defect. The subject loan originated onxx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
96077823	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,040.96	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,369.69	5.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx There is one mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated onxx The annual installments of utility charges and school and county taxes for 2023 have been paid in the total amount of $4,335.76. No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,369.69, which was applied for the due date of 5/xx/2024. The current P&I is $1,369.69 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 22 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 15 |---| -3 |----| -20.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.923%   Tape Value: 46.850%   Variance: -1.927%   Variance %: -1.92700%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Note Doc Date  xx
Field: Original Standard LTV (OLTV)  xx
Field: Stated Maturity Date xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged $7,790.75 exceeds fees threshold of $4,810.31 over by +$2,980.44.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $2,830.75
Points - Loan Discount Fee paid by Borrower: $3,380.00
Processing Fee paid by Borrower: $790.00
Underwriting Fee paid by Borrower: $790.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM Points and Fees test due to fees charged $7,790.75 exceeds fees threshold of $4,810.31 over by +$2,980.44.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $2,830.75
Points - Loan Discount Fee paid by Borrower: $3,380.00
Processing Fee paid by Borrower: $790.00
																																																																																							Underwriting Fee paid by Borrower: $790.00."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents." * ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.92%. Tape shows income miscalculation, and the revised DTI is 56%. Further details not provided. Lender defect. Subject loan originated on xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
14910700	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,396.80	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,592.54	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	728	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 were paid in the amount of $1,396.8 on 10/xx/2023 and 03/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $1,780.76 on 5/xx/2024 which applied to the due date of 5/xx/2024. The current P&I is $1,592.54 and the rate of interest is 7.625%. The current UPB isxx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has been SE for 14 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 14 |---| -3 |----| -21.42857% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent  xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date   xx
Field: Original Standard LTV (OLTV)   xx
																																																																																				Field: Stated Maturity Date xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject is NOO and was approved at 42.28%. Tape shows BWR misrepresentation as lender excluded a BWR business liability on business that BWR closed. Tape and file missing bank statements. Further details were not provided. BWR defect. The subject loan originatedxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	Not Applicable
31212437	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,681.90	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,229.93	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	792	790	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 6/xx/2024 and the next due date for payment is 7/xx/2024. The P&I is $2,229.93. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 6/xx/2024 and the next due date for payment is 7/xx/2024. The P&I is $2,229.93. The UPB reflected as per the payment history isxx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR1 has 1.5 years on the job as xx
BWR2 has started the job as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: Age of Loan is 18 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is not applicable   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow Account Indicator is NO   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date   xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 32.36%. Tape shows bonus income miscalculation as the BWR does not have a 2-year history of receiving bonus income. Further details not provided. Lender defect. Subject loan originated on xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	793
26630041	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,690.69	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,672.98	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2024, the subject mortgage was originated on xx There is an active prior mortgage against the subject property in favor of xx The second installment of county tax for 2023 is due in the amount of $1,259.64 on 08/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,672.98 with an interest rate of 8.000% which was applied for the due date of 5/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,672.98 with an interest rate of 8.000% which was applied for the due date of 5/xx/2024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. BWR has 7.58 years on the job axx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 8 |---| -4 |----| -50.00000% Comment: Actual data shows age of loan is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final CD reflects escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value x
Field: Original CLTV Ratio Percent   xx
Field: Original Note Doc Date  xx
Field: Original Standard LTV (OLTV)   xx
Field: Property Address Street   xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the LTV/CLTV of 75% used by the lender exceeded the guideline limit for a cash-out refinance using the wrong appraisal with an appraised value of xx The appraised value, as per the appraisal report available, is xx which pushes the LTV/CLTV to xx Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
17356896	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,627.75	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,296.17	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $2,627.75. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,813.24 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx. The current P&I is $3,296.17 and the interest rate is 7.125%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,813.24 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has 3 months on the job as axx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 14 |---| -3 |----| -21.42857% Comment: Age of loan is 11. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Escrow Account Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Escrow account indicator is Yes but tape shows No. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent xx Field: Original Note Doc Date xx Field: Original Standard LTV (OLTV) xx Field: Stated Maturity Date xx	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.47%. Tape shows income and asset misrepresentation. As per DU, total available assets of $25,750 do not satisfy the cash to close requirement of $25,940. Further details not provided. BWR defect. Subject loan originated on xx. BWR has 3 months on the job as xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. Final CD dated 03/xx/2023 reflects Points - Loan Discount Fee at $9,173.44. This is an increase fee in the amount of +$9,173.44 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated onxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
46193871	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,939.81	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,486.77	7.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	694	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated onxx There are eleven prior state tax liens active against the borrower in the amount ofxx There is a prior child support lien active against the borrower in favor of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $2,486.77 and PITI is $2,747.01. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $2,486.77 and PITI is $2,747.01. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has been anxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 8 |---| -3 |----| -37.50000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Unavailable   Tape Value: 3/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Note Doc Date xx
Field: Original Standard LTV (OLTV)   xx
																																																																																				Field: Stated Maturity Date xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.28%. Tape shows verified funds were insufficient to cover closing costs, as the lender counted duplicate assets. Total assets verified as per post-close DU of $84,743.60 do not satisfy the cast-to-close requirement of $97,707.11. Further details not provided. Lender defect. The subject loan originated onxx		* Missing Required Disclosures (Lvl 2) "Your home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			680	Not Applicable
16015512	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,237.69	03/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,970.53	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower has been delinquent for one month. The last payment was received on 3/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $1,970.53 and PITI is $2,448.36. The UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 6/xx/2024, the borrower has been delinquent for one month. The last payment was received on 3/xx/2024, which was applied for the due date of 4/xx/2024 and the next due date for payment is 5/xx/2024. The P&I is $1,970.53 and PITI is $2,448.36. The UPB reflected as per the payment history is xx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the comment dated 4/xx/2023, the borrower’s income was impacted by COVID-19. The forbearance plans ran and were extended several times from 8/xx/2022 to 2/xx/2023.
BWR has 5.083 years on the job as axx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 31 Tape Value: 34 |---| -3 |----| -8.82352% Comment: Age of Loan is 31 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does ender G/L Require MI? is Yes   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Indicator is Yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 8/xx/2021   Tape Value: 3/xx/2024   Variance: -943 (Days)   Variance %:    Comment: Interest Paid Through Date is 8/xx/2051   Tape Source: Initial   Tape Type:
Field: Original Appraised Value xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.31%. Tape shows income used to qualify is not supported by the offer letter that was altered. Further details not provided. BWR defect. Subject loan originated onxx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 2) "Your home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
33912591	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,225.99	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.07	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	682	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated on xx No active judgments or liens were found. The county taxes for 2023 were paid in four installments in the total amount of $1,225.99. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $961.01 which was applied to the due date of 05/xx/2024. The current monthly P&I is $834.07 and the interest rate is 5.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is xx No evidence has been found regarding the current or prior foreclosure proceedings. No information related to the damage or repair has been found. As per tape data, the property occupancy is stated as an investment. BWR receives SSI or retirement income. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 22 Tape Value: 25 |---| -3 |----| -12.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.596%   Tape Value: 50.297%   Variance: 0.299%   Variance %: 0.29900%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator is yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Note Doc Date  xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
22934021	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,430.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,543.41	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2024, the subject mortgage was originated xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,543.41 with an interest rate of 4.990% which was applied for the due date of 5/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,543.41 with an interest rate of 4.990% which was applied for the due date of 5/xx/2024. The current UPB is xx No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR has nine months on the job as an xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 25 |---| -4 |----| -16.00000% Comment: Age of loan is 21. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L require MI is Yes.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents." * Property Marketability Issues (Lvl 3) "The subject loan was approved with an LTV/CLTV of xx and an appraised value of xx The tape shows the loan is unsolvable due to exceeding the maximum LTV as a result of the appraised value being lowered due to the subject property. Further details not provided. Zillow search shows an estimated value of xx Current UPB xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
68229407	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,820.80	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,260.85	5.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx There is a junior mortgage against the subject property in the amount ofxx No active liens or judgments have been found. The county taxes for parcel xx are paid in the amount of $4,820.80. The county taxes for parcel xx are paid in the amount of $232.66. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $5,788.84 (PITI) and was applied to the due date of 5/xx/2024. The monthly P&I is $5,260.85, and the interest rate is 5.000%. The current UPB isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $5,788.84 (PITI) and was applied to the due date of 5/xx/2024. The monthly P&I is $5,260.85, and the interest rate is 5.000%. The current UPB is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
The loan was originated on 5/xx/2022, and the COVID-19 attestation available is located at “001156702 Bangerter, Pg. 588”.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 24 |---| -3 |----| -12.50000% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Stated Maturity Date xx	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.56%. Tape shows rental income miscalculation due to two different lease agreements, and the bank statement was not acceptable as it was provided after closing. Further details not provided. Lender defect. Subject loan originated xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 does not reflect Points - Loan discount fee. CD dated 5/xx/2022 reflects Points - Loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
7436314	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,873.94	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,201.24	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	760	770	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of combined taxes for 2023 were paid in the amount of $6,873.94. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $5,902.28 which was applied to the due date of 6/xx/2024. The unpaid principal balance isxx. The current P&I is $5,201.24 and the interest rate is 4.990%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $5,902.28 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 4/xx/2023, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 0.33 years on the job asxx
BWR 2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 21 Tape Value: 24 |---| -3 |----| -12.50000% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.802%   Tape Value: 43.872%   Variance: 4.930%   Variance %: 4.93000%   Comment: As per loan documents borrower DTI IS 48.802.%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Note Doc Date xx
Field: Original Standard LTV (OLTV)  xx
																																																																																				Field: Stated Maturity Date xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 49.01%. The tape shows the lender failed to obtain documentation for supporting income used for qualification. Further details not provided. Lender defect. The subject loan was originated on xx												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	803
99977684	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,516.20	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,134.67	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	741	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $1,516.20 on 10/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The last payment was received on 05/xx/2024 in the amount of $2,535.56 which was applied to the due date of 05/xx/2024. The current monthly P&I is $2,134.67 and the interest rate is 5.50%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2024, the borrower is current with the loan and the next due date is 06/xx/2024. The current UPB is xx No evidence has been found regarding the current/prior foreclosure proceedings. As per the seller’s tape data, the subject property is owner-occupied. No evidence of damage or repair was found. BWR has 0.33 years on the job as a lxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: Age of Loan is 18 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not appllicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI is yes   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Indicator is Yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2022   Tape Value: 3/xx/2024   Variance: -547 (Days)   Variance %:    Comment: Interest Paid through date is 9/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Appraised Value xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
																																																																																				Field: Stated Maturity Date xx	3: Curable		* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents." * Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #2 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$50.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	714
6545982	xx	xx			561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,816.64	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,262.24	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	791	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $4,229.21 which was applied for the due date of 5/xx/2024. The current P&I is $3,262.24 and PITI is $4,229.21. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 5/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The UPB isxx No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has 6 years on the job xx BWR2 has 1.91 years on the job as xx There are notices of commencement located at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Original Appraisal Date xx Field: Stated Maturity Date xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.54%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	755
57713361	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,550.37	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.85	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 6/xx/2024, which was applied for the due date of 6/xx/2024 and the next due date for payment is 7/xx/2024. The P&I is $1,862.85 and PITI is $2,259.16. The UPB reflected as per the payment history is xx. The borrower made additional principal payments on each transaction total in the amount of $8,500.00.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 6/xx/2024, which was applied for the due date of 6/xx/2024 and the next due date for payment is 7/xx/2024. The P&I is $1,862.85 and PITI is $2,259.16. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per comment dated 12/xx/2023, the borrower received a claim from the insurance company in the amount of $4,225.17. The nature of damage and actual loss amount are not available in collection comment. Further details not provided.
BWR has been SE for 4.5 years xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Required Disclosures Transmittal (1008)		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.63%. The tape shows lender qualified BWR SE income from 1 year tax return and should have used 2 years. Revised DTI is 65%. Further details were not provided. Lender defect. The subject loan was originated on xx	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents." * Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,225.17	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
4134980	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$106.47	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,379.58	$2,516.81	5.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	744	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	09/xx/2023	$343,000.00	Not Applicable	8.000%	$2,516.81	10/xx/2023	Financial Hardship	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated on xx There is an active prior mortgage against the subject property in favor of "xx There is a mechanics lien found against the borrower in favor of xx The annual combined taxes for 2023 are paid in the amount of $106.47. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,265.64 (PITI) and was applied to the due date of 6/xx/2024. The monthly P&I is $2,516.81, and the interest rate is 8.000%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,265.64 (PITI) and was applied to the due date of 6/xx/2024. The monthly P&I is $2,516.81, and the interest rate is 8.000%. The current UPB is xx
The comment history is missing from the loan files.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrowers "Lxx. As per this modification agreement, the new principal balance is xx and the borrower promised to pay principal and interest in the amount of $2,516.81 at a rate of 8.00%. According to this agreement, the new maturity date will be xx	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance Note Origination Appraisal Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 24.436% Tape Value: 34.270% |---| -9.834% |----| -9.83400% Comment: As per final 1003 & LP DTI ratio percent is 24.732%; seller tape shows DTI ratio percent is 34.270%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2023   Tape Value: 6/xx/2023   Variance: 116 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per final CD escrow account indicator is yes; seller tape shows escrow account indicator no.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 4/xx/2024   Variance: 64 (Days)   Variance %:    Comment: As per note doc last payment received date is 6/xx/2024; seller tape shows last payment received date is 4/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per final CD purpose of transaction is refinance; seller tape shows purpose of transaction is purchase.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per final 1003 purpose of application is refinance; seller tape shows purpose of application is purchase.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows the subject originated as a construction-to-permanent loan that originated in March 2022 and closed on xx with a loan amount of xx but the construction time exceeded the allowed limits of the FNMA, which resulted in additional financing of xx Per tape, the construction of the subject was completed, which increased the loan amount to xx 1004D dated xx shows house is completed. Zillow, Redfin or Realtor.com searches do not reflect an estimated value for the subject. Current UPB xx
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan file. Provided MI cert is dated after closing date."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan documents."
* Note is missing or unexecuted (Lvl 3)     "The original note is missing. The lost note affidavit is not available in the loan file, but the loan was modified on 09/xx/2023."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report prior to closing is missing from the loan file. A post close appraisal document dated 6/xx/xx2023 is subject to completion of construction with an appraised value of xx Seller provided 1004D dated xx shows house is completed. Zillow, Redfin or Realtor.com searches do not reflect an estimated value for the subject. Current UPB xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	Not Applicable
85658171	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,657.27	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,783.95	8.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage originated on xx There is a prior child support lien against the borrower xx The county taxes for 2023 are paid in the amount of $9,657.27. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 4/xx/2024 in the amount of $4,775.88 (PITI) which was applied to the due date of 5/xx/2024. The monthly P&I is $3,783.95 and the interest rate is 8.625%. The current UPB isxx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found in the collection comments. No record of post-closing bankruptcy filed by the borrower has been found. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.503% Tape Value: 47.000% |---| 0.503% |----| 0.50300% Comment: Borrower DTI ratio percent is 47.503% Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date xx Field: Subject Property Type xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is as is, but the improvement section shows the subject is not 100% complete per plan and specs. The subject’s flex room is missing a few outlet panel covers, and the primary bath is incomplete. The estimated cost to cure is $10,000. 1004D is missing from the loan documents, and the final CD does not reflect any escrow holdback amount. Seller response (06/xx/2024):- A 1004D was not completed. The appraiser completed the report “as is” and assigned a cost to cure for the items needed."	* Closing_Disclosure violations (Lvl 3) "Notary's signature date on the security instrument is xx Note date is xx Final CD reflects closing date as xx
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the credit report reflected inaccurate mortgage history on another REO, and BWR was delinquent 1X60 on it. BWR has 3 yrs SE, xx equity in subjectxx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 8.916% exceeds APR threshold of 8.900% over by +0.016%. Subject loan is escrowed." * Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.918% exceeds APR threshold of 8.900% over by +0.018%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2023. Notary's signature date on the Mortgage/Deed of Trust is 10/xx/2023. Note date is 10/xx/2023."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			660	Not Applicable
33159229	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,775.24	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,274.03	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	697	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,274.03 and PITI is $1,587.02. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The last payment was received on 5/xx/2024, which was applied for the due date of 5/xx/2024 and the next due date for payment is 6/xx/2024. The P&I is $1,274.03 and PITI is $1,587.02. The UPB reflected as per the payment history is xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower has 23 years on the job as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 28.599% Tape Value: 28.367% |---| 0.232% |----| 0.23200% Comment: Borrower DTI Ratio Percent is 28.599%. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does Lender G/L Required MI? is Not Applicable. Tape Source: Initial Tape Type: Field: Property Address Street xx Field: Sales Price (HUD-1 Line 101) xx Field: Subject Property Type xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 28.59%. Tape shows the lender failed to verify the present housing expenses. BWR lived rent-free at her current residence with her ex-husband. Further details not provided. Lender defect. The subject loan originated xx
* Occupancy concerns - (Lvl 4) "Subject loan originated as a secondary home. Tape shows BWR occupying the property as a primary residence immediately after closing. BWR lives in Stateland, WA. BWR works in Saint Louis, MO, and the subject is located in Saint Louis, MO. Further details not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the first lien prohibited fees test. The below fees were included in the test: Lender Fee paid by Borrower: $25.00 Points - Loan Discount Fee paid by Borrower: $2,817.00."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated xx reflects the recording fee at $120. Final CD dated xx reflects recording fee at $176.00. This is an increase of $44.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is Purchase case, originated oxx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 04/xx/2023 reflects Points - Loan Discount Fee at $1,920.00. Final CD dated 05/xx/2023 reflects Points - Loan Discount Fee at $2,817.00. This is an increase fee in the amount of +$897.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx		Moderate	Not Covered	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
92009936	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,264.83	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,222.93	8.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	704	671	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the total amount of $6,378.04. No prior year’s delinquent taxes have been found.	According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. We are unable to determine the last payment received. The current P&I is $3,222.93 with an interest rate of 8.250%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE fxx
BWR2 has been SE fxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 2.582% Tape Value: 2.454% |---| 0.128% |----| 0.12800% Comment: Borrower DTI ratio is 1.272%. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does not required MI. Tape Source: Initial Tape Type: Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: 0.000% Variance: Variance %: Comment: MI coverage amount is N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data reflects an early payment default. According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is xx * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			668	Not Applicable
15517620	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,699.90	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,610.75	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	712	725	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $5,471.90 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,522.54 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,610.75 with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
As per the comment dated 11/xx/2023, the subject property was damaged due to a storm, and the DOL is 10/xx/2023. The BWR received a claim check in the amount of $16,382.57 on 12/xx/2023 and $15,822.43 on 05/xx/2024 from XX. No comments have been found regarding the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been xx
BWR2 has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.040% Tape Value: 50.454% |---| -0.414% |----| -0.41400% Comment: As per final 1003 & LP DTI ratio percent is 50.040%; seller tape shows DTI ratio percent is 50.454%. Tape Source: Initial Tape Type: Field: Property Address Street xx Field: Subject Property Typexx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows subject condo project does not meet Freddie Mac guidelines. A review of the appraisal report shows the subject property is commercial. The subject is a unit in the Vue at Brickell Condo project and has 19 commercial spaces with amenities like green areas, parking, a valet, and a pool. Further details were not provided. Zillow search shows the subject valued at xx Current UPB is xx	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage xxtest due to APR calculated 8.158% exceeds APR threshold of 7.760% over by +0.398%. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due initial closing disclosure is dated 02/xx/2023 and electronically signed on 02/xx/2023 which is less than 3 business days from the consummation date 02/xx/2023. Subject loan is a purchase, originatedxx
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.163% exceeds APR threshold of 7.760% over by +0.403%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	Not Applicable
5562208	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,142.92	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,519.91	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found. Combined annual taxes of 2023 were paid on 12/xx/2023 in the amount of $8142.92. No prior year’s delinquent taxes were found.	According to payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,823.45 (PITI) which was applied to the due date of 5/xx/2024. The current P&I is $2,519.91 and the interest rate is 6.00%. The current UPB is xx.	Collections Comments:The loan is performing. According to payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The current UPB isxx No evidence has been found regarding the current/prior foreclosure proceedings. As per the collection comment dated 6/xx/2024, the subject property is located within axx BWR has 7.66 years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	Field: MI Company Loan Value: Essent Tape Value: Other |---| |----| Comment: MI Company is Essent Tape Source: Initial Tape Type: Field: Sales Price (HUD-1 Line 101) xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $19,263.49 Exceeds Fees threshold of xx Over by +$7,024.88.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $9,456.75
Points - Loan Discount Fee paid by Borrower: $8,607.74
Underwriting Fee paid by Borrower: $1,199.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by +$7,024.88.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $9,456.75
Points - Loan Discount Fee paid by Borrower: $8,607.74
Underwriting Fee paid by Borrower: $1,199.00"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.23%. The tape shows that undisclosed debt was not included in the DTI calculation. Further details were not provided. BWR defect. The subject loan was originated onxx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated onxx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )

The total of payments is $958,404.89. The disclosed total of payments of $952,909.51 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy.

Subject loan is a purchase, originated onxx
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2022 reflect Points - Loan Discount Fee $4,621.00. CD dated 11/xx/2022 reflects Points - Loan Discount Fee at $8,607.74. This is an increase in fee of $3,986.74 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2022 does not reflect Mortgage Broker Fee. CD dated 11/xx/2022 reflects Mortgage Broker Fee at $9,456.75. This is an increase in fee of $9,456.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a purchase, originated onxx
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
27818674	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,427.68	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,416.03	6.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	812	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023/2024 were paid in the amount of $7,427.68. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $4,549.36 which was applied to the due date of 6/xx/2024. The unpaid principal balance isxx. The current P&I is $3,416.03 and the interest rate is 6.875%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $4,549.36 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR1 and BWR2 have been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Actual data shows age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.279%   Tape Value: 37.853%   Variance: 3.426%   Variance %: 3.42600%   Comment: Actual data shows borrower DTI ratio is 41.279%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the investor did not accept an escrowed HPML loan. The infinity compliance result also shows that the loan failed the HPML threshold test. The subject loan is escrowed."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.397% exceeds APR threshold of 8.120% over by +0.277%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 8.397% exceeds APR threshold of 8.120% over by +0.277%. The subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	809
37819589	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,732.75	$10,405.02	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,785.84	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx No active judgments or liens were found. The first installment of county taxes for 2023 was paid in the amount of $5,722.77 on 12/xx/2023. The second installment of county taxes for 2023 is delinquent in the amount of $5,732.75 which was due on 04/xx/2024 and good through 06/xx/2024.	As per the payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 07/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,785.84 (PITI) which was applied to the due date of 6/xx/2024. The current interest rate is 5.875% and P&I is $3,785.84. The current UPB is xx	Collections Comments:Collection comments are missing from the loan file.
As per the payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 07/xx/2024. The current interest rate is 5.875% and P&I is $3,785.84. The current UPB isxx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property has been occupied by the owner.
BWR has 6 months on the job as a sxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Note	Field: Age of Loan Loan Value: 18 Tape Value: 19 |---| -1 |----| -5.26315% Comment: Actual data shows age of loan is 18. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date xx Field: Stated Maturity Date xx	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan documents. Also, lost note affidavit is missing from the loan documents. No evidence of loan modification was found in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.05%. Tape and file show BWR qualified as W2 but became SE at time of closing. Further details not provided. BWR defect. Subject loan originated onxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.444%, as the borrower’s income is $10,833.33 and total expenses are in the amount of $5,206.34. The loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
3203040	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,335.85	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,633.95	7.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	621	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage originated on xx
No active judgments or liens have been found.
The combined taxes for 2023 were paid on 12/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3317.25 (PITI) which was applied to the due date of 5/xx/2024. The current UPB is xx. The current P&I is $2,633.95 and the interest rate is 7.625%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The current UPB is xx
No foreclosure or bankruptcy evidence was found.
No damage or repairs were found.
BWR1 has ten months on the job as axx
BWR2 has 22.16 years on the job axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: Actual data shows age of loan is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2024   Tape Value: 4/xx/2024   Variance: -29 (Days)   Variance %:    Comment: Actual data shows interest paid through date is 04/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV) xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated 11/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 11/xx/2023 which is after the consummation date 11/xx/2023. Subject loan is purchase case, originated xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 10/xx/2023 does not reflect appraisal review fee. Post CD dated 11/xx/2023 reflects appraisal review fee at $100.00. This is an increase in fee of +$100.00 for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is purchase case, originated xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR1 failed SSN validation. The credit report shows an alert for BWR1 SSN variation ending with XXXX, but the BWR qualified with SSN ends with XXXX. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29394061	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,234.44	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,328.51	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023/2024 were paid in the amount of $2,249.34.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $1,328.51 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx. The current P&I is $1,328.51 and the interest rate is 7.500%.

Collections Comments:The loan is currently performing and the next due date is 7/xx/2024.
The last payment was received on 6/xx/2024 in the amount of $1,328.51 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date xx:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the lender failed to provide evidence of BWR receiving the LE within TRID guideline limits. The infinity compliance result also shows that the loan failed delivery and timing test for initial LE."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial loan estimate is dated 2/xx/2024 and electronically signed on 2/xx/2024 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. Subject loan is refinance case, originated xx
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 2/xx/2024 delivered on 2/xx/2024 which is more than 3 business days from initial application date 1/xx/2024. Subject loan is refinance case, originated xx			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17641743	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$657.19	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage originated onxx There is a state tax lien active against the borrower “xx The tax details are not available.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $657.19 and PITI is $1,439.93. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 4/xx/2024, which was applied for the due date of 7/xx/2024 and the next due date for payment is 8/xx/2024. The P&I is $657.19 and PITI is $1,439.93. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The loan was originated on 3/xx/2021. The Covid-19 attestation is located at “xx
As per the collection comment dated 11/xx/2023, the borrower was approved for the 3 months FB plan that was started on 11/xx/2023 and ended on 1/xx/2024.
BWR has beenxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.301% Tape Value: 58.000% |---| -14.699% |----| -14.69900% Comment: Borrower DTI ratio percent is 43.301%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2024   Tape Value: 4/xx/2024   Variance: 87 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.30%. Tape shows SE income miscalculation, and the revised DTI is 58%. Further details not provided. Lender defect. Subject loan originated xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the xx license validation test due to the xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.301%, as the borrower’s income is $4,988.24 and total expenses are in the amount of $2,159.94 and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87340173	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,334.41	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,193.45	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 06/xx/2024 shows that the subject mortgage was originated onxx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	The loan was originated on 5/xx/2024 with the first payment date of 7/xx/2024. The borrower did not start first payment of the loan. According to the payment history tape data as of 5/xx/2024, the current P&I is $3,193.45 and the interest rate is 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. The loan was originated on 5/xx/2024 with the first payment date of 7/xx/2024. The borrower did not start first payment of the loan. According to the payment history tape data as of 5/xx/2024, the current P&I is $3,193.45 and the interest rate is 7.000%. The current UPB is xx No bankruptcy and foreclosure evidence has been found. Unable to confirm the current condition and occupancy status of the subject property. BWR has 2.25 years on the job asxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.876% Tape Value: 41.330% |---| -1.454% |----| -1.45400% Comment: Borrower DTI ratio percent is 39.876%. Tape Source: Initial Tape Type: Field: Original Note Doc Date xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA finance charge test due to the finance charge disclosed on final CD as $677,457.08. Calculated finance charge is $677,647.08 for an under-disclosed amount of -$190.00. Reason for finance charge under disclosure is unknown, as the fee itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test due to the finance charge disclosed on final CD as xx Calculated finance charge is xx for an under-disclosed amount of -$290.00. Reason for finance charge under disclosure is unknown, as the fee itemization is missing.
Subject loan is a refinance, originated xx
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does meet the FNMA seasoning requirements of 12 months; the previous lien opened on xx and our subject loan closed on xx Further details not provided. Reaching out to PT for prior mortgage to determine compliance with 12 month waiting period for TX50a6. PT provided prior mortgage that wasxx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
59168562	xx	xx			561-2673	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$14,723.85	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,396.62	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	703	733	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 06/xx/2024, the subject mortgage was originated onxx There is one junior UCC lien active against the subject property in favor of xx There are two active “zoning permits (residential)” under pxx against the subject property. There are two active “work” permits under xx against the subject property. There are two expired “xx” permits under xx against the subject property. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $4,396.62 with an interest rate of 7.125% which was applied for the due date of 6/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/xx/2024, the borrower is current with the loan. The next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $4,396.62 with an interest rate of 7.125% which was applied for the due date of 6/xx/2024. The current UPB isxx No bankruptcy and foreclosure evidence has been found. Unable to confirm the current condition and occupancy status of the subject property. BWR has xx BWR2 has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.408% Tape Value: 49.413% |---| -0.005% |----| -0.00500% Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: MI Company Loan Value: Arch Tape Value: Other Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Appraisal Date xx	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The below fees were included in the test: Real Estate Commission paid by Seller: xx Seller Attorney Fee paid by Seller: $600.00 Title CPL Fee paid by Borrower: $75.00 Title Transaction Management Fee paid by Seller: $40.00 Water Bill paid by Seller: $18.04."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.40%. The tape shows an income misrepresentation. Further details were not provided. BWR defect. The subject loan was originated xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	690
43732403	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,974.62	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,964.36	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	784	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx There is one criminal judgment against the borrower in favor of the xx The annual installments of combined taxes for 2023 have been paid in the amount of $2,974.62 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,315.09 (PITI), which was applied for the due date of 5/xx/2024. The current P&I is $2,964.36 with an interest rate of 7.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 0.33 years on the job as axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48%. Tape shows BWR1 may have misrepresented employment as stated that he just started working for BWR2 CPA firm but was not working at closing. Tape also shows income miscalculation over BWR2 SE income. Revised DTI 86%. BWR defect. The subject loan was originated xx		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	766
35298888	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,629.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,389.62	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	696	712	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $3,629.57 on 10/xx/2023. No prior year’s delinquent taxes have been found.	The latest payment history is missing from the loan file. According to payment history tape data as of 4/xx/2024, the borrower has been delinquent with the loan for two months. The last transaction details are not available. The current P&I is $3,389.62 with an interest rate of 6.99%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is collection.
According to payment history tape data as of 4/xx/2024, the borrower has been delinquent with the loan for two months. The last transaction details are not available. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
BWR has 35.66 years on the job as xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower 1 xx Field: Borrower DTI Ratio Percent Loan Value: 49.914% Tape Value: 66.801% Variance: -16.887% Variance %: -16.88700% Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) xx Field: Stated Maturity Date xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.91%. Tape shows a rental income miscalculation as the lender failed to document the lease agreement. Revised DTI is 66.80%. Further details not provided. Lender defect. Subject loan originated onxx	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			706	Not Applicable
35494285	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,957.46	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,994.67	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	730	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The second installment of county tax for 2024 is due in the amount of $978.73 on 10/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,994.67 with an interest rate of 7.375% which was applied for the due date of 5/xx/2024. The current UPB isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/xx/2024, the borrower is current with the loan. The next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,994.67 with an interest rate of 7.375% which was applied for the due date of 5/xx/2024. The current UPB isxx
No bankruptcy and foreclosure evidence has been found.
The collection comment dated 5/xx/2024 shows disaster impact. CCs do not show damage.
BWR has 2.16 years on the job asxx
BWR2 has 2.16 years on the job asxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of Loan is 10 Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 49.142% Tape Value: 50.595% Variance: -1.453% Variance %: -1.45300% Comment: Borrower DTI Ratio Percent is 49.142% Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is not applicable Tape Source: Initial Tape Type: Field: Original Note Doc Date xx Field: Stated Maturity Date xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final executed CD. CE was tested based on seller provided unexecuted CD at closing." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.14%. Tape shows undisclosed debt, and the revised DTI is 50.59%. Further details not provided. BWR defect. Subject loan originated xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			570	737
62717778	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$431.86	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.08	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2024 shows that the subject mortgage was originated on xxNo active judgments or liens were found. The annual installment of county taxes for 2023 was paid in the amount of $423.23 on 12/xx/2023. No prior year’s delinquent taxes have been found.	As per the PH as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $1340.73 (PITI) which was applied to the due date of 6/xx/2024. The current UPB is xx and the interest rate is 6.75%.	Collections Comments:The current status of the loan is performing. As per the PH as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The current UPB is xx and the interest rate is 6.75%. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. Previously borrower worked for xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.868% Tape Value: 44.806% |---| 0.062% |----| 0.06200% Comment: Borrower DTI ratio percent at 44.868%. Tape Source: Initial Tape Type: Field: MI Company Loan Value: Radian Tape Value: Other Variance: Variance %: Comment: MI Company is Radian. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #2 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
79431340	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$355.39	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.29	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $341.17 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $534.91 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $505.29 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB isxx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has 1.416 years on the job axx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.796% Tape Value: 48.793% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio Percent is 48.796%. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the subject property is a single-wide manufactured home in a PUD, and the property still has a tow hitch attached. The manufactured home rider in the recorded mortgage shows that the manufactured home with VIN xx has been affixed to the permanent foundation. Also, the FNMA agency guidelines require Project Eligibility Review Service (PERS) approval, which was not obtained for the subject property. Further details not provided. Zillow search shows an estimated value of xx Current UPB xx	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is Manufactured Housing (Lvl 2) "As per the appraisal report located at xx” the subject property is a manufactured home. The legal description attached to the subject mortgage shows VIN xx The manufactured home rider is attached to the recorded mortgage, located at xx ” which states that the manufactured home with VIN xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	Not Applicable
32968158	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,568.49	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.52	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx No active judgments or liens were found. The annual combined taxes for 2023 were paid in the amount of $1,568.49 on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2024, the borrower is current with the loan and the next due date is 07/xx/2024. The last payment was received on 05/xx/2024 in the amount of $1,351.66 which was applied to the due date of 06/xx/2024. The current monthly P&I is $1,064.52 and the interest rate is 6.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2024, the borrower is current with the loan and the next due date is 07/xx/2024. The current UPB reflected as per the payment history is xx No information has been found related to damage or repairs. As per seller tape data, the property is owner-occupied. BWR has been SE fxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is not available Tape Source: Initial Tape Type: Field: Property Address Street xx Field: Stated Remaining Term xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.53%. Tape shows SE income miscalculation as the lender used only a 1-year tax return instead of the required 2-years. Further details not provided. Lender defect. Subject loan originated onxx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	Not Applicable
77791915	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,986.63	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,732.99	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The first, second, third and fourth installments of town taxes for 2024 were paid in the amount of $8,986.63. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,786.11 which was applied to the due date of 5/xx/2024. The unpaid principal balance isxx. The current P&I is $1,732.99 and the interest rate is 3.625%. Tape shows the deferred balance is $xx As per the comment dated 6/xx/2021, 6 payments were approved as deferred in the amount of xx	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 6/xx/2024 in the amount of $2,786.11 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated 2/xx/2024, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
BWR has been Sxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 91 Tape Value: 93 |---| -2 |----| -2.15053% Comment: NA Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 47.406% Tape Value: 47.410% Variance: -0.004% Variance %: -0.00400% Comment: As per document borrower DTI is 47.406%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Deferred Balance Amount xx Field: Original Appraised Value xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.47%. The tape shows undisclosed mortgage debt. Further details are not provided. BWR defect. The subject loan originated onxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.40%, the borrower’s income is xx and total expenses are in the amount of $2,373.16 and the loan was underwritten by LPxx and its recommendation is Accept with a DTI of 47.40%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			665	Not Applicable
23454336	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,989.25	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	703	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. We are unable to determine date of the last payment received. The current P&I is $1,989.25 and interest rate is 5.000%. The current UPB reflected as per the payment history tape data is xx and the deferred balance is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 5/xx/2024, the borrower is current with the loan, and the next due date is 6/xx/2024. The current UPB reflected is xx
Covid-19 attestation is available in the loan file, which is located at “1022094_Welch_FullPackage PG# 563.”
As per the comment dated 05/xx/2024, the reason for default is curtailment of income.
As per the comment dated 05/xx/2024, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comments dated 02/xx/2023 the borrower was approved for a deferment to change the due date from 12/xx/2022 to 02/xx/2023 with a deferred amount of $3,978.50.
As per the comments dated 08/xx/2023, the borrower was approved for a deferment to change the due date from 0xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 year on the job as a rxx
BWR2 has been SE fxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 43 Tape Value: 45 |---| -2 |----| -4.44444% Comment: Age of loan is 43. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 50.445% Tape Value: 53.490% Variance: -3.045% Variance %: -3.04500% Comment: Borrower DTI ratio percent is 50.445%. Tape Source: Initial Tape Type: Field: Current Value xx Field: Deferred Balance Amount xx Field: Interest Paid Through Date xx Field: Original Appraised Value xx Field: Original Standard LTV (OLTV) xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 50.44%. Tape shows the lender failed to document the 2019 tax returns filed with the IRS. The revised DTI is 53.49%. Further details not provided. Lender defect. The subject loan originated xx
* Compliance Testing (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.118% exceeds APR threshold of 4.520% over by +0.598%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.118% exceeds APR threshold of 4.520% over by +0.598%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the MA 209 CMR 32.35 higher-priced mortgage loan test due to an APR calculated at 5.118% exceeds APR threshold of 4.520% over by +0.598%. The subject loan is escrowed."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.44%, the borrower's income is $8,209.21, and total expenses are in the amount of $4,141.10. The AUS report is missing from the loan documents. The subject loan originated onxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			498	575
42660269	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,857.97	$7,046.50	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,300.48	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage originated on xx No active liens and judgments have been found. The fourth installment of 2024 county taxes is delinquent in the amount of $1857.97 which is payable through 6/xx/2024.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,127.38 (PITI) which was applied to the due date of 6/xx/2024. The P&I is $1,300.48 and the interest rate is 2.999%. The current UPB reflected as per the payment history isxx	Collections Comments:The loan is performing. According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB reflected as per the payment history is xx The reason for default is unable to be determined. The subject property is owner occupied. No comments have been found for damage and repairs. No comments have been found for bankruptcy and foreclosure. Covid-19 attestation is locatexx BWR has 4.50 years on the job as xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 43 Tape Value: 45 |---| -2 |----| -4.44444% Comment: NA. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 42.367% Tape Value: 52.520% Variance: -10.153% Variance %: -10.15300% Comment: As per loan documents borrower DTI ratio is 42.367%. Tape Source: Initial Tape Type: Field: Current Value xx Field: Purpose of Refinance Per HUD-1 Lxx Field: Purpose of Transaction per HUD-1 xx Field: Sales Price (HUD-1 Line 101) xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows that the estimated value of the subject property is xx The current UPB is xx
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 42.37%. The tape shows an income miscalculation as the BWR does not have sufficient income to support total monthly obligations. The revised DTI is 52.52%. Further details were not provided. Lender defect. The subject was originated on xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
33364972	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,861.55	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	784	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The tax status to follow. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 6/xx/2024 in the amount of $4,237.96 which was applied to the due date of 5/xx/2024. The unpaid principal balance isxx. The current P&I is $2,861.55 and the interest rate is 3.125%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 6/xx/2024 in the amount of $4,237.96 which was applied to the due date of 5/xx/2024. The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The Covid-19 attestation is located at “xx
BWR has 8 months on the job as an xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 44 Tape Value: 46 |---| -2 |----| -4.34782% Comment: Age of loan is 44 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 5/xx/2024 Tape Value: 5/xx/2024 Variance: -15 (Days) Variance %: Comment: Interest paid through date is 5/xx/2024 Tape Source: Initial Tape Type: Field: Original Appraised Value xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx Current UPB is xx
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 45.71%. The tape shows SE income miscalculation as the BWR does not have sufficient income to support total monthly obligations. Further details were not provided. Lender defect. The subject was originated on xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.471%, as the borrower’s income is xx and total expenses are in the amount of $5,222.40, and the loan was underwritten by LPxx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			819	Not Applicable
32467507	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$389.32	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,727.21	$1,727.21	5.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	739	xx	First	Final policy	Not Applicable	Not Applicable	06/xx/2023	$329,053.00	Not Applicable	8.000%	$2,414.47	11/xx/2023	Financial Hardship	According to the UT report dated 6/xx/2024, the subject mortgage was originated onxx There is a prior mortgage active against the subject property in the amount of xx No prior year's delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 6/xx/2024. The current P&I is $2,414.47 and the interest rate is 8.000%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 6/xx/2024. The current P&I is $2,414.47 and the interest rate is 8.000%. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
BWR has been SE for 8 years xx
BWR2 employment details are not available.
Unable to confirm the current condition and occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date of xx and the new principal balance is xx The borrower promised to pay P&I in the amount of $2,414.47 with fixed interest rate of 8.00% starting on 11/xx/2023 until the new maturity date of xx	Appraisal (Incomplete) Mortgage Insurance	Field: Age of Loan Loan Value: 13 Tape Value: 24 |---| -11 |----| -45.83333% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.723%   Tape Value: 70.860%   Variance: -48.137%   Variance %: -48.13700%   Comment: As per 1008 and LP borrower DTI is 22.723%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   xx
Field: Interest Paid Through Date   Loan Value: 6/xx/2024   Tape Value: 5/xx/2024   Variance: 4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value xx
Field: Original Balance (or Line Amount) xx
Field: Original Stated P&I  xx
Field: Property Address Street   xx
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Construction/Perm   Tape Value: Construction   Variance:    Variance %:    Comment: Purpose of application is construction to permanent.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Document Preparation Fee. CD dated xx reflects Document Preparation Fee at $300.00. This is an increase in fee of $300.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx
Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 4/xx/2022 reflects Recording fee at $176.00. CD dated 7/xx/2022 reflects Recording fee at $239.00. This is an increase in fee of $45.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated xx
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* The property type does not match the Appraisal Report (Lvl 3) "xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The tape shows the subject originated as a construction-to-permanent loan that originated in xx * Loan has escrow holdback. No proof it was released (Lvl 2) "Final CD dated 7/xx/2022 reflects escrow holdback in the amount of $238,000.00. Proof for release of escrow holdback is located atxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	723
34176954	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,398.92	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,415.09	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found. The first installment of county taxes for 2023 was paid in the amount of $2199.46 on 3/xx/2024. The second installment of county taxes for 2023 is due in the amount of $2199.46 on 7/xx/2024. No prior year’s taxes found delinquent.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,007.42 (PITI) which was applied for the due date of 6/xx/2024. The current P&I is $1,415.09 with an interest rate of 6.625%. The current UPB isxx	Collections Comments:The loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,007.42 (PITI) which was applied for the due date of 6/xx/2024. The current P&I is $1,415.09 with an interest rate of 6.625%. The current UPB isxx
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The borrower is working at xx
Borrower has 1.41 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 38%. Tape and file show lender did not establish ATR as BWR has no FICO, no open tradelines, only 1.4 years on new job after 9 month gap, 74.5% payment shock. Lender defect. Loan originated xx	* Loan does not conform to program guidelines (Lvl 3) "Tape shows multiple issues identified by Freddie Mac that were not addressed. BWR has a thin credit history with no FICO score and no open or active tradelines. BWR's job stability was not established due to a 9-month gap between current and prior employment. Current housing expenses increased fromxxAlso, subject loan approved at 38% exceeds the maximum recommended DTI of 36%. BWR has 1.41 years on the job xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
54450055	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,907.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.10	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2024, the subject mortgage originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2023 was paid in the amount of $953.50 on 4/xx/2024. The second installment of county taxes for 2023 is due in the amount of $953.50 on 8/xx/2024. The annual water charges for 2024 have been due in the amount of $111.00 on 6/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,316.05, which was applied for the due date of 5/xx/2024. The current monthly P&I is $947.10 with an interest rate of 6.990%. As per the tape, the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2024, the borrower is current with the loan, and the next due date is 06/xx/2024. The last payment was received on 5/xx/2024 in the amount of $1,316.05, which was applied for the due date of 5/xx/2024. The current monthly P&I is $947.10 with an interest rate of 6.990%. As per the tape, the current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.

BWR started a new job on xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Application Date (Baseline script versionxx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.92%. Tape shows BWRs income was not eligible for qualification due to the BWR is employed by the property seller of the subject transaction. File shows UW used future income for qualification. Future employer’s offer letter shows BWR will start job on xx Further details not provided. Lender defect. Subject loan originated onxx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is purchase case. Final CD reflects cash out amount at $1,108.61."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			760	Not Applicable
57045094	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,085.48	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,731.44	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	695	682	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2024, the subject mortgage was originated onxx
No active liens or judgments have been found against the borrower or subject property.
The first installment of combined taxes for 2024 was paid in the amount of $2,042.74.
The second installment of combined taxes for 2024 is due in the amount of $2,042.74.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $2,266.67 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx. The current P&I is $1,731.44 and the interest rate is 7.625%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $2,266.67 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has 1.83 years on the job asxx BWR1 has prior employment experience as a xxBWR2 has prior employment experience as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.850% Tape Value: 61.620% |---| -12.770% |----| -12.77000% Comment: Borrower DTI Ratio Percent is 48.850% Tape Source: Initial Tape Type:
Field: Current Value  xx
Field: MI Coverage Amount xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.85%. The tape shows a rental income miscalculation. The revised DTI is 61.62%. Further details not provided. Lender defect. The subject loan was originated on xx	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Compliance TRID tolerance test is incomplete due to the initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "As per the document tracker located at xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6747184	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,186.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,648.62	7.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	771	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $4,186.72 on 02/xx/2024 and 06/xx/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The last payment was received on 06/xx/2024 in the amount of $4,364.81, which was applied to the due date of 06/xx/2024. The current monthly P&I is $3,648.62 and the interest rate is 7.25%. The current UPB reflected as per the payment history isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
BWR1 has 8.91 years on the job as an installer with xx
 BWR2 has eight months on the job as a bxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.859% Tape Value: 63.660% |---| -13.801% |----| -13.80100% Comment: Borrower DTI Ratio Percent is 49.859%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.85%. The tape shows a rental income miscalculation. The revised DTI is 63.66%. Further details not provided. Lender defect. The subject loan was originated on xx	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26746208	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,103.48	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,919.82	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2024 shows that the subject mortgage was originated onxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for 2024 is due in the amount of $1,551.74.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 6/xx/2024, which was applied for the due date of 6/xx/2024 and the next due date for payment is 7/xx/2024. The P&I is $2,919.82 and PITI is $3,347.26. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The last payment was received on 6/xx/2024, which was applied for the due date of 6/xx/2024 and the next due date for payment is 7/xx/2024. The P&I is $2,919.82 and PITI is $3,347.26. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR has qualified with a post-closing jobxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of the loan is 12. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Property Address Street xx Field: Stated Maturity Date xx	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but a photo addendum shows $1500 cost to cure the usage of the attached garage. The updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.52% with future job income from offer letter. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan was originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
40069835	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,512.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,360.24	5.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The first and second installments of county taxes for 2023/2024 have been paid in the total amount of $5,808.44. No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,427.37 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,360.24 with an interest rate of 5.875%. The current UPB reflected as per the payment history isxx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
As per the comment dated 11/xx/2023, the reason for default is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.214%   Tape Value: 68.829%   Variance: -23.615%   Variance %: -23.61500%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Lxx
Field: Original Note Doc Date  xx
Field: Purpose of Refinance Per HUD-1   Lxx
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the revised loan estimate delivery test due to the revised LE issued on xx and delivered on xx which is the same as the initial CD issue date xx

The loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to the revised LE delivered on the same date as the initial CD issue date 3/xx/2023."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Qualified Mortgage Lending Policy Points and Fees test to fees charged xx exceeds fees threshold of $11,564.62 over by +$1,268.28.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $790.00
Tax Service Fee paid by Borrower: $81.00
Underwriting Fee paid by Borrower: $705.00
Wire Transfer Fee paid by Borrower: $45.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$1,268.28.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: $790.00
Tax Service Fee paid by Borrower: $81.00
Underwriting Fee paid by Borrower: $705.00
Wire Transfer Fee paid by Borrower: $45.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.21%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan was originated onxx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	Not Applicable
11977545	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.36	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	714	726	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated xx No active judgments or liens were found. The annual county taxes for 2024 were exempted on 01/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,532.89 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $1,967.76 with an interest rate of 6.99%. The current UPB isxx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
As per the seller’s tape data, the borrower was not employed at closing.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR1 has 1.41 years on the job as xx
BWR2 has 10.16 years on the job as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of Loan is 10 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.272%   Tape Value: 89.030%   Variance: -49.758%   Variance %: -49.75800%   Comment: Borrower DTI Ratio Percent is 39.272%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 16.860%   Tape Value: 37.850%   Variance: -20.990%   Variance %: -20.99000%   Comment: Housing Ratio per U/W (Initial Ratio) is 16.860%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
																																																																																				Field: Original Standard LTV (OLTV) xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 39%. Tape shows BWR was not employed at closing. Revised DTI is 89.03%. Further details not provided. BWR defect. Subject loan originated xx * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	765
97254955	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,096.58	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,832.58	5.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage originated onxx No active judgments or liens were found. The first and second installments of town taxes for 2024 were paid in the total amount of $4,024.38 on 02/xx/2024 and 05/xx/2024. The third installment of town taxes for 2024 is due in the amount of $1,536.10 on 08/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,792.50 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,832.58 with an interest rate of 5.99%. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has 2.67 years on thexx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Collections - Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: Cenlar FSB |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #3 with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject NOO was approved at 10.045%. Tape shows pattern of misrepresentation. BWR defect. Further details not provided. BWR has xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	Not Applicable
50631756	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,784.51	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,652.34	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	794	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/xx/2024, the subject mortgage was originated on xx
No active judgments or liens found
The annual county taxes for 2023 were paid off in the amount of $1,784.51 on 11/xx/2023.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of 6/xx/2024, the borrower is current with the loan and the next due date of payment is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,915.97 which applied for 6/xx/2024. The current P&I is $2,652.34 with an interest rate of 5.625%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of 6/xx/2024, the borrower is current with the loan and the next due date of payment is 7/xx/2024. The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the subject property is owner-occupied.
BWR has been SE for xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property may be NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceeds fees threshold of xx over by +$5,821.96.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,911.00
Points - Loan Discount Fee paid by Borrower: $11,049.00
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx over by +$5,821.96.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: $1,055.00"
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 24.83%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated onxx
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43524066	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$124.81	$6,815.93	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,065.60	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the amount of $6,815.93.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,880.05 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,065.60 with an interest rate of 2.999%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
Covid-19 attestation is available in the loan file, which is located at “xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.882% Tape Value: 73.176% |---| -23.294% |----| -23.29400% Comment: Borrower DTI ratio is 49.882%. Tape Source: Initial Tape Type:
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: Cenlar FSB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: Essent Tape Value: Other Variance: Variance %: Comment: MI company name is Essent. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.88%. Tape shows undisclosed debt with a monthly payment of $1,650, and the revised DTI is 73.18%. Further details not provided. BWR defect. Subject loan originated xx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.88%, as the borrower’s income is xx and total expenses are in the amount of $3,533.28 and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
7063820	xx	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$717.72	$6,847.48	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,687.23	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2024 shows that the subject mortgage originated xx There is a state tax lien againstxx in favor of the xx The first installment of county taxes for 2023 was paid in the amount of $3,423.74 on 12/xx/2023. The second installment of county taxes for 2023 was paid in the amount of $3,423.74 on 04/xx/2024. The annual supplemental county taxes for 2021 are delinquent in the amount of $717.72 on 12/xx/2023, which is payable on 06/xx/2024.	According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $3,445.67 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,687.23 with an interest rate of 4.250%. The current UPB isxx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB isxx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR has one month on the job as axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.057% Tape Value: 374.271% |---| -331.214% |----| -331.21400% Comment: Borrower DTI ratio percent 43.057%. Tape Source: Initial Tape Type:
Field: Borrower Last Name xx
Field: Collections - Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: Cenlar FSB   Variance:    Variance %:    Comment: Servicing part.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 30.214% Tape Value: 262.631% Variance: -232.417% Variance %: -232.41700% Comment: Housing ratio percent is 30.214%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""The subject loan was approved at 43.05%. The tape shows the income misrepresentation. The revised DTI is 374%.. Tape also shows 3 months bank statements missing. File contains the missing months with large unexplained deposits to represent $54K assets and $39K needed to close. Further details not provided. BWR defect. The subject loan was originated onx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	Not Applicable
4641505	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,406.22	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,426.39	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2024, the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor ofxx
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $1,426.39 with an interest rate of 3.250% which was applied for the due date of 6/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan. The next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $1,426.39 with an interest rate of 3.250% which was applied for the due date of 6/xx/2024. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated 12/xx/2023, the borrower’s income was impacted by Covid-19. As per the tape data, the servicer provided FB plan which ran from 3/xx/2023 to 2/xx/2024. Also, as per the tape data and collection comment dated 1/xx/2024 and 1/xx/2024, Covid-19 payment deferral was completed. Payments from xx
BWR has five months on the job as a property developer atxx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 24.255% Tape Value: 100.000% |---| -75.745% |----| -75.74500% Comment: Borrower DTI ratio percent is 24.255%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value xx	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 24.25%. The tape shows income and asset misrepresentation by BWR. The revised DTI is 100%. File shows xx assets and xx needed to close. Further details were not provided. BWR defect. The subject loan was originated onxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7221917	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,653.45	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,549.29	5.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	624	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2024, the subject mortgage was originated onxx No active judgments or liens have been found. The first and second installments of county taxes for 2023 have been paid in the amount of $2,653.45. No prior year’s delinquent taxes have been found.	According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,865.04 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,505.44 with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
As per the photo addendum attached with the appraisal report dated xx, the basement bathroom door frame is rusted down the side and needs to be repaired. No details have been found regarding the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE at xx
BWR2 has 1.83 years on the job as an axx
BWR3 has 8.41 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 58.664% Tape Value: 46.346% |---| 12.318% |----| 12.31800% Comment: Borrower DTI ratio percent is 31.942% Tape Source: Initial Tape Type: Field: Original Appraised Value xx Field: Original Balance (or Line Amount) xx Field: Original CLTV Ratio Percent xx Field: Original Standard LTV (OLTV)xx Field: Payment History String Loan Value: 0000000000000000000 Tape Value: CCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum shows that the basement bathroom door frame is rusted down the side and needs to be repaired. The estimated cost to cure is not available in the file. 1004D is missing from the loan documents. Zillow search shows an estimated value of xx The current UPB is xx
* MI, FHA or MIC missing and required (Lvl 3)     "Subject loan is FHA and mortgage insurance certificate is missing from the loan document."
* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 58.66%. The tape shows an income miscalculation by the lender, and the revised DTI is over 50%. Further details were not provided. Lender defect. The subject loan originated xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents. Subject loan is purchase case, originated onxx
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			675	575
13010681	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$895.26	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,323.03	7.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,323.03 with an interest rate of 7.125% which was applied for the due date of 7/xx/2024. The current UPB is xx PH shows principal curtailment was made on 5/xx/2024 in the amount of $3,377.50.	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,323.03 with an interest rate of 7.125% which was applied for the due date of 7/xx/2024. The current UPB isxx No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. BWR receives SSN andxx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 |---| 330 |----| 1100.00000% Comment: Loan original maturity date is 360. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent xx Field: Original Note Doc Date xx Field: Original Standard LTV (OLTV) xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insurable by the FHA as it lost the AUS approval at the time of insuring. The loan does not qualify for a manual UW. Further details not provided. LP in file shows risk recommendation is accept at DTI of 39%."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects cash to in the amount of $805.18."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			621	Not Applicable
15924823	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,874.31	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,056.27	7.740%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/xx/2024, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $9,874.31. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/xx/2024, the borrower is current with the loan and the next due date is 7/xx/2024. The last payment was received on 5/xx/2024 in the amount of $3,154.79 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx. The current P&I is $2,056.27 and the interest rate is 7.740%.	Collections Comments:The loan is currently performing and the next due date is 7/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $3,154.79 which was applied to the due date of 6/xx/2024. The unpaid principal balance is xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for xx
The Covid-19 attestation is located at “xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent xx Field: Original Standard LTV (OLTV) xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is an ITIN loan approved with an LTV of 85% that exceeds the investor guideline threshold of 80%. Further details not provided. Zillow search shows an estimated value of xx Current UPB xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.989% exceeds APR threshold of 8.400% over by +0.589%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
5952041	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,089.04	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,372.31	7.740%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2024 shows that the subject mortgage originated onxx No active liens or judgments have been found. The first installment of county tax for 2023 has been paid in the total amount of $3,034.52 on 05/xx/2024. The second installment of county tax for 2023 has been paid in the total amount of $3,054.52 on 05/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,789.41 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $2,372.31 with an interest rate of 7.740%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR has beenxxn.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: As per note. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 37.376% Tape Value: 37.925% Variance: -0.549% Variance %: -0.54900% Comment: As per calculation. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent xx Field: Original Standard LTV (OLTV) xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject is an ITIN loan approved with an LTV of xx that exceeds the investor guideline threshold of 80%. Further details not provided. Zillow search shows an estimated value of xx Current UPB xx	* Higher Price Mortgage Loan (Lvl 2) "Loan failed CA AB 260 Higher-Priced Mortgage Loan Test due to APR calculated 9.080% exceeds APR threshold of 8.270% over by +0.810%. Subject loan is escrowed. Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.080% exceeds APR threshold of 8.270% over by +0.810%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			680	Not Applicable
71311053	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,538.49	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,238.07	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	692	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/xx/2024, the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and subject property. The annual combined taxes for 2023 were paid in the amount of $1,538.49 on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The last payment was received on 06/xx/2024 in the amount of $2,780.87 which was applied for the due date of 06/xx/2024. The current monthly P&I is $2,238.07 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The last payment was received on 06/xx/2024 in the amount of $2,780.87 which was applied for the due date of 06/xx/2024. The current monthly P&I is $2,238.07 with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape, the subject property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid-19. BWR#1 has xx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Seller tape shows Age of the loan 6, as per the Note document is 4. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 45.147% Tape Value: 45.339% Variance: -0.192% Variance %: -0.19200% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Purpose of Transaction per HUD-1 xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.14%. The tape shows an income miscalculation. Further details not provided. Lender defect. The subject loan originated xx * Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO. Further details were not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed delivery and timing test for initial closing disclosure dated 10/xx/2023. Document tracker is missing, and 3 business days were added to get receipt date 10/xx/2023, which is on the consummation date of xx Subject loan is a refinance, originated on xx
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees first lien test. The Below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: $100.00 Underwriting Fee paid by Borrower: $995.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			685	Not Applicable
4628391	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,262.38	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,856.06	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	713	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	05/xx/2023	$387,073.70	Not Applicable	4.500%	$1,961.24	06/xx/2023	Financial Hardship	As per the review of the updated title report dated 07/xx/2024, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for 2023 were paid in the amount of $2,262.38 on 09/xx/2023. The annual utilities/MUD charges for 2023 have been delinquent in the amount of $358.00 which are payable on 07/xx/2024.	According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,960.63 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $1,961.24 with an interest rate of 4.50%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB isxx
The loan was modified on 5/xx/2023 with a principal balance of $387,073.70.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR hasxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers “xx” with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $1,961.24 with a modified interest rate of 4.500% starting on 06/xx/2023 and continuing until the new maturity date of xx	Flood Certificate Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) xx Field: Original Stated Rate xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""The subject loan was approved at 40.82%. The tape shows the BWR did not provide the divorce decree to show there was not a monthly obligation on a foreclosed property. Further details not provided. Lender defect. The subject loan originated on xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 05/xx/2018 does not reflect Points - Loan Discount Fee. Final CD dated 12/xx/2108 reflects Points - Loan Discount Fee at $864.38. This is an increase fee in the amount of +$864.38 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated xx
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization disclosure is missing from loan documents."
* Missing flood cert (Lvl 2)     "The flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	Not Applicable
37958653	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,817.32	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.38	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	780	752	xx	First	Final policy	Not Applicable	Not Applicable	05/xx/2023	$352,894.14	$30,688.84	4.125%	$1,371.78	06/xx/2023	Financial Hardship	As per the review of the updated title report dated 07/xx/2024, the subject mortgage originated onxx There is a civil judgment found against the borrower in favor of xx The 1st and 2nd installments of town taxes for 2024 were paid in the total amount of $6,908.66 on 2/xx/2024 and 5/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,604.76 (PITI), which was applied for the due date of 6/xx/2024. The current P&I is $1,371.78 with an interest rate of 4.130%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of 6/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The current UPB isxxand the deferred xx.
The loan was modified on 5/xx/2023 with an interest bearing amount of $322,205.30.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR has been SE forxx.
BWR2 has been SE for xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrowers “xx” with an effective date of 5/xx/2023. The new modified unpaid principal balance is xx out of which $322,205.30 is the interest-bearing amount. The deferred amount is xx The borrower agreed to pay the modified monthly P&I of $1,371.78 with a modified interest rate of 4.125% starting on 6/xx/2023 and continuing until the new maturity date of xx	Flood Certificate Good Faith Estimate	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type: Field: Loan Original Maturity Term Months xx Field: Original Balance (or Line Amount) xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31%. The tape shows an income miscalculation. The revised DTI is above 50%. Further details were not provided. Lender defect. The subject loan originated xx
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as $269,296.98. Calculated finance charge is $269,846.93 for an under disclosed amount of -$549.95. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated onxx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
																																																																																								* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			622	661
88795769	xx	xx	561-2673	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,042.26	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,160.05	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	767	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/xx/2024, the subject mortgage was originated onxx
There is a prior state tax lien against “xx” in the amount of $2,348.74, which was filed by the plaintiff, ”xx
There is a prior child support lien against “xx,” whose amount was not mentioned in UT, which was filed by the plaintiff ”xx
There are four prior certificates of tax liens in the amount of xxwhich were filed by the plaintiff, xx
The first installment of county taxes for 2023 is paid in the amount of $6,521.13 on 11/xx/2023.
The second installment of county taxes for 2023 is paid in the amount of $6,521.13 on 3/xx/2024.
The first installment of county supplementary taxes for 2023 is paid in the amount of $1,895.96 on 3/xx/2024.
The second installment of county supplemental taxes for 2023 is due on 7/xx/2024 in the amount of $1,895.96.
No prior year’s delinquent taxes have been found.

According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,160.05, which was applied for the due date of 6/xx/2024. The current monthly P&I is $2,160.05 with an interest rate of 6.990%. The current UPB reflected, as per the payment history, isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 7/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,160.05, which was applied for the due date of 6/xx/2024. The current monthly P&I is $2,160.05 with an interest rate of 6.990%. The current UPB reflected, as per the payment history, isxx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The subject property is owner-occupied.
BWR1 receivesxx
 BWR2 has xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -2 (Days) |----| Comment: Original note doc date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.72%. The tape shows the lender miscalculated BWR2 income. The revised DTI is 90%. Lender defect. The subject loan was originated onxx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for closing disclosure dated 8/xx/2023. Document tracker is missing and 3 business days were added to get receipt date 9/xx/2023 which is after the consummation date 8/xx/2023. The subject loan is a purchase case, originatedxx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			807	796
75571398	xx	xx			561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,249.22	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,450.49	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	699	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/xx/2024, the subject mortgage originated onxx No active judgments or liens were found. The first and second installments of 2023 taxes were paid in the amount of $1249.22 on 10/xx/2023 and 4/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The last payment was received on 06/xx/2024 in the amount of $3,789.52 which was applied to the due date of 06/xx/2024. The monthly P&I is $3,450.49 and the interest rate is 7.625%. The current UPB isxx	Collections Comments:The current status of the loan is performing. According to the payment history as of 06/xx/2024, the borrower is current with the loan, and the next due date is 07/xx/2024. The current UPB is xx No information has been found related to damage or repairs. As per the servicing comment dated 06/xx/2024, the property is owner-occupied. BWR has 0.16 years on the job as a registered nurse at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -5 (Days) |----| Comment: Original note document date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is a NOO and was approved at 49.84%. The tape rental income used by the lender is not supported by a lease agreement. Further detail not provided. Lender defect. The subject loan originated onxx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, but the photo addendum shows a patch of peeling paint on the wall in the dining room. 1004D missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
12849413	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,357.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,557.10	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 07/xx/2024, the subject mortgage was originated onxx There are two prior judgments active against the subject borrower. The first prior judgment was recordedxx The second prior judgment was recorded xx No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,557.10 with an interest rate of 6.750% which was applied for the due date of 7/xx/2024. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/xx/2024, the borrower is current with the loan. The next due date is 8/xx/2024. The last payment was received on 6/xx/2024 in the amount of $2,557.10 with an interest rate of 6.750% which was applied for the due date of 7/xx/2024. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. BWR has 7.58 years on the jobxx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 41.13%. The tape shows a rental income miscalculation. The revised DTI is 82.00%. Lender defect. The subject loan originated onxx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $13,467.59 exceeds fees threshold of $11,367.44 over by +$2,100.15.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $10,841.88
Points - Loan Discount Fee paid by Borrower: $2,625.71."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to the initial LE is missing from the loan documents. The subject loan is a purchase, originated on xx
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,467.59 exceeds fees threshold of $11,367.44 over by +$2,100.15.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $10,841.88
Points - Loan Discount Fee paid by Borrower: $2,625.71."
																																																																																							* Missing Initial LE (Lvl 3) "Initial loan estimate dated 11/xx/2023 is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	Not Applicable
69361380	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$777.70	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$896.01	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/xx/2024 shows that the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and subject property. The 1st installment of county tax for 2023 has been paid in the total amount of $3885.85 on 05/xx/2024. The 2nd installment of county tax for 2023 has been due in the total amount of $3885.85 on 11/xx/2024. No prior year’s delinquent taxes have been found.	The loan was originated on xx with the first payment date of 8/xx/2024. As per the seller’s tape data as of 06/xx/2024, the next due date is 08/xx/2024. The current P&I is $896.01 with an interest rate of 8.625%. The unpaid principal balance isxx	Collections Comments:The current status of the loan is performing.
The loan was originated on xx with the first payment date of 8/xx/2024. As per the seller’s tape data as of 06/xx/2024, the next due date is 08/xx/2024. The current P&I is $896.01 with an interest rate of 8.625%. The unpaid principal balance is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR receivexx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.478% Tape Value: 48.121% |---| 1.357% |----| 1.35700% Comment: Borrower DTI is 49.478%. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) xx	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents. Post close final application is available at xx Kuhn - Final 1003) which is after closing date." * Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan closed as a manufactured home in the PUD community, and the lender failed to document project warranty approval from agencies. Further details not provided. Zillow search shows an estimate value of xx and the current UPB is xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.962% exceeds APR threshold of 8.690% over by +0.272%. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.056% exceeds APR threshold of 8.690% over by +0.366%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "According to the appraisal report located at xx”, the type of subject property is a manufactured home. The legal description of the recorded mortgage shows thexx The manufactured home rider is located at “xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			661	Not Applicable
75120412	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,165.90	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,678.75	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/xx/2024, the subject mortgage was originated xx No active judgments or liens have been found. The annual installments of county taxes for 2023/2024 have been paid in the amount of $1,585.45 on 03/xx/2024. The annual installments of county taxes for 2023/2024 are due in the amount of $1,580.45 on 11/xx/2024. No prior year’s delinquent taxes have been found.	According to payment history as of 7/xx/2024, the loan is performing, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 for the due date of 7/xx/2024. The current P&I is $1,678.75. and the interest rate is 6.250%. The current UPB reflected as per the payment history isxx	Collections Comments:The loan is performing.
According to payment history as of 7/xx/2024, the loan is performing, and the next due date is 8/xx/2024. The current UPB reflected as per the payment history is xx
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR started a new job oxx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49%. Tape shows lender repurchased loan over commission income miscalculation. BWR only has 2 months on new sales job and prior sales experience history does not carry over to new job. Further details not provided. Lender defect. Subject loan originated onxx	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
36757298	xx	xx	561-2673	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,025.81	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.11	6.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 07/xx/2024, the subject mortgage was originated onxx No active judgments or liens found. The 1st, 2nd, 3rd, and 4th installments of county taxes for 2024 are due in the total amount of $2,025.81 on different dates. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The last payment was received on 7/xx/2024 in the amount of $1,635.67 (PITI), which was applied for the due date of 7/xx/2024. The current P&I is $1,420.11 with an interest rate of 6.750%. The current UPB isxx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 7/xx/2024, the borrower is current with the loan, and the next due date is 8/xx/2024. The current UPB isxx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closing bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR receives xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 53.271%   Tape Value: 53.256%   Variance: 0.015%   Variance %: 0.01500%   Comment: As per calculation DTI is 53.271%.   Tape Source: Initial   Tape Type:
Field: Current Value xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 53.271%   Tape Value: 53.256%   Variance: 0.015%   Variance %: 0.01500%   Comment: As per calculation Housing ratio is 53.271%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I  xx
Field: Property Address Street xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -$5.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated xx
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan does not meet seasoned period requirement of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			730	Not Applicable